UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:10/31/09

Item 1.  Reports to Stockholders.

Looking long-term

Semi-Annual Report | AdvisorOne Funds | October 31, 2009

AdvisorOne Funds

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter from the Portfolio Management Team	3
Amerigo Fund - Portfolio Summary	4
Amerigo Fund - Performance Update	5
Clermont Fund - Portfolio Summary	6
Clermont Fund - Performance Update	7
Select Allocation Fund - Portfolio Summary	8
Select Allocation Fund - Performance Update	9
Descartes Fund - Portfolio Summary	10
Descartes Fund - Performance Update	11
Liahona Fund - Portfolio Summary	12
Liahona Fund - Performance Update	13
Enhanced Income Fund - Portfolio Summary	14
Enhanced Income Fund - Performance Update	15
Flexible Income Fund - Portfolio Summary	16
Flexible Income Fund - Performance Update	17
Select Appreciation Fund - Portfolio Summary	18
Select Appreciation Fund - Performance Update	19
Reservoir Fund - Portfolio Summary	20
Reservoir Fund - Performance Update	21
Amerigo Fund - Schedule of Investments	22
Clermont Fund - Schedule of Investments	23
Select Allocation Fund - Schedule of Investments	28
Descartes Fund - Schedule of Investments	31
Liahona Fund - Schedule of Investments	34
Enhanced Income Fund - Schedule of Investments	37
Flexible Income Fund - Schedule of Investments	39
Select Appreciation Fund - Schedule of Investments	40
Reservoir Fund - Schedule of Investments	41
Statements of Assets and Liabilities	42
Statements of Operations	44

AdvisorOne Funds Semi-Annual Report

Table of Contents, cont’d.

Amerigo Fund - Statements of Changes in Net Assets	46
Clermont Fund - Statements of Changes in Net Assets	46
Select Allocation Fund - Statements of Changes in Net Assets	47
Descartes Fund - Statements of Changes in Net Assets	47
Liahona Fund - Statements of Changes in Net Assets	48
Enhanced Income Fund - Statements of Changes in Net Assets	48
Flexible Income Fund - Statements of Changes in Net Assets	49
Select Appreciation Fund - Statements of Changes in Net Assets	49
Reservoir Fund - Statements of Changes in Net Assets	50
Amerigo Fund - Financial Highlights	51
Clermont Fund - Financial Highlights	53
Select Allocation Fund - Financial Highlights	54
Descartes Fund - Financial Highlights	55
Liahona Fund - Financial Highlights	56
Enhanced Income Fund - Financial Highlights	57
Flexible Income Fund - Financial Highlights	57
Select Appreciation Fund - Financial Highlights	57
Reservoir Fund - Financial Highlights	58
Notes to Financial Statements	59
Shareholder Expense Example	74
Financial Statements of Underlying Fund	77
Supplemental Information	131

AdvisorOne Funds Semi-Annual Report

Letter from The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Semi-Annual Report for the Funds covering the six months ended October 31, 2009.

We feel our “Great Reflation” theme played out well over the past six months as international equities, basic materials, investment grade and high yield bonds, and select commodities all experienced strong rallies.

Market breadth was fairly broad during the reporting period and the absolute size of gains was impressive. Yet, the outperformance of the various asset classes relative to the S&P 500 Index has begun to narrow as the dramatic cyclical risk re-rating process that occurred earlier in the year is coming to a close.

Investment Outlook

At the present time, the markets remain in somewhat of a “sweet spot,” benefiting from both monetary and fiscal stimulus, the current low level of interest rates and inflation, and improving corporate profitability.

We are now nearing the completion of the “easy” portion of the post recovery rally. In the period ahead, what will be critical for the markets is to see the recent profit recovery translate into a sustainable economic recovery. It is during this process that we expect the markets to become more selective and for the spread between the asset classes that are outperforming and those that are underperforming to begin to widen. As it does, asset allocation will have a much greater impact on portfolio returns than market timing.

Sincerely,

Portfolio Management Team

The AdvisorOne Funds are a fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (underlying funds). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those underlying funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

The S&P 500 Index is an unmanaged composite of 500 large-capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

AdvisorOne Funds Semi-Annual Report Amerigo Fund - Portfolio Summary

Portfolio Commentary

As the Great Reflation theme of 2009 plays out, we have begun to trim back Amerigo's positions in commodities and emerging markets due to the outsized gains experienced by these asset classes. Proceeds were reinvested primary in the large cap blend asset class. As returns between the various asset classes began to converge during the reporting period, we reduced the size of the portfolio's under- and overweighted positions relative to our benchmark.

The broad portfolio themes within Amerigo are the portfolio's overweight toward emerging markets, particularly Latin America and growth relative to value. We continue to expect that growth in the developing world will continue to outpace that of the debt-burdened developed world.

We also are drawn toward the long-term secular story for technology. Technology benefits not only from cash-rich balance sheets and superior returns on equity, but also improved order flows. We think these trends will continue to grow.

**Based on total net asset value as of October 31, 2009. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.25% Commodity Funds
1.02% Money Market Funds
2.61% Diversified Companies
0.14% Other/Cash Equivalents
3.07% Large Cap Value
3.77% International Equity
21.83% Emerging Markets
5.10% Mid Cap Growth
5.49% Small Cap Blend
7.56% Specialty
20.22% Large Cap Blend
10.50% Mid Cap Blend
16.44% Large Cap Growth

Top Ten Portfolio Holdings*

iShares Russell 1000 Growth Index Fund	**9.18%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.	
iShares S&P 500 Index Fund	**8.33%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.	
SPDR Trust Series 1	**8.30%**
This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.	
Powershares QQQ	**7.26%**
This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.	
iShares S&P Latin America 40 Index Fund	**7.20%**
This Fund consists of selected equities trading on the exchanges of four Latin American countries.	
iShares MSCI Emerging Markets Index Fund	**6.28%**
This Fund seeks investment results that correspond with the global emerging markets.	
Vanguard Mid Cap ETF	**5.32%**
This Fund seeks to track the performance of the MSCI U.S. Mid Cap 450 Index, an index of stocks of medium-size U.S. companies.	
iShares Russell Mid Cap Growth Index Fund	**5.10%**
This Fund seeks investment results that correspond with the Russell Mid Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.	
iShares Russell Mid Cap Index Fund	**3.79%**
This Fund seeks investment results that correspond to the performance of the Russell Mid Cap Index. The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index.	
iShares MSCI Brazil Index Fund	**2.90%**
This Fund seeks to provide investment results that correspond with the MSCI Brazil Index.

AdvisorOne Funds Semi-Annual Report Amerigo Fund - Performance Update

Annualized Total Returns as of October 31, 2009

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class C Shares[1]	20.51%	18.77%	1.29%	N/A	-1.72%	7/13/00
Class N Shares[2]	22.06%	20.92%	2.27%	1.21%	3.78%	7/14/97

* Figure is not annualized.
[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$25,000
$20,000
$15,000
$10,000
$15,785
$13,945
7/97 10/97 4/98 10/98 4/99 10/99 4/00 10/00 4/01 10/01 4/02 10/02 4/03 10/03 4/04 10/04 4/05 10/05 4/06 10/06 4/07 10/07 4/08 10/08 4/09 10/09
Amerigo Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Amerigo Fund Class C and Class N are 2.46% and 1.46%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report | Clermont Fund - Portfolio Summary

Portfolio Commentary

As securities have recovered much of the dramatic undervaluation we witnessed earlier in the year, Clermont's portfolio has become more conservative, primarily through a reduction in the size of the portfolio's various asset class overweights and underweights. We have, for example, trimmed Clermont's exposure to commodities and emerging markets. Proceeds were reinvested primarily in the domestic large cap blend asset class.

Within the Fund's fixed income portfolio, positions in short and intermediate term securities were trimmed, with proceeds reinvested in the Fund's bond benchmark, the Barclays Capital Credit Index.

Over the near term, we are anticipating that investors may witness a tug-of-war between "earnings" and the "economy." While corporate earnings have surprised on the upside, we have witnessed a small stalling of economic momentum more recently. We believe that will mean more headline trading and a higher level of market volatility over the months ahead.

Portfolio Composition*

1.80% Specialty
1.61% Diversified Companies
1.36% Commodity Funds
2.20% Small Cap Blend
2.63% International Equity
2.67% Large Cap Value
3.78% Mid Cap Blend
3.89% Other/cash equivalents
5.75% Large Cap Growth
6.99% Corporate Bonds
8.41% Emerging Markets
15.35% Large Cap Blend
43.56% Bond Funds

Top Ten Portfolio Holdings*

iShares Barclays Credit Bond Fund — **10.04%**

This Fund seeks results that correspond with the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Bond Index.

iShares iBoxx $ Investment Grade Corporate Bond Fund — **7.97%**

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx $ Liquid Investment Grade Index.

Vanguard Total Bond Market ETF — **7.84%**

This Fund seeks to track the performance of a broad, market-weighted bond index.

SPDR Trust Series 1 — **7.21%**

This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.

iShares iBoxx $ High Yield Corporate Bond Fund — **6.43%**

This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

iShares S&P 500 Index Fund — **4.83%**

This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

SPDR Barclays Capital High Yield Bond ETF — **3.75%**

This Fund seeks investment results that correspond to the Lehman Brothers High Yield Very Liquid Index that tracks the U.S. high yield corporate bond market.

Vanguard Short Term Bond ETF — **3.72%**

This Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

iShares Barclays Aggregate Bond Fund — **3.35%**

This Fund seeks investment results that correspond with the Barclays Capital U.S. Aggregate Index.

Vanguard Emerging Markets ETF — **2.95%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

**Based on total net asset value as of October 31, 2009. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report Clermont Fund - Performance Update

Annualized Total Returns as of October 31, 2009

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	15.91%	18.16%	0.70%	0.67%	1.98%	7/14/97

*Figure is not annualized.
[1]Class N Shares are not subject to an initial sales charge or a CDSC.

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$20,000
$15,000
$10,000
$5,000
$13,945
$12,728
7/97 10/97 4/98 10/98 4/99 10/99 4/00 10/00 4/01 10/01 4/02 10/02 4/03 10/03 4/04 10/04 4/05 10/05 4/06 10/06 4/07 10/07 4/08 10/08 4/09 10/09
Clermont Fund (Class N)
S&P 500 Index
Barclays Capital 1-5 Yr. Gov't Credit Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Clermont Fund is 1.60%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. The Barclays Capital 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report

Select Allocation Fund - Portfolio Summary

Portfolio Commentary

The strongest contributor to the Select Allocation Fund's outperformance during the reporting period remains the Fund's overweight toward emerging market equities, especially Latin America and Asia. As the reflation trade increased in investor popularity during the third quarter, the Select Allocation Fund's performance has benefited.

With respect to fixed income positioning, the Select Allocation Fund remains overweight investment grade and high yield. With the U.S. economy on the cusp of a recovery and interest rates remaining at very low levels, we continue to believe that it is too early to reduce the Fund's corporate bond exposure at this time.

The Select Allocation Fund was formerly the Berolina Fund.

**Based on total net asset value as of October 31, 2009. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.00% Diversified Companies
1.18% Money Market Funds
0.09% Other
2.04% Large Cap Value
2.25% Small Cap Blend
3.36% Mid Cap Blend
5.41% International Equity
5.47% Large Cap Growth
6.58% Commodity Funds
7.76% Corporate Bonds
10.20% Large Cap Blend
11.48% Specialty
17.63% Bond Funds
24.55% Emerging Markets

Top Ten Portfolio Holdings*

iShares S&P Latin America 40 Index Fund — **6.47%**

This Fund consists of selected equities trading on the exchanges of four Latin American countries.

iShares MSCI Emerging Markets Index Fund — **5.65%**

This Fund seeks investment results that correspond with the global emerging markets.

iShares Barclays Credit Bond Fund — **4.37%**

This Fund seeks results that correspond with the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Bond Index.

SPDR Barclays Capital High Yield Bond ETF — **4.35%**

This Fund seeks investment results that correspond to the Lehman Brothers High Yield Very Liquid Index that tracks the U.S. high yield corporate bond market.

iShares iBoxx $ High Yield Corporate Bond Fund — **4.27%**

This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

iShares iBoxx $ Investment Grade Corporate Bond Fund — **3.78%**

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.

iShares S&P 500 Index Fund — **3.72%**

This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

SPDR Trust Series 1 — **3.04%**

This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.

iShares MSCI Pacific ex-Japan Index Fund — **2.75%**

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities as represented by the MSCI Pacific Free ex-Japan Index.

Vanguard Emerging Markets ETF — **2.75%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

AdvisorOne Funds Semi-Annual Report Select Allocation Fund - Performance Update

Annualized Total Returns as of October 31, 2009

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	22.95%	22.55%	N/A	N/A	-2.74%	1/26/06

*Figure is not annualized.
[1]Class N Shares are not subject to an initial sales charge or a CDSC.

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Allocation Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$15,000
$12,000
$9,000
$6,000
1/06
4/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
$12,062
$9,009
$8,751
Select Allocation Fund (Class N)
S&P 500 Index
Barclays Capital 1-5 Yr Gov't Credit

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Select Allocation Fund is 1.74%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. The Barclays Capital 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report

Descartes Fund - Portfolio Summary

Portfolio Commentary

Descartes remained broadly diversified across a number of segments during the reporting period. Developing markets were again the top performing segment of the portfolio.

The portfolio remains positioned for a moderate improvement in economic conditions over the next couple of years with overweight positions in growth companies, technology, and developing markets.

**Based on total net asset value as of October 31, 2009. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.61% Small Cap Blend
2.22% Bond Funds
0.09% Other
2.38% Diversified Companies
2.56% Small Cap Growth
2.60% Commodity Funds
24.57% Emerging Markets
4.29% Mid Cap Blend
4.49% Mid Cap Growth
5.27% Large Cap Value
6.33% International Equity
9.65% Large Cap Blend
22.91% Specialty
11.03% Large Cap Growth

Top Ten Portfolio Holdings*

iShares Russell 1000 Growth Index Fund — **6.91%**

This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

iShares S&P Global Technology Sector Index Fund — **5.81%**

This Fund seeks investment results that correspond with the performance of companies in the information technology sector of the economy.

iShares MSCI Emerging Markets Index Fund — **5.22%**

This Fund seeks investment results that correspond with the global emerging markets.

iShares S&P Latin America 40 Index Fund — **4.90%**

This Fund consists of selected equities trading on the exchanges of four Latin American countries.

iShares FTSE/Xinhua China 25 Index Fund — **4.57%**

The iShares FTSE/Xinhua China 25 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index.

iShares Russell Mid Cap Growth Index Fund — **4.49%**

This Fund seeks investment results that correspond with the Russell Mid Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

iShares S&P Global Energy Sector Index Fund — **4.39%**

The fund seeks to track the S&P Global Energy Sector index and invests at least 90% of assets in securities that reflect the characteristics of its sector index.

iShares MSCI Hong Kong Index Fund — **3.22%**

This Fund consists of selected publicly traded securities in the Hong Kong market.

SPDR S&P Emerging Asia Pacific ETF — **3.22%**

The Fund seeks to closely match the returns and characteristics of the total return performance of the S&P Asia Pacific Emerging BMI Index.

iShares S&P 500 Index Fund — **2.58%**

This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

AdvisorOne Funds Semi-Annual Report | Descartes Fund - Performance Update

Annualized Total Returns as of October 31, 2009

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	22.42%	21.82%	N/A	N/A	-3.31%	4/19/06

*Figure is not annualized.
[1]Class N Shares are not subject to an initial sales charge of a CDSC.

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
$6,000
4/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
$8,879
$7,954
Descartes Fund (Class N)
Russell 1000 Value

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Descartes Fund is 1.62%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report | Liahona Fund - Portfolio Summary

Portfolio Commentary

Equity positions within Liahona are broadly diversified with an overweight in Asian and Latin American emerging markets and small cap securities. Latin America and small cap continued to perform well during the reporting period.

Bond positions within Liahona are also broadly diversified with allocations to corporate, U.S. treasury, and international treasury bonds. Corporate/high yield and international treasuries performed well during the quarter.

**Based on total net asset value as of October 31, 2009. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.37% Commodity Funds
1.22% Mid Cap Blend
1.60% Small Cap Blend
0.43% Other
2.63% Large Cap Value
3.15% Mid Cap Growth
4.44% Small Cap Growth
32.55% Bond Funds
4.86% International Equity
5.72% Money Market Funds
7.22% Large Cap Blend
8.77% Emerging Markets
13.34% Large Cap Growth
12.70% Specialty

Top Ten Portfolio Holdings*

iShares iBoxx $ Investment Grade Corporate Bond Fund	**11.51%**
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.	
Vanguard Mega Cap 300 Growth ETF	**4.11%**
This Fund seeks investment results that correspond to the price and yield of the MSCI U.S. Large Cap Growth Index.	
iShares Barclays Credit Bond Fund	**3.94%**
This Fund seeks results that correspond with the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Bond Index.	
iShares Russell 2000 Growth Index Fund	**3.84%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.	
iShares iBoxx $ High Yield Corporate Bond Fund	**3.74%**
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.	
SPDR Barclays Capital International Treasury Bond ETF	**3.72%**
This Fund seeks to track the performance of the Lehman Brothers Global Treasury Ex U.S. Capped Index.	
iShares S&P Global Energy Sector Index Fund	**3.41%**
The Fund seeks to track the S&P Global Energy Sector index and invests at least 90% of assets in securities that reflect the characteristics of its sector index.	
iShares Russell 3000 Growth Index Fund	**3.32%**
This Fund seeks investment results that correspond with the growth sector of the broad U.S. equity market, as represented by the Russell 3000 Growth Index.	
iShares Barclays 1-3 Year Credit Bond Fund	**3.23%**
This Fund seeks results that correspond generally to the price and yield performance of the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. 1-3 Year Credit Bond Index.	
Vanguard Mega Cap 300 ETF	**3.17%**
This Fund seeks to track the performance of MSCI U.S. Large Cap Value Index by offering exposure to the 300 largest stocks in the United States investable market.

AdvisorOne Funds Semi-Annual Report Liahona Fund - Performance Update

Annualized Total Returns as of October 31, 2009

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	17.41%	18.73%	N/A	N/A	-2.97%	4/19/06

*Figure is not annualized.
[1]Class N Shares are not subject to an initial sales charge or a CDSC.

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$15,000
$12,000
$9,000
$6,000
4/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
$12,034
$8,990
$7,954
Liahona Fund (Class N)
Russell 1000 Value
Barclays Capital 1-5 Yr Gov't Credit

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Liahona Fund is 1.79%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. The Barclays Capital 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report Enhanced Income Fund - Portfolio Summary

Portfolio Commentary

Equity positions within the Enhanced Income Fund are broadly diversified across all U.S. asset classes and emerging markets. During the initial stages, the Fund has focused on core index holdings that span value and growth asset classes. Some sector specific exposure is in the Fund to take advantage of call writing opportunities. Sector concentrations include energy, metals and mining, semiconductors, and biotech. Strong cash flows at the beginning of the Fund's operations have had a slight negative impact on performance; however, this is expected to even out over a longer time period.

More conservative exposure in the Fund is accomplished through bond positions as well as short S&P 500 exposure. The Short S&P 500 Proshares position offers a strong call option chain which can generate income in excess of 5 percent of the holding. Bond exposure includes high yield and inflation protected securities. It does not necessarily pay in this Fund to hold low volatile assets like treasury bonds.

**Based on net asset value as of October 31, 2009. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

18.96% Other
21.47% Bond Funds
1.22% Commodity Funds
4.68% Money Market Funds
6.24% Emerging Markets
17.89% Specialty
8.51% Mid Cap Blend
9.36% Small Cap Blend
11.57% Large Cap Blend

Top Ten Portfolio Holdings*

iShares iBoxx $ High Yield Corporate Bond Fund 15.92%

This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

SPDR Trust Series 1 11.67%

This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.

iShares Russell 2000 Index Fund 9.36%

This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

SPDR Mid Cap Trust Series 1 8.51%

This Fund seeks to provide investment results that generally correspond to the performance of the S&P Mid Cap 400 Index. It is a unit investment trust that consists of individual ownership interest units called Standard & Poor's Depositary Receipts (SPDRs, or "spiders") in the Mid Cap SPDR trust.

ProShares Short S&P 500 8.47%

This Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P500 Index.

iShares MSCI Emerging Markets Index Fund 6.24%

This Fund seeks investment results that correspond with the global emerging markets.

iShares Barclays TIPS Bond Fund 5.55%

This Fund seeks results that correspond generally to the price and yield performance of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

SPDR Energy Select Sector Fund 4.27%

This Fund invests in companies that primarily develop and produce crude oil and natural gas, and provide drilling and other energy-related services.

SPDR S&P Metals & Mining ETF 3.03%

This Fund seeks to replicate as closely as possible, before expenses, the total return performance of the S&P Metals and Mining Select Industry Index.

SPDR Semiconductor HOLDRs Trust 1.58%

This Fund seeks to replicate as closely as possible the performance of an index derived from the Semiconductor segment of a U.S. total market composite index.

AdvisorOne Funds Semi-Annual Report Enhanced Income Fund - Performance Update

Annualized Total Returns as of October 31, 2009

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	N/A	N/A	N/A	N/A	-0.50%	10/5/09

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Enhanced Income Fund is 2.37%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

AdvisorOne Funds Semi-Annual Report
Flexible Income Fund - Portfolio Summary

Portfolio Commentary

Despite the enormous spread tightening witnessed in the bond markets during 2009, the Flexible Income Fund's portfolio is still positioned to take advantage of the relative yield advantage in investment grade corporate bonds and high yield corporate bonds. The portfolio is being built with an emphasis on corporate bonds relative to the benchmark, the Barclays Capital US Aggregate Index, as there is still room for spread tightening. The other bond sectors are neutral to underweight because their spreads have become in-line to tighter than their historical averages.

Duration is neutral to the benchmark as rates remain in a holding pattern with a bias to shortening duration as rates rise with a normalization of Fed policy.

Over the near term, income generation will be the key to performance relative to the benchmark as the Fed remains in a holding pattern on rates and low capacity utilization and high unemployment support the Fed's position. These latter factors also support our underweight in Treasury Inflation-Protected Securities (TIPs).

**Based on total net asset value as of October 31, 2009. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

3.28% Other
28.29% U.S. Government and Agency Obligations
37.42% Bond Funds
31.01% Money Market Funds

Top Ten Portfolio Holdings*

FGLMC, 6.5%, due on 9/1/38	**16.39%**
iShares iBoxx $ Investment Grade Corporate Bond Fund	**12.88%**
This fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.	
iShares Barclays Credit Bond Fund	**12.80%**
This Fund seeks results that correspond with the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Bond Index.	
iShares iBoxx $ High Yield Corporate Bond Fund	**5.58%**
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.	
SPDR Barclays Capital High Yield Bond ETF	**5.24%**
This Fund seeks investment results that correspond to the Lehman Brothers High Yield Very Liquid Index that tracks the U.S. high yield corporate bond market.	
FNCL, 5.00%, due on 10/1/39	**3.18%**
Federal Home Loan Bank, 3.75%, due on 10/28/16	**2.26%**
United States Treasury Note, 4.25%, due on 11/15/13	**1.67%**
United States Treasury Note, 2.75%, due on 10/31/13	**1.58%**
iShares Barclays Aggregate Bond Fund	**0.92%**
Fund seeks investment results that correspond generally to the price and yield performance of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Bond Index.

AdvisorOne Funds Semi-Annual Report Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2009

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	N/A	N/A	N/A	N/A	-0.40%	10/5/09

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Flexible Income Fund is 1.90%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

AdvisorOne Funds Semi-Annual Report Select Appreciation Fund - Portfolio Summary

Portfolio Commentary

While only open for the month of October, the strongest contributor to Select Appreciation's outperformance during the reporting period remains the Fund's overweight toward emerging market equities, especially Latin America and Asia. As the reflation trade increased in investor popularity during the third quarter, Select Appreciation's performance has benefited.

Portfolio Composition*

2.07% Other
0.06% Money Market Funds
7.57% Small Cap Blend
8.66% Large Cap Blend
31.43% International Equity
31.18% Mid Cap Blend
19.01% Emerging Markets

Top Ten Portfolio Holdings*

iShares MSCI Pacific ex-Japan Index Fund **31.43%**

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities as represented by the MSCI Pacific Free ex-Japan Index.

Vanguard Mid Cap ETF **31.18%**

This Fund seeks to track the performance of the MSCI US Mid Cap 450 Index, an index of stocks of medium-size U.S. companies.

iShares S&P Latin America 40 Index Fund **18.99%**

This Fund consists of selected equities trading on the exchanges of four Latin American countries.

SPDR Trust Series 1 **7.76%**

This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.

Vanguard Small Cap ETF **7.57%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.

Vanguard Total Stock Market ETF **0.92%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

iShares MSCI Emerging Markets Index Fund **0.02%**

This Fund seeks investment results that correspond with the global emerging markets.

**Based on total net asset value as of October 31, 2009. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report Select Appreciation Fund - Performance Update

Annualized Total Returns as of October 31, 2009

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	N/A	N/A	N/A	N/A	-0.50%	10/5/09

*Figure is not annualized.
[1]Class N Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Select Appreciation Fund is 2.37%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

AdvisorOne Funds Semi-Annual Report
Reservoir Fund - Portfolio Summary

Portfolio Commentary

Reservoir is allocated with a shorter duration portfolio than normal. Bond market pricing often improves as the size of the trade increases. As Fund assets increase, the Fund will move towards an efficient implementation of its full investment approach. Much of the implementation should be completed by the first quarter of 2010.

**Based on total net asset value as of October 31, 2009. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.92% Other
97.08% Money Market Funds

Top Ten Portfolio Holdings*

Goldman Sachs Prime Obligation Fund **97.08%**

This Fund invests in "Tier One" securities, which are those securities that are rated in the highest category for short-term debt obligations by at least two nationally- recognized statistical rating organizations or have been issued or guaranteed by - or otherwise allow the Fund under certain conditions to demand payment from - an entity with such ratings.

AdvisorOne Funds Semi-Annual Report Reservoir Fund - Performance Update

Annualized Total Returns as of October 31, 2009

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	N/A	N/A	N/A	N/A	-0.20%	5/29/09
Investor Class Shares[2]	N/A	N/A	N/A	N/A	-0.30%	5/29/09

*Figure is not annualized.
[1]Class N Shares are not subject to an initial sales charge or a CDSC.
[2]Investor Class Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Reservoir Fund Class N and Investor Class are 1.07% and 1.27%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited)
October 31, 2009
	Shares	Value
Common Stocks - 2.61%
Diversified Companies - 2.61%
Berkshire Hathaway, Inc. - Class A*	105	$ 10,395,000
Berkshire Hathaway, Inc. - Class B*	1,548	5,082,084
Total Common Stocks (cost $19,013,215)		15,477,084

Equity Funds - 96.23%
Commodity Funds - 2.25%
iShares S&P GSCI Commodity Indexed Trust*	45,000	1,399,950
PowerShares DB Agriculture Fund*	45,000	1,150,650
PowerShares DB Base Metals Fund*	140,000	2,732,800
PowerShares DB Commodity Index Tracking Fund*	45,000	1,061,325
PowerShares DB Gold Fund*	95,000	3,563,450
PowerShares DB Precious Metals Fund*	95,000	3,431,400
		13,339,575
Emerging Markets - 21.83%
iShares FTSE/Xinhua China 25 Index Fund	125,000	5,213,750
iShares MSCI Brazil Index Fund	250,000	17,207,500
iShares MSCI Emerging Markets Index Fund	990,000	37,184,400
iShares MSCI Taiwan Index Fund	300,000	3,483,000
iShares S&P Asia 50 Index Fund	50,000	1,848,500
iShares S&P Latin America 40 Index Fund	990,000	42,639,300
SPDR S&P BRIC 40 ETF	190,000	4,474,500
SPDR S&P China ETF	60,000	4,102,800
SPDR S&P Emerging Asia Pacific ETF	85,000	5,659,300
Vanguard Emerging Markets ETF	200,000	7,520,000
		129,333,050
International Equity - 3.77%
iShares MSCI Canada Index Fund	425,000	10,136,250
iShares MSCI Germany Index Fund	50,000	1,054,500
iShares MSCI Hong Kong Index Fund	200,000	3,106,000
iShares MSCI Pacific ex-Japan Index Fund	150,000	5,938,500
Vanguard FTSE All-World ex-US ETF	50,000	2,091,500
		22,326,750

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited)(Continued)
October 31, 2009
	Shares	Value
Large Cap Blend - 20.22%
iShares S&P 500 Index Fund	475,000	$ 49,371,500
Rydex Russell Top 50 ETF	50,000	3,940,500
SPDR Trust Series 1	475,000	49,191,000
Vanguard Large Cap ETF	300,000	14,118,000
Vanguard Total Stock Market ETF	60,000	3,130,800
		119,751,800
Large Cap Growth - 16.44%
iShares Russell 1000 Growth Index Fund	1,190,000	54,406,800
Powershares QQQ	1,050,000	43,008,000
		97,414,800
Large Cap Value - 3.07%
DIAMOND Trust, Series I	125,000	12,132,500
iShares Russell 1000 Value Index Fund	50,000	2,685,500
Vanguard Value ETF	75,000	3,364,500
		18,182,500
Mid Cap Blend - 10.50%
iShares Russell Midcap Index Fund	300,000	22,443,000
Vanguard Extended Market ETF	210,000	8,192,100
Vanguard Mid-Cap ETF	580,000	31,540,400
		62,175,500
Mid Cap Growth - 5.10%
iShares Russell Midcap Growth Index Fund	740,000	30,229,000

Small Cap Blend - 5.49%
iShares Russell 2000 Index Fund	300,000	16,905,000
Vanguard Small Cap ETF	300,000	15,606,000
		32,511,000
Specialty - 7.56%
iShares DJ US Broker Dealers Index Fund	25,000	687,500
iShares S&P Global Energy Sector Index Fund	90,000	3,130,200
iShares S&P Global Industrials Sector Index Fund	50,000	2,071,000
iShares S&P Global Materials Sector Index Fund	90,000	4,889,700
Market Vectors-Coal ETF	90,000	2,709,000
Market Vectors-Gold Miners ETF*	50,000	2,108,500
SPDR Industrial Select Sector Fund	100,000	2,527,000
SPDR KBW Bank ETF	100,000	2,092,000
SPDR KBW Capital Markets ETF	50,000	1,810,500
SPDR S&P Biotech ETF	173,000	8,086,020
SPDR Technology Select Sector Fund	450,000	9,274,500
Vanguard Materials ETF	90,000	5,410,800
		44,796,720

Total Equity Funds (cost $602,963,832)		570,060,695

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited)(Continued)
October 31, 2009
	Shares	Value
Money Market Funds - 1.02%
Goldman Sachs Prime Obligation Fund	6,007,311	$ 6,007,311
Total Money Market Funds (cost $6,007,311)		6,007,311

Total Investments (cost $627,984,358) - 99.86%		$ 591,545,090
Assets In Excess of Other Liabilities - 0.14%		831,483
NET ASSETS - 100.00%		$ 592,376,573

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited)
October 31, 2009
	Shares	Value
Common Stocks - 1.61%
Diversified Companies - 1.61%
Berkshire Hathaway, Inc. - Class A *	21	$ 2,079,000
Berkshire Hathaway, Inc. - Class B *	210	689,430
Total Common Stocks (cost $3,541,013)		2,768,430

Bond Funds - 43.56%
iShares Barclays 3-7 Year Treasury Bond Fund	2,000	224,900
iShares Barclays 7-10 Year Treasury Bond Fund	2,000	183,980
iShares Barclays Aggregate Bond Fund	55,000	5,764,550
iShares Barclays Credit Bond Fund	170,000	17,307,700
iShares iBoxx $ High Yield Corporate Bond Fund	130,000	11,073,400
iShares iBoxx $ Investment Grade Corporate Bond Fund	130,000	13,738,400
SPDR Barclays Capital High Yield Bond ETF	170,000	6,458,300
Vanguard Intermediate Term Bond ETF	5,000	402,000
Vanguard Short Term Bond ETF	80,000	6,404,800
Vanguard Total Bond Market ETF	170,000	13,509,900
Total Bond Funds (cost $72,409,166)		75,067,930

Equity Funds - 43.95%
Commodity Funds - 1.36%
iShares S&P GSCI Commodity Indexed Trust *	5,000	155,550
PowerShares DB Agriculture Fund *	5,000	127,850
PowerShares DB Base Metals Fund *	5,000	97,600
PowerShares DB Commodity Index Tracking Fund *	5,000	117,925
PowerShares DB Gold Fund *	15,000	562,650
PowerShares DB Precious Metals Fund *	30,000	1,083,600
PowerShares DB Silver Fund *	7,000	204,470
		2,349,645
Emerging Markets - 8.41%
iShares MSCI Emerging Markets Index Fund	100,000	3,756,000
iShares S&P Asia 50 Index Fund	13,000	480,610
iShares S&P Latin America 40 Index Fund	100,000	4,307,000
SPDR S&P Emerging Asia Pacific ETF	13,000	865,540
Vanguard Emerging Markets ETF	135,000	5,076,000
		14,485,150
International Equity - 2.63%
iShares MSCI Canada Index Fund	25,000	596,250
iShares MSCI Hong Kong Index Fund	30,000	465,900
Vanguard FTSE All-World ex-US ETF	65,000	2,718,950
Vanguard Pacific ETF	15,000	758,700
		4,539,800

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited)(Continued)
October 31, 2009
	Shares	Value
Large Cap Blend - 15.35%
iShares S&P 500 Index Fund	80,000	$ 8,315,200
Rydex Russell Top 50 ETF	10,000	788,100
SPDR Trust Series I	120,000	12,427,200
Vanguard Large-Cap ETF	70,000	3,294,200
Vanguard Mega Cap 300 ETF	16,000	577,280
Vanguard Total Stock Market ETF	20,000	1,043,600
		26,445,580
Large Cap Growth - 5.75%
iShares Russell 1000 Growth Index Fund	100,000	4,572,000
iShares S&P 500 Growth Index Fund	200	10,768
Powershares QQQ	115,000	4,710,400
Vanguard Mega Cap 300 Growth ETF	16,000	616,960
		9,910,128
Large Cap Value - 2.67%
Diamonds Trust Series I	27,000	2,620,620
iShares S&P 500 Value Index Fund	200	9,868
Vanguard Mega Cap 300 Value ETF	16,000	531,840
Vanguard Value ETF	32,000	1,435,520
		4,597,848
Mid Cap Blend - 3.78%
iShares Russell Midcap Index Fund	21,000	1,571,010
Vanguard Extended Market ETF	53,000	2,067,530
Vanguard Mid-Cap ETF	53,000	2,882,140
		6,520,680
Small Cap Blend - 2.20%
iShares Russell 2000 Index Fund	35,000	1,972,250
Vanguard Small Cap ETF	35,000	1,820,700
		3,792,950
Speciality - 1.80%
Market Vectors-Gold Miners ETF	10,000	421,700
SPDR KBW Bank ETF	21,000	439,320
SPDR S&P Biotech Sector Fund	21,000	981,540
SPDR Technology Select Sector Fund	61,000	1,257,210
		3,099,770

Total Equity Funds (cost $75,150,594)		75,741,551

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited)(Continued)
October 31, 2009
	Principal ($)	Value
Corporate Bonds - 6.99%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,475,000	$ 1,517,244
Alcoa, Inc. 5.87%, due 2/23/22	1,762,000	1,611,420
Alcoa, Inc. 6.00%, due 1/15/12	1,915,000	2,013,661
Bunge, Ltd. Financial 8.50%, due 6/15/19	779,000	902,323
Cheron Phillips Chemical 144A, 8.25%, due 6/15/19 **	1,120,000	1,314,958
Nordstrom, Inc. 7.00%, due 1/15/38	1,900,000	1,984,018
Sunoco, Inc. 4.875%, due 10/15/14	644,000	645,391
Timken Co., 6.00%, due 9/15/14	700,000	730,156
Westar Energy, Inc. 6.00%, due 7/1/14	1,207,000	1,318,660
Total Corporate Bonds (cost $10,428,611)		12,037,831

	Shares	Value
Money Market Funds - 4.97%
Goldman Sachs Prime Obligation Fund	8,569,731	8,569,731
Total Money Market Funds (cost $8,569,731)		8,569,731

Total Investments (cost $170,099,115) - 101.08%		$ 174,185,473
Liabilities In Excess of Other Assets - (1.08)%		(1,866,230)
NET ASSETS - 100.00%		$ 172,319,243

* Non-income producing security
** 144A Security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depository Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Unaudited)
October 31, 2009
	Shares	Value
Common Stocks - 2.00%
Diversified Companies - 2.00%
Berkshire Hathaway, Inc. - Class A*	14	$ 1,386,000
Berkshire Hathaway, Inc. - Class B*	430	1,411,690
Total Common Stocks (cost $3,196,447)		2,797,690

Bond Funds - 17.63%
iShares Barclays Credit Bond Fund	60,000	6,108,600
iShares iBoxx $ High Yield Corporate Bond Fund	70,000	5,962,600
iShares iBoxx $ Investment Grade Corporate Bond Fund	50,000	5,284,000
SPDR Barclays Capital High Yield Bond ETF	160,000	6,078,400
Vanguard Short Term Bond ETF	10,000	800,600
Vanguard Total Bond Market ETF	5,000	397,350
Total Bond Funds (cost $22,697,861)		24,631,550

Equity Funds - 71.34%
Commodity Funds - 6.58%
iShares S&P GSCI Commodity Indexed Trust*	25,000	777,750
PowerShares DB Agriculture Fund*	25,000	639,250
PowerShares DB Base Metals Fund *	70,000	1,366,400
PowerShares DB Commodity Index Tracking Fund*	25,000	589,625
PowerShares DB Gold Fund*	75,000	2,813,250
PowerShares DB Precious Metals Fund*	75,000	2,709,000
PowerShares DB Silver Fund*	10,000	292,100
		9,187,375
Emerging Markets - 24.55%
iShares FTSE/Xinhua China 25 Index Fund	50,000	2,085,500
iShares MSCI Brazil Index Fund	34,000	2,340,220
iShares MSCI Emerging Markets Index Fund	210,000	7,887,600
iShares S&P Asia 50 Index Fund	34,000	1,256,980
iShares S&P Latin America 40 Index Fund	210,000	9,044,700
SPDR S&P BRIC 40 ETF	92,000	2,166,600
SPDR S&P China ETF	50,000	3,419,000
SPDR S&P Emerging Asia Pacific ETF	34,000	2,263,720
Vanguard Emerging Markets ETF	102,000	3,835,200
		34,299,520

International Equity - 5.41%
iShares MSCI Canada Index Fund	97,000	2,313,450
iShares MSCI Germany Index Fund	10,000	210,900
iShares MSCI Hong Kong Index Fund	44,000	683,320
iShares MSCI Pacific ex-Japan Index Fund	97,000	3,840,230
Vanguard Pacific ETF	10,000	505,800
		7,553,700

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Unaudited)(Continued)
October 31, 2009
	Shares	Value
Large Cap Blend - 10.20%
iShares S&P 500 Index Fund	50,000	$ 5,197,000
SPDR Trust Series 1	41,000	4,245,960
Vanguard Large-Cap ETF	80,000	3,764,800
Vanguard Total Stock Market ETF	20,000	1,043,600
		14,251,360
Large Cap Growth - 5.47%
iShares Russell 1000 Growth Index Fund	60,000	2,743,200
PowerShares QQQ	60,000	2,457,600
Vanguard Growth ETF	50,000	2,431,500
		7,632,300
Large Cap Value - 2.04%
DIAMOND Trust, Series I	16,000	1,552,960
Vanguard Value ETF	29,000	1,300,940
		2,853,900
Mid Cap Blend - 3.36%
Vanguard Extended Market ETF	34,000	1,326,340
Vanguard Mid-Cap ETF	62,000	3,371,560
		4,697,900
Small Cap Blend - 2.25%
iShares Russell 2000 Index Fund	29,000	1,634,150
Vanguard Small Cap ETF	29,000	1,508,580
		3,142,730
Speciality - 11.48%
iShares Dow Jones US Broker Dealers Index Fund	10,000	275,000
iShares S&P Global Energy Sector Index Fund	33,000	1,147,740
iShares S&P Global Industrials Sector Index Fund	34,000	1,408,280
iShares S&P Global Materials Sector Index Fund	39,000	2,118,870
Market Vectors Coal ETF	40,000	1,204,000
Market Vectors Gold Miners ETF*	30,000	1,265,100
SPDR Consumer Staples Select Sector Fund	55,000	1,420,650
SPDR Industrial Select Sector Fund	20,000	505,400
SPDR KBW Capital Markets ETF	20,000	724,200
SPDR Materials Select Sector Fund	53,000	1,552,370
SPDR S&P Biotech ETF	68,000	3,178,320
SPDR Technology Select Sector Fund	60,000	1,236,600
		16,036,530

Total Equity Funds (cost $101,378,614)		99,655,315

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Unaudited)(Continued)
October 31, 2009
	Principal ($)	Value
Corporate Bonds - 7.76%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,160,000	$ 1,193,222
Alcoa, Inc., 5.87%, due 2/23/22	1,719,000	1,572,094
Alcoa, Inc., 6.00%, due 1/15/12	1,779,000	1,870,654
Alcoa, Inc., 6.75%, due 7/15/18	743,000	747,889
Bunge, Ltd. Financial 8.50%, due 6/15/19	712,000	824,717
Cheron Phillips Chemical 144A, 8.25%, due 6/15/19 **	1,112,000	1,305,566
Corning, Inc., 7.25%, due 8/15/36	785,000	820,121
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	1,881,684
Sunoco, Inc. 4.875%, due 10/15/14	623,000	624,346
Total Corporate Bonds (cost $9,021,886)		10,840,293

	Shares	Value
Money Market Funds - 1.18%
Goldman Sachs Prime Obligation Fund	1,644,722	1,644,722
Total Money Market Funds (cost $1,644,722)		1,644,722

Total Investments (cost $137,939,530) - 99.91%		$ 139,569,570
Assets In Excess of Other Liabilities - 0.09%		131,048
NET ASSETS - 100.00%		$ 139,700,618

*Non-income producing security
** 144A Security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited)
October 31, 2009
	Shares	Value
Common Stocks - 2.38%
Diversified Companies - 2.38%
Berkshire Hathaway, Inc. - Class A*	29	$ 2,871,000
Total Common Stocks (cost $3,428,300)		2,871,000

Bond Funds - 2.22%
iShares iBoxx $ High Yield Corporate Bond Fund	15,500	1,320,290
SPDR Barclays Capital High Yield Bond ETF	36,000	1,367,640
Total Bond Funds (cost $2,259,012)		2,687,930

Equity Funds - 95.31%
Commodity Funds - 2.60%
iPath Dow Jones-AIG Commodity Index Total Return ETN *	16,000	638,560
PowerShares DB Agriculture Fund	76,000	1,943,320
PowerShares DB Commodity Index Tracking Fund	24,000	566,040
		3,147,920
Emerging Markets - 24.57%
iShares FTSE/Xinhua China 25 Index Fund	132,500	5,526,575
iShares MSCI All Country Asia ex Japan Index Fund	19,500	992,940
iShares MSCI Brazil Index Fund	30,000	2,064,900
iShares MSCI Emerging Markets Index Fund	168,000	6,310,080
iShares MSCI Emerging Markets Infrastructure Index Fund	1,000	27,500
iShares MSCI Taiwan Index Fund	188,000	2,182,680
iShares S&P Latin America 40 Index Fund	137,500	5,922,125
SPDR S&P BRIC 40 ETF	48,000	1,130,400
SPDR S&P Emerging Asia Pacific ETF	58,500	3,894,930
SPDR S&P Emerging Europe ETF	2,000	80,120
Vanguard Emerging Markets ETF	42,000	1,579,200
		29,711,450
International Equity - 6.33%
iShares MSCI Australia Index Fund	50,000	1,096,500
iShares MSCI Canada Index Fund	45,500	1,085,175
iShares MSCI EAFE Index Fund	2,000	106,600
iShares MSCI Hong Kong Index Fund	251,000	3,898,030
iShares MSCI Japan Small Cap Index Fund	11,000	456,500
iShares MSCI Singapore Index Fund	74,000	775,520
SPDR Russell/Normura Small Cap Japan ETF	6,000	227,640
		7,645,965
Large Cap Blend - 9.65%
iShares Morningstar Large Core Index Fund	56,000	3,356,080
iShares S&P 500 Index Fund	30,000	3,118,200
Rydex Russell Top 50 ETF	30,500	2,403,705
SPDR Trust Series 1	11,300	1,170,228
Vanguard Mega Cap 300 ETF	45,000	1,623,600
		11,671,813

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited)(Continued)
October 31, 2009
	Shares	Value
Large Cap Growth - 11.03%
iShares Morningstar Large Growth Index Fund	3,000	$ 159,840
iShares Russell 1000 Growth Index Fund	182,800	8,357,616
iShares Russell 3000 Growth Index Fund	27,000	1,000,890
Vanguard Mega Cap 300 Growth ETF	99,000	3,817,440
		13,335,786
Large Cap Value - 5.27%
iShares Russell 1000 Value Index Fund	56,000	3,007,760
iShares S&P 500 Value Index Fund	46,000	2,269,640
Vanguard Mega Cap 300 Value ETF	33,000	1,096,920
		6,374,320
Mid Cap Blend - 4.29%
iShares Morningstar Mid Core Index Fund	50,000	3,086,000
iShares Russell Midcap Index Fund	28,000	2,094,680
		5,180,680
Mid Cap Growth - 4.49%
iShares Russell Midcap Growth Index Fund	133,000	5,433,050

Small Cap Blend - 1.61%
iShares Russell 2000 Index Fund	34,500	1,944,075

Small Cap Growth - 2.56%
iShares Morningstar Small Growth Index Fund	6,000	348,660
iShares Russell 2000 Growth Index Fund	45,000	2,749,950
		3,098,610
Speciality - 22.91%
iShares DJ U.S. Insurance Index Fund	61,000	1,554,890
iShares Dow Jones US Basic Materials Sector Index Fund	68,500	3,618,170
iShares S&P Global Energy Sector Index Fund	152,500	5,303,950
iShares S&P Global Technology Sector Index Fund	138,000	7,022,820
iShares S&P North American Technology-Software Index Fund	70,000	3,019,800
iShares S&P US Preferred Stock Index Fund	42,000	1,462,020
PowerShares DB US Dollar Index Bullish Fund	7,000	158,900
PowerShares Water Resources Portfolio	34,000	534,480
Rydex S&P Equal Weight Technology ETF	7,000	279,790
SPDR Consumer Discretionary Select Sector Fund	37,000	991,600
SPDR Technology Select Sector Fund	182,000	3,751,020
		27,697,440

Total Equity Funds (cost $130,594,942)		115,241,109

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited)(Continued)
October 31, 2009
		Value

Total Investments (cost $136,282,254) - 99.91%		$ 120,800,039
Assets In Excess of Other Liabilities - 0.09%		110,450
NET ASSETS - 100.00%		$ 120,910,489

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited)
October 31, 2009
	Shares	Value
Common Stocks - 0.56%
Diversified Companies - 0.56%
Berkshire Hathaway, Inc. - Class B*	100	$ 328,300
Total Common Stocks (cost $446,387)		328,300

Bond Funds - 32.55%
iShares Barclays 1-3 Year Credit Bond Fund	18,000	1,876,860
iShares Barclays 3-7 Year Credit Bond Fund	6,000	674,700
iShares Barclays Aggregate Bond Fund	11,000	1,152,910
iShares Barclays Credit Bond Fund	22,500	2,290,725
iShares iBoxx $ High Yield Corporate Bond Fund	25,500	2,172,090
iShares iBoxx $ Investment Grade Corporate Bond Fund	63,300	6,689,544
PIMCO 1-5 Year US TIPS Index Fund	8,000	408,480
SPDR Barclays Capital High Yield Bond ETF	39,000	1,481,610
SPDR Barclays Capital International Treasury Bond ETF	37,000	2,164,500
Total Bond Funds (cost $18,680,469)		18,911,419

Equity Funds - 61.30%
Commodity Funds - 1.37%
PowerShares DB Agriculture Fund *	31,000	792,670

Emerging Markets - 8.77%
iShares MSCI All Country Asia ex Japan Index Fund	15,000	763,800
iShares MSCI Brazil Index Fund	3,000	206,490
iShares MSCI Emerging Markets Index Fund	24,000	901,440
iShares MSCI Taiwan Index Fund	35,000	406,350
iShares S&P Emerging Markets Infrastructure Index Fund	3,000	82,500
iShares S&P Latin America 40 Index Fund	9,000	387,630
SPDR S&P Emerging Asia Pacific ETF	9,000	599,220
Vanguard Emerging Markets ETF	46,500	1,748,400
		5,095,830
International Equity - 4.86%
iShares MSCI Canada Index Fund	30,000	715,500
iShares MSCI Hong Kong Index Fund	75,000	1,164,750
iShares MSCI Japan Index Fund	57,000	544,920
iShares MSCI Japan Small Cap Index Fund	6,000	249,000
SPDR Russell/Nomura Small Cap Japan ETF	4,000	151,760
		2,825,930
Large Cap Blend - 7.22%
iShares S&P 500 Index Fund	10,600	1,101,764
Rydex Russell Top 50 ETF	10,000	788,100
SPDR Trust Series 1	4,500	466,020
Vanguard Mega Cap 300 ETF	51,000	1,840,080
		4,195,964

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited)(Continued)
October 31, 2009
	Shares	Value
Large Cap Growth - 13.34%
iShares Morningstar Large Growth Index Fund	21,000	$ 1,118,880
iShares Russell 1000 Growth Index Fund	33,000	1,508,760
iShares Russell 3000 Growth Index Fund	52,000	1,927,640
iShares S&P 500 Growth Index Fund	15,000	807,600
Vanguard Mega Cap 300 Growth ETF	62,000	2,390,720
		7,753,600
Large Cap Value - 2.63%
iShares Russell 1000 Value Index Fund	15,500	832,505
Vanguard Mega Cap 300 Value ETF	21,000	698,040
		1,530,545
Mid Cap Blend - 1.22%
iShares Morningstar Mid Core Index Fund	3,000	185,160
iShares Russell Midcap Index Fund	7,000	523,670
		708,830

Mid Cap Growth - 3.15%
iShares Morningstar Mid Growth Index Fund	19,000	1,299,220
iShares Russell Midcap Growth Index Fund	13,000	531,050
		1,830,270

Small Cap Blend - 1.60%
iShares Russell 2000 Index Fund	16,500	929,775

Small Cap Growth - 4.44%
iShares Morningstar Small Growth Index Fund	6,000	348,660
iShares Russell 2000 Growth Index Fund	36,500	2,230,515
		2,579,175

Speciality - 12.70%
iPath S&P 500 VIX Short-Term Futures ETN	5,000	241,100
iShares DJ U.S. Basic Materials Sector Index Fund	15,000	792,300
iShares DJ U.S. Insurance Index Fund	22,000	560,780
iShares S&P Global Energy Sector Index Fund	57,000	1,982,460
iShares S&P Global Technology Sector Index Fund	34,000	1,730,260
iShares S&P North American Technology-Software Index Fund*	14,000	603,960
iShares S&P US Preferred Stock Index Fund	21,000	731,010
SPDR Consumer Discretionary Select Sector Fund	8,000	214,400
SPDR DJ Global Titans ETF	500	27,120
Vanguard Information Technology Index Fund	10,000	493,100
		7,376,490

Total Equity Funds (cost $38,354,464)		35,619,079

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited)(Continued)
October 31, 2009
	Shares	Value
Money Market Funds - 5.72%
Goldman Sachs Prime Obligation Fund	3,325,068	$ 3,325,068
Total Money Market Funds (cost $3,325,068)		3,325,068

Total Investments (cost $60,806,388) - 100.13%		$ 58,183,866
Liabilities In Excess of Other Assets - (0.13)%		(75,510)
NET ASSETS - 100.00%		$ 58,108,356

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Unaudited)
October 31, 2009
	Shares	Value
Bond Funds - 21.47%
iShares Barclays TIPS Bond Fund	900	$ 93,609
iShares iBoxx $ High Yield Corporate Bond Fund	3,150	268,317
Total Bond Funds (cost $361,496)		361,926

Equity Funds - 54.89%
Commodity Funds - 1.22%
SPDR Gold Trust*	200	20,500

Emerging Markets - 6.24%
iShares MSCI Emerging Markets Index Fund	2,800	105,168

Large Cap Blend - 11.67%
SPDR Trust Series 1	1,900	196,764

Mid Cap Blend - 8.51%
SPDR Mid Cap Trust Series 1	1,200	143,544

Small Cap Blend - 9.36%
iShares Russell 2000 Index Fund	2,800	157,780

Speciality - 17.89%
ProShares Short S&P 500	2,500	142,775
SPDR Energy Select Sector Fund	1,300	71,968
SPDR S&P Biotech ETF	200	9,348
SPDR S&P Metals & Mining ETF	1,200	51,000
SPDR Semiconductor Holders Trust	1,100	26,565
		301,656

Total Equity Funds (cost $946,689)		925,412

Money Market Funds - 4.68%
Goldman Sachs Prime Obligation Fund	78,846	78,846
Total Money Market Funds (cost $78,846)		78,846

Total Investments (cost $1,387,031) - 81.04%		$ 1,366,184
Assets In Excess of Other Liabilities - 18.96%		319,703
NET ASSETS - 100.00%		$ 1,685,887

*Non-income producing security

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Unaudited)(Continued)
October 31, 2009
	Contracts**	Value
Schedule of Call Options Written
iShares iBoxx $ High Yield Corporate Bond Fund Call	12	$ 60
December 2009, Exercise Price $90
iShares Russell 2000 Index Fund Call	10	170
November 2009, Exercise Price $62
iShares Russell 2000 Index Fund Call	5	15
November 2009, Exercise Price $65
ProShares Short S&P 500 Call	20	1,300
November 2009, Exercise Price $60
SPDR Energy Select Sector Fund Call	3	45
November 2009, Exercise Price $62
SPDR Mid Cap Trust Series 1 Call	4	60
November 2009, Exercise Price $137
SPDR Trust Series 1 Call	12	480
November 2009, Exercise Price $110

Total Call Options Written (Proceeds $2,375)		$ 2,130

** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Unaudited)
October 31, 2009
	Shares	Value
Bond Funds - 37.42%
iShares Barclays Aggregate Bond Fund	285	$ 29,871
iShares Barclays Credit Bond Fund	4,100	417,421
iShares iBoxx $ High Yield Corporate Bond Fund	2,135	181,859
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,975	420,078
SPDR Barclays Capital High Yield Bond ETF	4,500	170,955
Total Bond Funds (cost $1,219,522)		1,220,184

	Principal ($)	Value
U.S. Government and Agency Obligations - 28.29%
Federal Home Loan Bank, 3.20%, due 10/27/14	$ 25,000	24,902
Federal Home Loan Bank, 3.75%, due 10/28/16	75,000	73,814
FGLMC, 6.50%, due 9/1/38	498,509	534,536
FNCL, 5.00%, due 10/1/39	100,000	103,625
United States Treasury Note, 2.75%, due 10/31/13	50,000	51,613
United States Treasury Note, 4.00%, due 2/15/15	25,000	26,979
United States Treasury Note, 4.125%, due 5/15/15	25,000	27,096
United States Treasury Note, 4.25%, due 11/15/13	50,000	54,584
United States Treasury Note, 4.375%, due 9/30/14	25,000	25,092
Total Corporate Bonds (cost $924,957)		922,241

	Shares	Value
Money Market Funds - 31.01%
Goldman Sachs Prime Obligation Fund	1,011,123	1,011,123
Total Money Market Funds (cost $1,011,123)		1,011,123

Total Investments (cost $3,155,602) - 96.72%		$ 3,153,548
Assets In Excess of Other Liabilities - 3.28%		106,977
NET ASSETS - 100.00%		$ 3,260,525

ETF - Exchange Traded Fund
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund (Unaudited)
October 31, 2009
	Shares	Value
Equity Funds - 97.87%
Emerging Markets - 19.01%
iShares MSCI Emerging Markets Index Fund	10	$ 376
iShares S&P Latin America 40 Index Fund	10,000	430,700
		431,076
International Equity - 31.43%
iShares MSCI Pacific ex-Japan Index Fund	18,000	712,620

Large Cap Blend - 8.68%
SPDR Trust Series 1	1,700	176,052
Vanguard Total Stock Market ETF	400	20,872
		196,924
Mid Cap Blend - 31.18%
Vanguard Mid Cap ETF	13,000	706,940

Small Cap Blend - 7.57%
Vanguard Small Cap ETF	3,300	171,666

Total Equity Funds (cost $2,300,182)		2,219,226

Money Market Funds - 0.06%
Goldman Sachs Prime Obligation Fund	1,376	1,376
Total Money Market Funds (cost $1,376)		1,376

Total Investments (cost $2,301,558) - 97.93%		$ 2,220,602
Assets In Excess of Other Liabilities - 2.07%		47,002
NET ASSETS - 100.00%		$ 2,267,604

*Non-income producing security

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Reservoir Fund (Unaudited)
October 31, 2009
	Shares	Value
Money Market Funds - 97.08%
Goldman Sachs Prime Obligation Fund	884,988	$ 884,988
Total Money Market Funds (cost $884,988)		884,988

Total Investments (cost $884,988) - 97.08%		$ 884,988
Assets In Excess of Other Liabilities - 2.92%		26,665
NET ASSETS - 100.00%		$ 911,653

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities
October 31, 2009 (Unaudited)
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 627,984,358	$ 170,099,115	$ 137,939,530	$ 136,282,254	$ 60,806,388
Investments in securities, at value	$ 591,545,090	$ 174,185,473	$ 139,569,570	$ 120,800,039	$ 58,183,866
Receivable for securities sold	5,104,952	-	981,016	255,745	-
Receivable for fund shares sold	511,741	191,417	130,204	149,643	39,127
Interest and dividends receivable	11,830	237,658	216,052	-	900
Receivable due from advisor	-	-	-	-	-
Prepaid expenses and other assets	91,275	33,752	22,394	24,739	9,409
Total Assets	597,264,888	174,648,300	140,919,236	121,230,166	58,233,302
Liabilities:
Payable for securities purchased	3,146,538	2,064,983	1,048,846	-	-
Payable for fund shares redeemed	1,161,228	92,413	38,802	139,663	59,631
Accrued advisory fees	512,849	131,024	100,823	91,300	39,189
Fees payable to other affiliates	29,392	12,270	2,412	11,050	2,813
Accrued distribution (12b-1) fees	3,234	-	-	-	-
Call options written, at fair value
(premiums received $0)	-	-	-	-	-
Due to custodian	-	-	-	50,909	-
Accrued expenses and other liabilities	35,074	28,367	27,735	26,755	23,313
Total Liabilities	4,888,315	2,329,057	1,218,618	319,677	124,946
Net Assets	$ 592,376,573	$ 172,319,243	$ 139,700,618	$ 120,910,489	$ 58,108,356
Net Assets:
Paid in capital	$ 758,727,357	$ 193,112,815	$ 169,221,362	$ 153,440,688	$ 65,611,212
Undistributed net investment income (loss)	7,085,134	4,683,710	4,195,349	818,898	680,540
Accumulated net realized gain (loss)
on investments	(136,996,650)	(29,563,640)	(35,346,133)	(17,866,882)	(5,560,874)
Net unrealized appreciation (depreciation)
on investments	(36,439,268)	4,086,358	1,630,040	(15,482,215)	(2,622,522)
Net Assets	$ 592,376,573	$ 172,319,243	$ 139,700,618	$ 120,910,489	$ 58,108,356
Class C Shares:
Net assets	$ 3,806,645	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)*	$ 10.17	$ -	$ -	$ -	$ -
Total shares outstanding at end of period	374,339	-	-	-	-

Class N Shares:
Net assets	$ 588,569,928	$ 172,319,243	$ 139,700,618	$ 120,910,489	$ 58,108,356
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.68	$ 8.67	$ 8.09	$ 8.41	$ 8.43
Total shares outstanding at end of period	55,087,341	19,865,778	17,264,214	14,380,753	6,895,002

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Continued)
October 31, 2009 (Unaudited)
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Reservoir
Assets:	Fund	Fund	Fund	Fund
Investments, at cost	$ 1,387,031	$ 3,155,602	$ 2,301,558	$ 884,988
Investments in securities, at value	$ 1,366,184	$ 3,153,548	$ 2,220,602	$ 884,988
Receivable for securities sold	-	-	36,917	-
Receivable for fund shares sold	798,228	276,353	-	27,500
Interest and dividends receivable	15	4,867	3	4
Receivable due from advisor	9,409	11,199	12,953	16,747
Prepaid expenses and other assets	29,396	29,388	29,466	-
Total Assets	2,203,232	3,475,355	2,299,941	929,239
Liabilities:
Payable for securities purchased	507,814	205,820	20,453	-
Payable for fund shares redeemed	541	70	394	16
Accrued advisory fees	-	-	-	-
Fees payable to other affiliates	4,740	6,510	8,696	3,493
Accrued distribution (12b-1) fees	-	-	-	-
Call options written, at fair value
(premiums received $2,375)	2,130	-	-	-
Due to custodian	-	-	-	-
Accrued expenses and other liabilities	2,120	2,430	2,794	14,077
Total Liabilities	517,345	214,830	32,337	17,586
Net Assets	$ 1,685,887	$ 3,260,525	$ 2,267,604	$ 911,653
Net Assets:
Paid in capital	$ 1,705,692	$ 3,262,722	$ 2,345,112	$ 912,044
Undistributed net investment income (loss)	(376)	(143)	(1,349)	(391)
Accumulated net realized gain (loss)
on investments and written options	1,173	-	4,797	-
Net unrealized appreciation (depreciation)
on investments and written options	(20,602)	(2,054)	(80,956)	-
Net Assets	$ 1,685,887	$ 3,260,525	$ 2,267,604	$ 911,653
Class C/Investor Class Shares:
Net assets	$ -	$ -	$ -	$ 9.97
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ -	$ -	$ -	$ 9.97
Total shares outstanding at end of period	-	-	-	1

Class N Shares:
Net assets	$ 1,685,887	$ 3,260,525	$ 2,267,604	$ 911,643
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 9.95	$ 9.96	$ 9.95	$ 9.98
Total shares outstanding at end of period	169,419	327,483	227,872	91,360

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations
For the Six Months Ended October 31, 2009 (Unaudited)
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 1,231	$ 343,623	$ 343,668	$ 114	$ 599
Dividend income	3,470,198	2,397,014	1,648,789	976,739	664,439
Total investment income	3,471,429	2,740,637	1,992,457	976,853	665,038
Expenses:
Investment advisory fees	2,916,949	736,632	682,506	582,104	252,166
Administration fees	204,271	75,318	64,628	56,596	25,217
Accounting fees	58,349	25,620	22,674	21,670	15,878
Transfer agent fees	52,396	26,872	45,359	28,923	14,678
Custodian fees	30,286	8,418	11,675	9,883	4,085
Professional fees	20,124	11,134	11,598	10,645	8,722
Distribution fees (12b-1) - Class C Shares	18,367	-	-	-	-
Printing and postage expense	17,872	5,868	8,741	6,300	2,553
Registration & filing fees	16,597	8,882	11,972	11,972	11,972
Insurance expense	11,801	3,481	2,894	2,645	1,136
Chief compliance officer fees	9,977	2,739	2,745	2,546	1,642
Trustees' fees	5,688	5,688	5,260	5,260	5,260
Miscellaneous fees and expenses	3,471	1,496	3,121	1,473	1,156
Total expenses before waivers	3,366,148	912,148	873,173	740,017	344,465
Expenses waived/reimbursed	-	(63,869)	(87,048)	(69,593)	(53,837)
Net Expenses	3,366,148	848,279	786,125	670,424	290,628
Net Investment Income	105,281	1,892,358	1,206,332	306,429	374,410
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on:
Investments	(5,268,985)	(950,040)	488,694	(2,978,893)	148,689
Options written	-	-	-	-	-
Distributions of realized gains by other
investment companies	-	-	-	-	-
Total net realized gain (loss)	(5,268,985)	(950,040)	488,694	(2,978,893)	148,689
Net change in unrealized appreciation
(depreciation) on investments	118,287,296	19,576,552	25,798,425	25,553,956	7,051,109
Net change in unrealized appreciation
(depreciation) on options written	-	-	-	-	-
Net Realized and Unrealized Gain
(Loss) on Investments	113,018,311	18,626,512	26,287,119	22,575,063	7,199,798
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 113,123,592	$ 20,518,870	$ 27,493,451	$ 22,881,492	$ 7,574,208

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Continued)
For the Six Months Ended October 31, 2009 (Unaudited)
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Reservoir
	Fund (a)	Fund (a)	Fund (a)	Fund (b)
Investment Income:
Interest income	$ 2	$ 411	$ 3	$ 10
Dividend income	13	-	-	-
Total investment income	15	411	3	10
Expenses:
Investment advisory fees	378	510	1,309	387
Administration fees	225	262	314	431
Accounting fees	1,921	2,277	2,718	11,112
Transfer agent fees	1,943	3,081	4,554	6,371
Custodian fees	285	463	683	1,334
Professional fees	1,220	1,403	1,586	3,470
Distribution fees (12b-1) - Investor Class Shares	-	-	-	-
Printing and postage expense	610	610	610	2,525
Registration & filing fees	2,439	2,439	2,439	12,739
Insurance expense	-	-	-	219
Chief compliance officer fees	366	427	427	143
Trustees' fees	610	610	793	6,481
Miscellaneous fees and expenses	181	181	181	1,002
Total expenses before waivers	10,178	12,263	15,614	46,214
Expenses (waived ) recaptured	(9,787)	(11,709)	(14,262)	(45,813)
Net Expenses	391	554	1,352	401
Net Investment Income	(376)	(143)	(1,349)	(391)
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on:
Investments	-	-	4,797	-
Options written	1,173	-	-	-
Distributions of realized gains by other
investment companies	-	-	-	-
Total net realized gain (loss)	1,173	-	4,797	-
Net change in unrealized appreciation
(depreciation) on investments	(20,847)	(2,054)	(80,956)	-
Net change in unrealized appreciation
(depreciation) on options written	245	-	-	-
Net Realized and Unrealized Gain
(Loss) on Investments	(19,429)	(2,054)	(76,159)	-
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ (19,805)	$ (2,197)	$ (77,508)	$ (391)
(a) The AdvisorOne Enhanced Income Fund, Flexible Income Fund, and Select Appreciation commenced operations October 5, 2009.
(b) The AdvisorOne Reservoir Fund commenced operations May 29, 2009.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund
	Six Months		Six Months
	Ended		Ended
	October 31,		October 31,
	2009	Year Ended	2009	Year Ended
	(Unaudited)	April 30, 2009	(Unaudited)	April 30, 2009
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 105,281	$ 6,985,925	$ 1,892,358	$ 3,909,110
Net realized gain (loss) on investments	(5,268,985)	(131,293,881)	(950,040)	(28,068,109)
Net realized gain (loss) on options written	-	-	-	-
Distributions of realized gains
by other investment companies	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	118,287,296	(211,349,015)	19,576,552	(19,243,728)
Net change in unrealized appreciation
(depreciation) on options written	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	113,123,592	(335,656,971)	20,518,870	(43,402,727)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	-	(6,476,501)	-	(1,914,024)
From Net Realized Gains:
Class C	-	(140,113)	-	-
Class N	-	(20,541,462)	-	(1,760,902)
Total Dividends and Distributions
to Shareholders	-	(27,158,076)	-	(3,674,926)
From Fund Share Transactions	(41,516,663)	51,978,437	25,509,883	5,143,835
Total Increase (Decrease) in Net Assets	71,606,929	(310,836,610)	46,028,753	(41,933,818)

Net Assets:
Beginning of period	520,769,644	831,606,254	126,290,490	168,224,308
End of period	$ 592,376,573	$ 520,769,644	$ 172,319,243	$ 126,290,490
Undistributed net investment income
at end of period	$ 7,085,134	$ 6,979,853	$ 4,683,710	$ 2,791,352

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Select Allocation Fund		Descartes Fund
	Six Months		Six Months
	Ended		Ended
	October 31,		October 31,
	2009	Year Ended	2009	Year Ended
	(Unaudited)	April 30, 2009	(Unaudited)	April 30, 2009
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,206,332	$ 3,010,576	$ 306,429	$ 1,438,576
Net realized gain (loss) on investments	488,694	(35,724,828)	(2,978,893)	(14,873,645)
Net realized gain (loss) on options written	-	-	-	-
Distributions of realized gains
by other investment companies	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	25,798,425	(35,218,907)	25,553,956	(48,754,922)
Net change in unrealized appreciation
(depreciation) on options written	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	27,493,451	(67,933,159)	22,881,492	(62,189,991)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	-	(1,465,927)	-	(920,227)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	(3,344,383)	-	(233,658)
Total Dividends and Distributions
to Shareholders	-	(4,810,310)	-	(1,153,885)
From Fund Share Transactions	(8,157,575)	28,172,504	(7,977,391)	7,585,372
Total Increase (Decrease) in Net Assets	19,335,876	(44,570,965)	14,904,101	(55,758,504)

Net Assets:
Beginning of period	120,364,742	164,935,707	106,006,388	161,764,892
End of period	$ 139,700,618	$ 120,364,742	$ 120,910,489	$ 106,006,388
Undistributed net investment income
at end of period	$ 4,195,349	$ 2,989,017	$ 818,898	$ 512,469

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona Fund		Enhanced Income Fund
	Six Months		For the Period
	Ended		Ended
	October 31,		October 31,
	2009	Year Ended	2009 (a)
	(Unaudited)	April 30, 2009	(Unaudited)
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 374,410	$ 941,886	$ (376)
Net realized gain (loss) on investments	148,689	(5,698,856)	-
Net realized gain (loss) on options written	-	-	1,173
Distributions of realized gains
by other investment companies	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	7,051,109	(10,521,382)	(20,847)
Net change in unrealized appreciation
(depreciation) on options written	-	-	245
Net increase (decrease) in net assets
resulting from operations	7,574,208	(15,278,352)	(19,805)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-
Class N	-	(616,686)	-
From Net Realized Gains:
Class C	-	-	-
Class N	-	(216,900)	-
Total Dividends and Distributions
to Shareholders	-	(833,586)	-
From Fund Share Transactions	9,440,984	9,465,570	1,705,692
Total Increase (Decrease) in Net Assets	17,015,192	(6,646,368)	1,685,887

Net Assets:
Beginning of period	41,093,164	47,739,532	-
End of period	$ 58,108,356	$ 41,093,164	$ 1,685,887
Undistributed net investment income
at end of period	$ 680,540	$ 306,130	$ (376)
(a) The AdvisorOne Enhanced Income Fund commenced operations October 5, 2009.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Flexible Income Fund	Select Appreciation Fund
	For the Period	For the Period
	Ended	Ended
	October 31,	October 31,
	2009 (a)	2009 (a)
	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ (143)	$ (1,349)
Net realized gain (loss) on investments	-	4,797
Net realized gain (loss) on options written	-	-
Distributions of realized gains
by other investment companies	-	-
Net change in unrealized appreciation
(depreciation) on investments	(2,054)	(80,956)
Net change in unrealized appreciation
(depreciation) on options written	-	-
Net increase (decrease) in net assets
resulting from operations	(2,197)	(77,508)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-
Class N	-	.
From Net Realized Gains:
Class C	-	-
Class N	-	-
Total Dividends and Distributions
to Shareholders	-	-
From Fund Share Transactions	3,262,722	2,345,112
Total Increase (Decrease) in Net Assets	3,260,525	2,267,604

Net Assets:
Beginning of period	-	-
End of period	$ 3,260,525	$ 2,267,604
Undistributed net investment income
at end of period	$ (143)	$ (1,349)
(a) The AdvisorOne Flexible Income Fund and Select Appreciation Fund commenced operations October 5, 2009.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

Reservoir Fund
For the Period
Ended
October 31,
2009 (b)
(Unaudited)
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ (391)
Net realized gain (loss) on investments	-
Net realized gain (loss) on options written	-
Distributions of realized gains
by other investment companies	-
Net change in unrealized appreciation
(depreciation) on investments	-
Net change in unrealized appreciation
(depreciation) on options written	-
Net increase (decrease) in net assets
resulting from operations	(391)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-
Investor Class	-
From Net Realized Gains:
Class C	-
Investor Class	-
Total Dividends and Distributions
to Shareholders	-
From Fund Share Transactions	912,044
Total Increase (Decrease) in Net Assets	911,653

Net Assets:
Beginning of period	-
End of period	$ 911,653
Undistributed net investment income
at end of period	$ (391)
(b) The AdvisorOne Reservoir Fund commenced operations May 29, 2009.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class C Shares

	Six Months
	Ended
	October 31,
	2009		Fiscal Years Ending April 30,
	(Unaudited)		2009		2008		2007		2006	2005

Net asset value, beginning of period	$ 8.37		$ 14.31		$ 14.47		$ 14.91		$ 12.65	$ 11.82

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.05)		0.01		(0.10)		(0.05)		(0.07)	(0.07)
Net realized and unrealized gain (loss)
on investments	1.85		(5.60)		0.65		1.49		2.67	0.90
Total income (loss) from
investment operations	1.80		(5.59)		0.55		1.44		2.60	0.83

Less distributions from:
net investment income	-		-		-		-		(0.01)	-
net realized gain	-		(0.35)		(0.71)		(1.88)		(0.33)	-
Total distributions from net investment
income and net realized gains	$ -		$ (0.35)		$ (0.71)		$ (1.88)		$ (0.34)	$ -

Net asset value, end of period	$ 10.17		$ 8.37		$ 14.31		$ 14.47		$ 14.91	$ 12.65

Total return (c)	21.51%	(f)	(38.90)%		3.62%		10.25%		20.73%	7.02%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 3,807		$ 3,292		$ 5,850		$ 7,194		$ 7,893	$ 7,067
Ratio of expenses to
average net assets (d)	2.14%	(e)	2.15%	(g)	2.15	(g)	2.15%	(g)	2.15%	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.14%	(e)	2.15%	(g)	2.15	(g)	2.15%	(g)	2.16%	2.22%
Ratio of net investment income (loss) to
average net assets (b)	(0.95)%	(e)	0.11%		(0.67)%		(0.37)%		(0.51)%	(0.57)%
Portfolio turnover rate	20%	(f)	69%		44%		173%		73%	57%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2009		Fiscal Years Ending April 30,
	(Unaudited)		2009		2008		2007		2006	2005

Net asset value, beginning of period	$ 8.75		$ 14.97		$ 15.02		$ 15.39		$ 12.97	$ 12.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.00	(h)	0.12		0.06		0.09		0.08	0.07
Net realized and unrealized gain (loss)
on investments	1.93		(5.88)		0.67		1.55		2.73	0.91
Total income (loss) from
investment operations	1.93		(5.76)		0.73		1.64		2.81	0.98

Less distributions from:
net investment income	-		(0.11)		(0.06)		(0.13)		(0.06)	(0.01)
net realized gains	-		(0.35)		(0.72)		(1.88)		(0.33)	-
Total distributions from net investment
income and net realized gains	-		(0.46)		(0.78)		(2.01)		(0.39)	(0.01)

Net asset value, end of period	$ 10.68		$ 8.75		$ 14.97		$ 15.02		$ 15.39	$ 12.97

Total return (c)	22.06%	(f)	(38.26)%		4.64%		11.29%		21.89%	8.16%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 588,570		$ 517,478		$ 825,756		$ 655,153		$ 586,480	$ 337,929
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	(g)	1.15%	(g)	1.15%	(g)	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.15%	(e)	1.15%	(g)	1.15%	(g)	1.15%	(g)	1.16%	1.22%
Ratio of net investment income (loss) to
average net assets (b)	0.04%	(e)	1.13%		0.39%		0.61%		0.53%	0.54%
Portfolio turnover rate	20%	(f)	69%		44%		173%		73%	57%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Such percentage reflects recapture of prior period expense reimbursement by Advisor.
(h) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2009		Fiscal Years Ending April 30,
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$ 7.48		$ 10.51	$ 11.39	$ 11.04	$ 10.33	$ 10.04

Income (loss) from investment operations:
Net investment income (loss) (b)	0.11		0.25	0.23	0.23	0.17	0.14
Net realized and unrealized gain (loss)
on investments	1.08		(3.04)	(0.33)	0.66	0.96	0.34
Total income (loss) from
investment operations	1.19		(2.79)	(0.10)	0.89	1.13	0.48

Less distributions from:
net investment income	-		(0.13)	(0.23)	(0.23)	(0.15)	(0.13)
net realized gains	-		(0.11)	(0.55)	(0.31)	(0.27)	(0.06)
Total distributions from net investment
income and net realized gains	-		(0.24)	(0.78)	(0.54)	(0.42)	(0.19)

Net asset value, end of period	$ 8.67		$ 7.48	$ 10.51	$ 11.39	$ 11.04	$ 10.33

Total return (c)	15.91%	(f)	(26.48)%	(1.13)%	8.23%	11.14%	4.72%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 172,319		$ 126,290	$ 168,224	$ 130,047	$ 133,609	$ 102,884
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.24%	(e)	1.27%	1.23%	1.25%	1.26%	1.32%
Ratio of net investment income (loss) to
average net assets (b)	2.57%	(e)	2.98%	2.06%	2.07%	1.56%	1.35%
Portfolio turnover rate	20%	(f)	67%	66%	118%	55%	36%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Select Allocation Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2009		Fiscal Years Ending April 30,			Period Ended
	(Unaudited)		2009	2008	2007	April 30, 2006*

Net asset value, beginning of period	$ 6.58		$ 11.32	$ 11.14	$ 10.11	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.07		0.18	0.14	0.12	0.01
Net realized and unrealized gain (loss)
on investments	1.44		(4.63)	0.65	1.04	0.10
Total income (loss) from
investment operations	1.51		(4.45)	0.79	1.16	0.11

Less distributions from:
net investment income	-		(0.09)	(0.13)	(0.10)	-
net realized gains	-		(0.20)	(0.48)	(0.03)	-
Total distributions from net investment
income and net realized gains	-		(0.29)	(0.61)	(0.13)	-

Net asset value, end of period	$ 8.09		$ 6.58	$ 11.32	$ 11.14	$ 10.11

Total return (c)	22.95%	(f)	(39.25)%	6.93%	11.56%	1.10%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 139,701		$ 120,365	$ 164,936	$ 123,339	$ 33,338
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.28%	(e)	1.30%	1.23%	1.31%	2.12%	(e)
Ratio of net investment income (loss) to
average net assets (b)	1.76%	(e)	2.31%	1.18%	1.12%	0.55%	(e)
Portfolio turnover rate	28%	(f)	75%	83%	102%	86%	(f)

*	Fund commenced operations on January 27, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2009		Fiscal Years Ending April 30,			Period Ended
	(Unaudited)		2009	2008	2007	April 30, 2006*

Net asset value, beginning of period	$ 6.87		$ 10.84	$ 11.32	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.02		0.09	0.04	0.10	-
Net realized and unrealized gain (loss) on
on investments	1.52		(3.99)	(0.10)	1.31	(0.01)
Total income (loss) from
investment operations	1.54		(3.90)	(0.06)	1.41	(0.01)

Less distributions from:
net investment income	-		(0.06)	(0.06)	(0.08)	-
net realized gains	-		(0.01)	(0.36)	-	-
Total distributions from net investment
income and net realized gains	-		(0.07)	(0.42)	(0.08)	-

Net asset value, end of period	$ 8.41		$ 6.87	$ 10.84	$ 11.32	$ 9.99

Total return (c)	22.42%	(f)	(35.92)%	(0.75)%	14.16%	(0.10)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 120,910		$ 106,006	$ 161,765	$ 136,870	$ 4,591
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.27%	(e)	1.26%	1.22%	1.32%	23.48%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.53%	(e)	1.14%	0.39%	0.92%	0.43%	(e)
Portfolio turnover rate	4%	(f)	38%	38%	16%	0%	(f)

* Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2009		Fiscal Years Ending April 30,			Period Ended
	(Unaudited)		2009	2008	2007	April 30, 2006*

Net asset value, beginning of period	$ 7.18		$ 10.40	$ 10.94	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.06		0.19	0.12	0.16	-
Net realized and unrealized gain (loss)
on investments	1.19		(3.24)	(0.33)	0.91	(0.01)
Total income (loss) from
investment operations	1.25		(3.05)	(0.21)	1.07	(0.01)

Less distributions from:
net investment income	-		(0.13)	(0.12)	(0.12)	-
net realized gains	-		(0.04)	(0.21)	-	-
Total distributions from net investment
income and net realized gains	-		(0.17)	(0.33)	(0.12)	-

Net asset value, end of period	$ 8.43		$ 7.18	$ 10.40	$ 10.94	$ 9.99

Total return (c)	17.41%	(f)	(29.31)%	(2.06)%	10.71%	(0.10)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 58,108		$ 41,093	$ 47,740	$ 34,502	$ 1,826
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.36%	(e)	1.43%	1.39%	1.73%	74.02%	(e)
Ratio of net investment income (loss) to
average net assets (b)	1.48%	(e)	2.30%	1.14%	1.58%	0.24%	(e)
Portfolio turnover rate	8%	(f)	46%	49%	81%	7%	(f)

* Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Enhanced Income Fund, Flexible Income Fund and Select Appreciation Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Period Ended October 31, 2009* (Unaudited)
	Enhanced	Flexible		Select
	Income	Income		Appreciation
	Fund	Fund		Fund

Net asset value, beginning of period	$ 10.00	$ 10.00		$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)	(0.00)	(g)	(0.01)
Net realized and unrealized gain (loss)
on investments	(0.04)	(0.04)		(0.04)
Total income (loss) from
investment operations	(0.05)	(0.04)		(0.05)

Less distributions from:
net investment income	-	-		-
net realized gains	-	-		-
Total distributions from net investment
income and net realized gains	-	-		-

Net asset value, end of period	$ 9.95	$ 9.96		$ 9.95

Total return (c)(f)	(0.50)%	(0.40)%		(0.50)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 1,686	$ 3,261		$ 2,268
Ratio of expenses to
average net assets (d)(e)	1.05%	0.80%		1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)(e)	27.32%	17.71%		13.28%
Ratio of net investment income (loss) to
average net assets (b)(e)	(1.01)%	(0.21)%		(1.15)%
Portfolio turnover rate (f)	0%	0%		4%

*	The Enhanced Income Fund, Flexible Income Fund and Select Appreciation Fund commenced operations on October 5, 2009.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Reservoir Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Investor	Class N
	Class Shares	Shares

	Period Ended
	October 31, 2009* (Unaudited)

Net asset value, beginning of period	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.03)	(0.03)
Net realized and unrealized gain (loss)
on investments	-	0.01
Total income (loss) from
investment operations	(0.03)	(0.02)

Less distributions from:
net investment income	-	-
net realized gains	-	-
Total distributions from net investment
income and net realized gains	-	-

Net asset value, end of period	$ 9.97	$ 9.98

Total return (c)(f)	(0.30)%	(0.20)%

Ratios and Supplemental Data:
Net assets, end of period	$ 9.97	$ 911,643
Ratio of expenses to
average net assets (d)(e)	0.80%	0.60%
Ratio of expenses to average net assets
before waivers and reimbursements (d)(e)	0.80%	70.05%
Ratio of net investment income (loss) to
average net assets (b)(e)	0.00%	(0.59)%
Portfolio turnover rate (f)	0%	0%

* Fund commenced operations on May 29, 2009.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2009

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Amerigo Fund, Clermont Fund, Select Allocation Fund (formerly Berolina Fund), Descartes Fund, Liahona Fund, Reservoir Fund, Enhanced Income Fund, Flexible Income Fund and Select Appreciation Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.  The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Select Allocation Fund	Total return, consisting of capital growth and income
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income
Enhanced Income Fund	Total return, consisting of capital growth and income
Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
Select Appreciation Fund Reservoir Fund	Long-term growth Current income

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund
Class N	Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Reservoir Fund, Enhanced Income Fund, Flexible Income Fund and Select Appreciation Fund
Investor Class	Reservoir Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N and Investor Class Shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Funds’ assets and liabilities measured at fair value:

Amerigo

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,477,084	$ -	$ -	$ 15,477,084
Exchange Traded Funds	570,060,695	-	-	570,060,695
Short-Term Investments	6,007,311	-	-	6,007,311
Total	$ 591,545,090	$ -	$ -	$ 591,545,090

Clermont

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,768,430	$ -	$ -	$ 2,768,430
Exchange Traded Funds	150,809,481	-	-	150,809,481
Short-Term Investments	8,569,731	-	-	8,569,731
Bonds	-	12,037,831	-	12,037,831
Total	$ 162,147,642	$ 12,037,831	$ -	$ 174,185,473

Select Allocation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,797,690	$ -	$ -	$ 2,797,690
Exchange Traded Funds	124,286,865	-	-	124,286,865
Short-Term Investments	1,644,722	-	-	1,644,722
Bonds	-	10,840,293	-	10,840,293
Total	$ 128,729,277	$ 10,840,293	$ -	$ 139,569,570

Descartes

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,871,000	$ -	$ -	$ 2,871,000
Exchange Traded Funds	117,929,039	-	-	117,929,039
Total	$ 120,800,039	$ -	$ -	$ 120,800,039

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

Liahona

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 328,300	$ -	$ -	$ 328,300
Exchange Traded Funds	54,530,498	-	-	54,530,498
Short-Term Investments	3,325,068	-	-	3,325,068
Total	$ 58,183,866	$ -	$ -	$ 58,183,866

Enhanced Income

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,287,338	$ -	$ -	$ 1,287,338
Short-Term Investments	78,846	-	-	78,846
Total	$ 1,366,184	$ -	$ -	$ 1,366,184
Liabilities				Total
Call Options Written	$ 2,130	$ -	$ -	$ 2,130
Total	$ 2,130	$ -	$ -	$ 2,130

Flexible Income

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,220,184	$ -	$ -	$ 1,220,184
Bonds	922,241	-	-	922,241
Short-Term Investments	1,011,123	-	-	1,011,123
Total	$ 3,153,548	$ -	$ -	$ 3,153,548

Select Appreciation

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,219,226	$ -	$ -	$ 2,219,226
Short-Term Investments	1,376	-	-	1,376
Total	$ 2,220,602	$ -	$ -	$ 2,220,602

 Reservoir

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 884,988	$ -	$ -	$ 884,988
Total	$ 884,988	$ -	$ -	$ 884,988

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the fund, the benefits realized by the fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2008), or expected to be taken in the Funds’ 2009 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets for all funds with the exception of Reservoir, Enhanced Income and Flexible Income. The rates these funds will pay are as follows: Reservoir, 0.50%; Enhanced Income, 0.90%; and Flexible Income, 0.65%.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N (Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation	1.15%
Class N (Enhanced)	1.05%
Class N (Flexible Income)	0.80%
Class N (Reservoir)	0.60%
Investor Class (Reservoir)	0.80%

The waivers and reimbursements, if any, of the Adviser’s fees for the period ended October 31, 2009 were as follows:

Fund	Waiver/Reimbursement
Clermont Fund	$63,869
Select Allocation Fund	87,048
Descartes Fund	69,593
Liahona Fund	53,837
Enhanced Income Fund	9,787
Flexible Income Fund	11,709
Select Appreciation Fund	14,262
Reservoir Fund	45,813

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the six months ended October 31, 2009, the Adviser recaptured no fees for prior period expense waivers/reimbursements from the Funds.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

Fund	2010	2011	2012	Total
Amerigo	$ ―	$ ―	$ ―	$ ―
Clermont	120,991	113,146	151,770	385,907
Select Allocation	123,887	118,709	190,957	433,553
Descartes	124,390	101,383	142,070	367,843
Liahona	132,886	98,713	112,449	344,048

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), an affiliate of the Adviser, whereby GFS will provide administrative, fund accounting and transfer agency services to the Funds.  The Administration Services Agreement provides that GFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, GFS receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, GFS receives from each Fund a monthly fee of $2,000 for the initial class and $1,000 for each class thereafter, plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million.  For providing transfer agent services, GFS receives from each Fund a monthly fee based on the greater of a $2,000 minimum or an annual per account fee of $14.00 for open accounts and $2.00 for closed accounts, plus certain transaction fees, which are allocated by shareholder accounts.  In addition to the service fees mentioned above, which are subject to annual CPI (Consumer Price Index) increases, GFS is also reimbursed for any out-of-pocket expenses.  The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

GFS also provides custody administration services to the Funds pursuant to a custody agreement.  For providing such services, GFS receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust’s average daily portfolio market value, and at reduced rates thereafter.  The Custody fees listed in the Statement of Operations include the fees paid to First National Bank of Omaha, the Fund’s custodian bank, and GFS as custody administrator.  GFS’ share of such fees for the six months ended October 31, 2009 was $17,408.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, Gemcom charges a per-page conversion fee and a flat filing fee.  For the six months ended October 31, 2009, Gemcom received $26,485 for providing such services.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee of $34,500, payable quarterly, and is reimbursed for out-of-pocket expenses.  The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

A Trustee and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2009, were as follows:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the period ended October 31, 2009, were as follows:

	Purchases	Sales
Amerigo Fund	$113,175,390	$148,231,142
Clermont Fund	52,371,772	29,374,399
Select Allocation Fund	36,902,900	42,247,283
Descartes Fund	4,787,367	11,514,828
Liahona Fund	12,258,534	3,877,563
Enhanced Income Fund	1,308,185	-
Flexible Income Fund	2,144,669	-
Select Appreciation Fund	2,386,693	91,307
Reservoir Fund	-	-

6.

Option Contracts Written

The number of option contracts written and the premiums received by Enhanced Income Fund during the period ended October 31, 2009, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	-
Options written	122	$ 4,079
Options exercised	-	-
Options expired	(7)	(153)
Options closed	(49)	(1,551)
Options outstanding, end of period	66	$ 2,375

7.

Shareholders’ Transactions

At October 31, 2009, the Funds had an unlimited number of shares authorized.

Following is a summary of shareholder transactions for each Fund:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

	Period Ended		Year Ended
	October 31, 2009		April 30, 2009
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	9,484	$ 95,535	32,683	$ 334,503
Shares issued to shareholders
in reinvestment	-	-	17,477	137,888
Shares redeemed	(28,405)	(270,806)	(65,805)	(596,207)
Net decrease	(18,921)	$ (175,271)	(15,645)	$ (123,816)

Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	4,919,750	$ 50,043,500	15,692,992	$ 169,764,699
Shares issued to shareholders
in reinvestment	-	-	3,221,941	26,484,390
Shares redeemed	(8,971,348)	(91,384,892)	(14,930,607)	(144,146,836)
Net increase (decrease)	(4,051,598)	$ (41,341,392)	3,984,326	$ 52,102,253

Clermont Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	5,335,974	$ 44,914,548	8,752,842	$ 71,454,034
Shares issued to shareholders
in reinvestment	-	-	495,864	3,604,931
Shares redeemed	(2,343,259)	(19,404,665)	(8,385,597)	(69,915,130)
Net increase	2,992,715	$ 25,509,883	863,109	$ 5,143,835

Select Allocation Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,907,778	$ 14,633,185	7,079,804	$ 54,019,169
Shares issued to shareholders
in reinvestment	-	-	732,285	4,591,429
Shares redeemed	(2,933,746)	(22,790,760)	(4,088,585)	(30,438,094)
Net increase (decrease)	(1,025,968)	$ (8,157,575)	3,723,504	$ 28,172,504

Descartes Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,099,764	$ 8,982,392	4,011,279	$ 32,938,920
Shares issued to shareholders
in reinvestment	-	-	176,906	1,151,661
Shares redeemed	(2,158,059)	(16,959,783)	(3,669,387)	(26,505,209)
Net increase (decrease)	(1,058,295)	$ (7,977,391)	518,798	$ 7,585,372

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

	Period Ended		Year Ended
	October 31, 2009		April 30, 2009
Liahona Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,890,329	$ 15,253,032	3,187,597	$ 25,089,710
Shares issued to shareholders
in reinvestment	-	-	117,540	832,183
Shares redeemed	(716,508)	(5,812,048)	(2,172,941)	(16,456,323)
Net increase	1,173,821	$ 9,440,984	1,132,196	$ 9,465,570

Enhanced Income Fund (a)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	169,962	$ 1,711,259	-	$ -
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(543)	(5,567)	-	-
Net increase	169,419	$ 1,705,692	-	$ -

Flexible Income Fund (a)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	328,553	$ 3,273,362	-	$ -
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(1,070)	(10,640)	-	-
Net increase	327,483	$ 3,262,722	-	$ -

Select Appreciation Fund (a)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	232,336	$ 2,393,278	-	$ -
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(4,464)	(48,166)	-	-
Net increase	227,872	$ 2,345,112	-	$ -

Reservoir Fund (b)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	93,625	$ 934,643	-	$ -
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(2,265)	(22,609)	-	-
Net increase	91,360	$ 912,034	-	$ -

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

	Period Ended		Year Ended
	October 31, 2009		April 30, 2009
Reservoir Fund (b)	Shares	Dollars	Shares	Dollars
Investor Class Shares:
Shares Sold	1	$ 10	-	$ -
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	-	-	-	-
Net increase	1	$ 10	-	$ -

(a)

Fund commenced operations October 5, 2009.

(b)

Fund commenced operations May 29, 2009.

8.   Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30, 2009 and April 30, 2008 were as follows:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

As of April 30, 2009, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and grantor trusts/ partnership adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to grantor trusts and partnership adjustments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

At April 30, 2009, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2009

Permanent book and tax differences attributable to reclass of short-term capital gains to ordinary income and grantor trusts adjustments resulted in reclassification for the year ended April 30, 2009 as follows:

9.   Underlying Investment in other Investment Companies

The Reservoir Fund currently seeks to achieve its investment objective by investing a portion of its assets in Goldman Sachs Financial Square Funds – Prime Obligations Fund (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of October 31, 2009, the percentage of the Fund’s net assets invested in the Portfolio was 97.08%.

10.   Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on December 30, 2009, and has noted no such events.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	10/5/2009	10/31/2009
Enhanced Income Fund
Actual	1,000.00	995.00	1.05%	0.72	**
Hypothetical (5% return before expenses):	1,000.00	1,019.80	1.05%	5.32	*
Flexible Income Fund
Actual	1,000.00	996.00	0.80%	0.55	**
Hypothetical (5% return before expenses):	1,000.00	1,021.06	0.80%	4.05	*
Select Appreciation Fund
Actual	1,000.00	995.00	1.15%	0.79	**
Hypothetical (5% return before expenses):	1,000.00	1,019.30	1.15%	5.82	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 183/365.

**Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 25/365.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	5/1/2009	10/31/2009
Amerigo Fund
Actual:
Class C	$ 1,000.00	$ 1,215.10	2.14%	$ 11.88	*
Class N	1,000.00	1,220.60	1.15%	6.40	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.34	2.14%	10.81	*
Class N	1,000.00	1,019.30	1.15%	5.82	*
Clermont Fund
Actual	1,000.00	1,159.10	1.15%	6.22	*
Hypothetical (5% return before expenses):	1,000.00	1,019.30	1.15%	5.82	*
Select Allocation Fund
Actual	1,000.00	1,229.50	1.15%	6.43	*
Hypothetical (5% return before expenses):	1,000.00	1,019.30	1.15%	5.82	*
Descartes Fund
Actual	1,000.00	1,224.20	1.15%	6.41	*
Hypothetical (5% return before expenses):	1,000.00	1,019.30	1.15%	5.82	*
Liahona Fund
Actual	1,000.00	1,174.10	1.15%	6.27	*
Hypothetical (5% return before expenses):	1,000.00	1,019.30	1.15%	5.82	*
	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	5/29/2009	10/31/2009
Reservoir Fund
Actual:
Class N	1,000.00	998.00	0.60%	2.53	***
Investor Class	1,000.00	997.00	0.80%	3.37	***
Hypothetical (5% return before expenses):
Class N	1,000.00	1,022.06	0.60%	3.04	*
Investor Class	1,000.00	1,021.06	0.80%	4.05	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 183/365.

***Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 154/365.

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited)

October 31, 2009

Financial Statements of Underlying Fund

As discussed in Note 9 to the financial statements of the AdvisorOne Reservoir Fund, the following pages will include the financial statements of the aforementioned underlying fund, the Goldman Sachs Financial Square Funds – Prime Obligations Fund (the “Portfolio”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated August 31, 2009.   The full report of the Goldman Sachs Funds, along with the report of the independent registered public accounting firm is included in the Goldman Sachs Funds’ N-CSR filing dated October 17, 2009, available at ‘www.sec.gov’.  Only data presented for the Goldman Sachs Financial Square Funds – Prime Obligations Fund is pertinent to the overall review of the financial statements of the AdvisorOne Reservoir Fund.   Following the pages extracted from the August 31, 2009 report, the reader will find an unaudited portfolio of holdings for the Goldman Sachs Financial Square Funds – Prime Obligations Fund as of October 31, 2009.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

August 31, 2009

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 24.4%			
Amstel Funding Corp.			
$ 125,000,000	0.900%	09/01/09	$ 125,000,000
Amsterdam Funding Corp.			
106,983,000	0.400	10/01/09	106,947,339
125,000,000	0.350	10/05/09	124,958,681
150,000,000	0.350	10/08/09	149,946,042
90,000,000	0.370	10/09/09	89,964,850
71,353,000	0.350	10/14/09	71,323,170
68,681,000	0.350	10/16/09	68,650,952
Aspen Funding Corp.			
50,000,000	0.260	09/10/09	49,996,750
50,000,000	0.400	10/01/09	49,983,333
50,055,000	0.400	10/05/09	50,036,090
50,057,000	0.400	10/06/09	50,037,533
150,000,000	0.340	10/28/09	149,919,250
Atlantic Asset Securitization Corp.			
100,000,000	0.250	09/03/09	99,998,611
100,000,000	0.320	09/08/09	99,993,778
Atlantis One Funding Corp.			
150,000,000	0.400	09/18/09	149,971,667
195,000,000	0.300	11/10/09	194,886,250
Cafco LLC			
60,000,000	0.400	09/02/09	59,999,333
90,000,000	0.400	09/03/09	89,998,000
75,000,000	0.350	11/13/09	74,946,771
Charta LLC			
100,000,000	0.280	09/11/09	99,992,222
175,000,000	0.350	11/16/09	174,870,694
90,000,000	0.350	11/17/09	89,932,625
Ciesco LLC			
80,000,000	0.400	09/02/09	79,999,111
90,000,000	0.400	09/03/09	89,998,000
CRC Funding LLC			
110,000,000	0.400	09/02/09	109,998,778
110,000,000	0.400	09/03/09	109,997,555
75,000,000	0.350	11/13/09	74,946,771
Enterprise Funding Co. LLC			
116,630,000	0.340	10/05/09	116,592,549
100,096,000	0.340	10/09/09	100,060,077
58,178,000	0.340	10/16/09	58,153,274
Falcon Asset Securitization Corp.			
150,000,000	0.250	09/24/09	149,976,042
Gemini Securitization Corp.			
100,000,000	0.240	09/10/09	99,994,000
140,000,000	0.250	09/11/09	139,990,278
95,000,000	0.300	11/10/09	94,944,583
General Electric Capital Corp.			
400,000,000	0.250	09/02/09	399,997,222
395,000,000	0.270	11/30/09	394,733,375
Govco LLC			
110,000,000	0.400	09/03/09	109,997,556
130,000,000	0.350	11/09/09	129,912,792
75,000,000	0.350	11/12/09	74,947,500
LMA Americas LLC			
30,000,000	0.410	09/15/09	29,995,217
100,000,000	0.280	10/14/09	99,966,555
21,000,000	0.370	10/14/09	20,990,719

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)			
LMA Americas LLC – (continued)			
$ 120,000,000	0.270%	10/22/09	$ 119,954,100
150,000,000	0.360	10/22/09	149,923,500
90,000,000	0.320	10/29/09	89,953,600
77,300,000	0.300	11/27/09	77,243,957
Newport Funding Corp.			
100,000,000	0.280	09/16/09	99,988,333
50,057,000	0.400	10/06/09	50,037,533
100,000,000	0.400	10/08/09	99,958,889
Ranger Funding Co. LLC			
164,511,000	0.330	10/19/09	164,438,615
150,144,000	0.330	10/22/09	150,073,808
Regency Markets No.1 LLC			
157,648,000	0.260	09/10/09	157,637,753
77,286,000	0.370	10/15/09	77,251,050
Sheffield Receivables Corp.			
85,000,000	0.270	10/07/09	84,977,050
85,000,000	0.270	10/13/09	84,973,225
Straight-A Funding LLC			
158,000,000	0.370	09/01/09	158,000,000
146,000,000	0.370	09/02/09	145,998,499
125,262,000	0.370	09/10/09	125,250,413
125,790,000	0.360	10/07/09	125,744,716
40,028,000	0.250	11/17/09	40,006,596
100,000,000	0.260	11/23/09	99,940,056
Tasman Funding, Inc.			
150,210,000	0.950	09/03/09	150,202,072
25,201,000	1.200	09/04/09	25,198,480
50,080,000	0.650	09/21/09	50,061,916
Thames Asset Global Securitization, Inc.			
69,850,000	0.350	09/14/09	69,841,172
195,000,000	0.350	09/24/09	194,956,396
68,436,000	0.360	10/13/09	68,407,257
60,584,000	0.360	10/19/09	60,554,920
100,138,000	0.350	10/26/09	100,084,454
Ticonderoga Funding LLC			
168,000,000	0.360	10/05/09	167,942,880
180,000,000	0.350	10/23/09	179,909,000
75,000,000	0.310	11/06/09	74,957,375
Tulip Funding Corp.			
80,049,000	0.360	10/13/09	80,015,379
Variable Funding Capital Corp.			
400,000,000	1.000	10/06/09	399,611,111
150,000,000	1.000	10/13/09	149,825,000
Windmill Funding Corp.			
60,000,000	0.380	10/05/09	59,978,467
43,000,000	0.350	10/07/09	42,984,950
100,000,000	0.360	10/07/09	99,964,000
100,000,000	0.350	10/08/09	99,964,028
81,825,000	0.370	10/09/09	81,793,043
50,000,000	0.360	10/13/09	49,979,000

The accompanying notes are an integral part of these financial statements.

15

77

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

August 31, 2009

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)			
Windmill Funding Corp. – (continued)			
$ 60,000,000	0.350%	10/16/09	$ 59,973,750
100,000,000	0.350	10/19/09	99,953,333
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 9,174,055,571
U.S. Government Guarantee Variable Rate Obligation*[a] – 0.4%			
Bank of America N.A.			
$ 168,000,000	0.546%	10/29/09	$ 168,000,000
Master Demand Note – 2.0%			
Bank of America Securities LLC			
$ 750,000,000	0.450%	09/08/09	$ 750,000,000
U.S. Government Agency Obligations – 32.9%			
Federal Home Loan Bank			
$ 800,000,000	0.390%[a]	09/01/09	$ 800,000,000
440,000,000	0.528[a]	09/01/09	439,900,778
200,000,000	0.860[a]	09/01/09	200,000,000
200,000,000	0.496[a]	09/06/09	200,000,000
160,000,000	0.449[a]	09/08/09	159,986,137
530,000,000	0.650[a]	09/10/09	530,000,000
450,000,000	2.720	09/18/09	450,000,000
332,000,000	0.181[a]	09/28/09	331,950,994
148,000,000	0.258[a]	10/09/09	147,991,079
385,000,000	0.230[a]	10/13/09	384,988,186
560,000,000	0.302[a]	10/26/09	559,577,641
70,000,000	0.311[a]	11/01/09	69,966,083
100,000,000	0.281[a]	11/19/09	99,987,825
30,000,000	0.900	01/19/10	29,895,000
300,000,000	0.950	04/05/10	299,870,047
300,000,000	0.650	05/14/10	299,981,085
217,200,000	0.600	06/21/10	217,034,708
160,000,000	0.560	08/27/10	159,924,211
Federal Home Loan Mortgage Corp.			
360,000,000	0.630[a]	09/03/09	359,887,012
635,000,000	0.410[a]	10/12/09	635,000,000
41,000,000	0.343[a]	11/01/09	41,000,752
150,000,000	0.440	01/29/10	149,725,000
100,000,000	0.350	02/01/10	99,851,250
320,000,000	1.000	02/01/10	318,640,000
350,000,000	1.000	02/04/10	348,483,333
192,500,000	0.420	02/08/10	192,140,667
277,000,000	3.125	02/12/10	280,396,142
750,000,000	0.660	05/04/10	746,631,250
Federal National Mortgage Association			
600,000,000	0.380[a]	09/01/09	599,999,672
400,000,000	0.440[a]	09/01/09	399,895,416
480,000,000	0.400[a]	10/13/09	479,875,281
400,000,000	0.250	11/16/09	399,788,889
560,000,000	0.260	01/08/10	559,478,267
U.S. Government Agency Obligations – (continued)			
Federal National Mortgage Association – (continued)			
$ 390,000,000	0.320%	01/14/10	$ 389,532,000
350,000,000	0.600	01/15/10	349,206,667
192,500,000	0.420	02/08/10	192,140,667
414,500,000	0.540	07/12/10	412,547,705
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$12,335,273,744
Variable Rate Obligations[a] – 3.1%			
Bank of America N.A.			
$ 345,000,000	0.808%	10/02/09	$ 345,000,000
General Electric Capital Corp.			
215,000,000	0.318	09/24/09	215,000,000
Wachovia Bank N.A.			
100,000,000	0.909	10/15/09	100,174,734
Wells Fargo & Co.			
95,000,000	0.729	09/15/09	95,012,131
230,000,000	0.782	09/23/09	230,009,369
Wells Fargo Bank N.A.			
166,456,000	0.733	11/02/09	166,574,393
TOTAL VARIABLE RATE OBLIGATIONS			$ 1,151,770,627
U.S. Treasury Obligations – 3.2%			
United States Treasury Bills			
$ 150,000,000	0.180%	10/15/09	$ 149,967,000
500,000,000	0.185	10/22/09	499,868,959
374,000,000	0.540	06/10/10	372,417,980
123,000,000	0.410	06/17/10	122,595,159
47,000,000	0.442	06/17/10	46,833,042
TOTAL U.S. TREASURY OBLIGATIONS			$ 1,191,682,140
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$24,770,782,082
Repurchase Agreements-Unaffiliated Issuers[b] – 31.7%			
Bank of America Securities LLC			
$ 150,000,000	0.220%	09/01/09	$ 150,000,000
Maturity Value: $150,000,917			
Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 06/01/38 and Federal National Mortgage Association, 4.000% to 5.500%, due 04/01/38 to 08/01/39. The aggregate market value of the collateral, including accrued interest, was $153,000,001.			

The accompanying notes are an integral part of these financial statements.

16

78

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(b) – (continued)			
Bank of America Securities LLC			
$ 245,000,000	0.180%	10/06/09	$ 245,000,000
Maturity Value: $245,056,350 Settlement Date: 08/21/09 Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 11/01/36 to 09/01/39 and Federal National Mortgage Association, 4.500% to 6.500%, due 04/01/18 to 08/01/39. The aggregate market value of the collateral, including accrued interest, was $249,899,996.			
Barclays Capital, Inc.			
150,000,000	0.200	09/01/09	150,000,000
Maturity Value: $150,000,833 Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.500%, due 04/01/20 to 08/01/38, and Federal National Mortgage Association, 4.500% to 6.500%, due 06/01/24 to 10/01/47. The aggregate market value of the collateral, including accrued interest, was $152,999,986.			
260,000,000	0.190	10/05/09	260,000,000
Maturity Value: $260,063,122 Settlement Date: 08/20/09 Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 01/01/24 to 08/01/39 and Federal National Mortgage Association, 4.000% to 7.000%, due 06/01/14 to 03/01/48. The aggregate market value of the collateral, including accrued interest, was $265,199,956.			
295,000,000	0.180	10/07/09	295,000,000
Maturity Value: $295,063,425 Settlement Date: 08/25/09 Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 01/01/18 to 05/01/39 and Federal National Mortgage Association, 4.000% to 7.500%, due 02/01/18 to 11/01/48. The aggregate market value of the collateral, including accrued interest, was $300,900,000.			
Deutsche Bank Securities, Inc.			
250,000,000	0.220	09/01/09	250,000,000
Maturity Value: $250,001,528			
190,000,000	0.190	10/05/09	190,000,000
Maturity Value: $190,046,128 Settlement Date: 08/20/09 Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 12/01/35 to 04/01/39, and Federal National Mortgage Association, 5.000% to 7.000%, due 01/01/34 to 06/01/39 and Government National Mortgage Association, 7.000%, due 09/15/37 to 01/15/39. The aggregate market value of the collateral, including accrued interest, was $453,199,952.			
Joint Repurchase Agreement Account I			
28,100,000	0.209	09/01/09	28,100,000
Maturity Value: $28,100,163			
Joint Repurchase Agreement Account II			
10,321,800,000	0.217	09/01/09	10,321,800,000
Maturity Value: $10,321,862,218			
TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$11,889,900,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Affiliated Issuers(b) – 2.3%			
Goldman, Sachs & Co.			
$ 144,100,000	0.200%	09/01/09	$ 144,100,000
Maturity Value: $144,100,801 Collateralized by Government National Mortgage Association, 4.000% to 8.000%, due 11/15/16 to 08/15/39. The aggregate market value of the collateral, including accrued interest, was $148,423,000.			
700,000,000	0.210	09/01/09	700,000,000
Maturity Value: $700,004,083 Collateralized by Government National Mortgage Association, 4.000% to 7.000%, due 03/15/24 to 08/15/39. The aggregate market value of the collateral, including accrued interest, was $720,999,933.			
TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$ 844,100,000
TOTAL INVESTMENTS – 100.0%			$37,504,782,082
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			5,321,900
NET ASSETS – 100.0%			$37,510,103,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* This debt is guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b) Unless noted, all repurchase agreements were entered into on August 31, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 42 and 43.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements. 17

79

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

August 31, 2009

	Federal Fund	Government Fund
Assets:		
Investments in securities, at value based on amortized cost—unaffiliated issuers	$23,175,318,745	$30,154,246,746
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	—	29,885,100,000
Repurchase agreements, at value based on amortized cost—affiliated issuers	—	1,350,000,000
Cash	15,887	95,609
Receivables:		
Interest	9,405,259	10,962,562
Fund shares sold	437,935	212,693
Other assets	244,663	460,636
Total assets	23,185,422,489	61,401,078,246
Liabilities:		
Due to Custodian	—	—
Payables:		
Investment securities purchased	399,514,667	1,652,332,734
Amounts owed to affiliates	3,949,001	9,074,780
Fund shares redeemed	—	47,037
Dividend distribution	585,359	4,359,290
Accrued expenses	489,627	1,601,654
Total liabilities	404,538,654	1,667,415,495
Net Assets:		
Paid-in capital	22,779,559,810	59,727,022,242
Undistributed net investment income	338,186	974,666
Accumulated net realized gain (loss) from investments	985,839	5,665,843
NET ASSETS	$22,780,883,835	$59,733,662,751
Net asset value, offering and redemption price per share	$1.00	$1.00
Net Assets:		
FST Shares	$20,069,800,907	$51,896,719,896
FST Select Shares	256,462,985	2,218,312,203
FST Preferred Shares	511,911,251	873,241,468
FST Capital Shares	157,720,798	1,022,472,387
FST Administration Shares	897,619,851	3,217,352,893
FST Service Shares	887,368,043	505,563,904
Total Net Assets	$22,780,883,835	$59,733,662,751
Shares outstanding $0.001 par value (unlimited shares authorized):		
FST Shares	20,068,634,465	51,890,944,841
FST Select Shares	256,448,079	2,218,065,120
FST Preferred Shares	511,881,497	873,144,296
FST Capital Shares	157,711,630	1,022,359,808
FST Administration Shares	897,567,676	3,216,995,092
FST Service Shares	887,316,463	505,507,621

44

The accompanying notes are an integral part of these financial statements.

80

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Money Market Fund	Prime Obligations Fund	Tax-Free Money Market Fund	Treasury Instruments Fund	Treasury Obligations Fund
[redacted]				
$16,906,068,913	$24,770,782,082	$10,305,179,512	$21,117,948,980	$10,420,965,752
6,562,600,000	11,889,900,000	—	—	11,274,900,000
500,000,000	844,100,000	—	—	—
—	—	20,834,655	50,104	1,835
13,951,132	15,678,709	18,081,796	2,460,664	433,531
4,663,817	812,997	732,735	6,411	—
499,741	1,161,199	272,288	377,291	—
23,987,783,603	37,522,434,987	10,345,100,986	21,120,843,450	21,696,301,118
[redacted]				
296,964	364,026	—	—	—
—	—	252,371,173	451,451,573	187,771,893
3,534,647	5,334,097	1,448,147	3,647,038	3,627,724
9,074,621	2,951,227	394,891	335,939	60,422
1,085,910	2,274,473	438,624	120,238	814,120
695,255	1,407,182	676,601	222,300	983,618
14,687,397	12,331,005	255,329,436	455,777,088	193,257,777
[redacted]				
23,971,490,840	37,509,215,777	10,088,850,686	20,663,092,098	21,497,731,468
1,605,366	7,335,312	—	1,235,189	1,654,032
—	(6,447,107)	920,864	739,075	3,657,841
$23,973,096,206	$37,510,103,982	$10,089,771,550	$20,665,066,362	$21,503,043,341
$1.00	$1.00	$1.00	$1.00	$1.00
$21,878,982,541	$30,756,776,484	$ 9,416,369,928	$18,393,880,739	$16,942,168,269
42,777,728	99,249,046	85,670,360	173,590,476	670,027,904
87,673,035	1,226,201,047	45,223,115	321,167,556	304,897,375
76,008,495	568,066,007	162,752,210	65,817,417	330,367,420
1,415,174,806	3,986,524,101	308,304,604	1,476,015,174	2,196,762,239
472,479,601	873,287,297	71,451,333	234,595,000	1,058,820,134
$23,973,096,206	$37,510,103,982	$10,089,771,550	$20,665,066,362	$21,503,043,341
21,877,510,462	30,756,043,090	9,415,463,829	18,392,123,457	16,937,983,076
42,774,848	99,246,680	85,661,141	173,573,892	669,862,393
87,667,133	1,226,171,809	45,218,762	321,136,872	304,822,056
76,003,378	568,052,461	162,736,608	65,811,129	330,285,808
1,415,078,523	3,986,429,028	308,274,907	1,475,874,160	2,196,219,565
472,447,791	873,266,473	71,444,485	234,572,588	1,058,558,570

The accompanying notes are an integral part of these financial statements.

45

81

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Operations

	Federal Fund	
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008
Investment income:		
Interest income—from unaffiliated issuers	$105,228,816	$558,861,672
Interest income—from affiliated issuers	—	—
Total investment income	105,228,816	558,861,672
Expenses:		
Fund-Level Expenses:		
Management fees	40,595,539	44,896,438
U.S. Treasury Temporary Guarantee Program fees	3,263,417	2,299,113
Transfer Agent fees	1,980,260	2,706,640
Custody and accounting fees	882,472	1,066,327
Registration fees	632,768	295,338
Professional fees	77,368	77,961
Printing fees	65,438	89,091
Trustee fees	11,500	15,689
Other	295,167	237,034
Subtotal	47,803,929	51,683,631
Class Specific Expenses:		
FST Service Share fees	3,738,668	5,280,366
FST Administration Share fees	1,981,629	2,407,043
FST Preferred Share fees	370,260	373,164
FST Capital Share fees	126,448	36,504
FST Select Share fees	22,780	16,400
Total expenses	54,043,714	59,797,108
Less—expense reductions	(6,547,726)	(5,887,208)
Net expenses	47,495,988	53,909,900
NET INVESTMENT INCOME	$ 57,732,828	$504,951,772
Net realized gain (loss) from investment transactions	7,179,362	6,424,870
Payment by affiliate relating to certain investment transaction	—	—
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 64,912,190	$511,376,642

* The Funds changed their fiscal year end from December 31 to August 31.

46 The accompanying notes are an integral part of these financial statements.

82

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Government Fund		Money Market Fund		Prime Obligations Fund	
For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008
[redacted]					
$233,514,926	$623,139,281	$117,402,801	$680,416,970	$165,826,612	$1,436,494,051
3,902,836	9,923,067	1,211,208	7,423,719	1,228,792	9,248,554
237,417,762	633,062,348	118,614,009	687,840,689	167,055,404	1,445,742,605
[redacted]					
89,536,494	54,364,217	31,802,714	48,052,598	47,290,828	102,032,819
4,144,432	2,919,795	5,986,814	2,129,821	16,248,159	6,056,125
4,367,599	3,164,269	1,551,344	2,980,700	2,306,857	6,397,960
2,090,054	1,290,118	765,461	1,196,343	1,097,584	2,428,583
1,867,943	210,510	245,876	199,507	436,158	330,331
78,728	74,073	78,420	78,320	85,681	76,891
97,270	92,231	43,137	100,997	48,190	162,012
11,500	15,689	11,500	15,689	11,500	15,689
312,289	293,509	1,018,822	837,106	564,227	712,602
102,506,309	62,424,411	41,504,088	55,591,081	68,089,184	118,213,012
2,156,637	2,452,494	1,682,402	3,479,555	3,646,294	8,706,699
6,387,315	6,257,304	2,030,677	2,103,330	7,133,297	11,845,540
566,343	740,761	62,421	134,094	831,349	1,650,275
1,188,219	1,108,610	60,896	61,267	668,889	1,436,472
366,304	283,177	7,209	26,733	16,525	84,902
113,171,127	73,266,757	45,347,693	61,396,060	80,385,538	141,936,900
(20,453,751)	(12,268,050)	(7,430,167)	(11,112,567)	(11,525,908)	(23,707,395)
92,717,376	60,998,707	37,917,526	50,283,493	68,859,630	118,229,505
$144,700,386	$572,063,641	$ 80,696,483	$637,557,196	$ 98,195,774	$1,327,513,100
26,168,569	32,246,331	3,457,635	(2,642,218)	9,507,514	(114,800,827)
—	—	—	—	—	100,000,000
$170,868,955	$604,309,972	$ 84,154,118	$634,914,978	$107,703,288	$1,312,712,273

The accompanying notes are an integral part of these financial statements.

47

83

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Operations

	Tax-Free Money Market Fund	
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008
Investment income:		
Interest income—from unaffiliated issuers	$42,404,387	$247,532,452
Interest income—from affiliated issuers	—	—
Total investment income	42,404,387	247,532,452
Expenses:		
Fund-Level Expenses:		
Management fees	14,413,638	23,726,135
U.S. Treasury Temporary Guarantee Program fees	3,110,651	1,167,563
Transfer Agent fees	703,091	1,443,428
Custody and accounting fees	426,098	1,450,011
Registration fees	143,033	118,315
Professional fees	85,024	119,110
Printing fees	37,059	72,217
Trustee fees	11,500	15,689
Other	229,509	216,660
Subtotal	19,159,603	28,329,128
Class Specific Expenses:		
FST Administration Share fees	679,080	1,660,709
FST Service Share fees	543,040	1,580,164
FST Capital Share fees	219,538	431,446
FST Preferred Share fees	35,645	159,350
FST Select Share fees	12,642	15,335
Total expenses	20,649,548	32,176,132
Less—expense reductions	(3,323,062)	(7,129,750)
Net expenses	17,326,486	25,046,382
NET INVESTMENT INCOME	$25,077,901	$222,486,070
Net realized gain from investment transactions	1,000,995	555,789
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,078,896	$223,041,859

* The Funds changed their fiscal year end from December 31 to August 31.

48

The accompanying notes are an integral part of these financial statements.

84

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Treasury Instruments Fund		Treasury Obligations Fund	
For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008
[redacted]			
$44,223,592	$303,625,971	$42,492,656	$283,521,060
—	—	—	1,363,246
44,223,592	303,625,971	42,492,656	284,884,306
[redacted]			
37,323,153	48,051,508	31,798,050	33,269,308
—	2,642,814	—	1,762,641
1,813,437	2,756,845	1,551,114	2,022,932
905,237	1,143,700	783,358	853,508
883,425	231,397	530,448	92,709
101,058	72,032	111,031	71,916
63,088	83,712	50,174	79,423
11,500	15,689	11,500	15,689
184,714	190,796	339,787	303,123
41,285,612	55,188,493	35,175,462	38,471,249
3,312,531	7,466,801	4,918,339	6,562,892
1,421,641	3,313,127	3,827,824	7,716,984
76,894	161,829	413,441	455,624
208,242	411,800	200,453	245,756
36,309	18,447	47,596	5,110
46,341,229	66,560,497	44,583,115	53,457,615
(7,527,400)	(6,194,992)	(7,638,562)	(4,944,355)
38,813,829	60,365,505	36,944,553	48,513,260
$ 5,409,763	$243,260,466	$ 5,548,103	$236,371,046
10,309,376	70,239,515	22,778,788	7,560,120
$15,719,139	$313,499,981	$28,326,891	$243,931,166

The accompanying notes are an integral part of these financial statements. 49

85

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
From operations:			
Net investment income	$ 57,732,828	$ 504,951,772	$ 551,410,750
Net realized gain (loss) from investment transactions	7,179,362	6,424,870	935,224
Net increase in net assets resulting from operations	64,912,190	511,376,642	552,345,974
Distributions to shareholders:			
From net investment income:			
FST Shares	(55,977,760)	(455,548,376)	(481,656,463)
FST Select Shares	(182,634)	(1,260,815)	(62)
FST Preferred Shares	(711,833)	(8,631,884)	(7,967,752)
FST Capital Shares	(77,666)	(480,119)	(273,503)
FST Administration Shares	(782,935)	(19,286,914)	(30,990,154)
FST Service Shares	—	(19,743,664)	(31,124,208)
From net realized gains:			
FST Shares	(5,848,391)	(5,405,109)	—
FST Select Shares	(24,639)	(15,066)	—
FST Preferred Shares	(121,284)	(96,805)	—
FST Capital Shares	(28,704)	(8,435)	—
FST Administration Shares	(266,862)	(273,165)	—
FST Service Shares	(247,486)	(282,447)	—
Total distributions to shareholders	(64,270,194)	(511,032,799)	(552,012,142)
From share transactions (at $1.00 per share):			
Proceeds from sales of shares	71,578,933,218	116,586,733,084	49,213,027,669
Reinvestment of distributions	49,648,242	418,589,268	464,762,629
Cost of shares redeemed	(83,453,479,514)	(99,331,054,440)	(42,983,182,698)
Net increase (decrease) in net assets resulting from share transactions	(11,824,898,054)	17,674,267,912	6,694,607,600
NET INCREASE (DECREASE)	(11,824,256,058)	17,674,611,755	6,694,941,432
Net assets:			
Beginning of period	34,605,139,893	16,930,528,138	10,235,586,706
End of period	$ 22,780,883,835	$ 34,605,139,893	$ 16,930,528,138
Undistributed net investment income	$ 338,186	$ 338,186	$ 338,186

* The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

50

86

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Government Fund			Money Market Fund		
For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
$ 144,700,386	$ 572,063,641	$ 413,135,535	$ 80,696,483	$ 637,557,196	$ 940,918,203
26,168,569	32,246,331	(4,479)	3,457,635	(2,642,218)	(6,860)
170,868,955	604,309,972	413,131,056	84,154,118	634,914,978	940,911,343
(134,603,209)	(457,814,607)	(278,099,004)	(77,737,720)	(591,297,803)	(867,258,529)
(3,612,545)	(21,069,146)	(9,838,170)	(144,107)	(2,485,877)	(6,439,110)
(1,467,837)	(16,862,397)	(20,161,843)	(288,565)	(3,678,008)	(5,181,853)
(1,791,486)	(15,886,153)	(19,379,310)	(155,269)	(1,045,447)	(894,696)
(3,225,309)	(51,375,415)	(66,682,891)	(1,858,811)	(20,921,327)	(33,259,292)
—	(9,055,923)	(18,969,838)	(512,011)	(15,486,516)	(27,877,864)
(29,515,660)	(15,193,030)	—	(1,678,802)	—	—
(889,653)	(387,283)	—	(2,286)	—	—
(445,122)	(309,031)	—	(6,953)	—	—
(651,412)	(419,528)	—	(4,716)	—	—
(2,030,160)	(1,352,923)	—	(112,950)	—	—
(356,460)	(218,665)	—	(37,835)	—	—
(178,588,853)	(589,944,101)	(413,131,056)	(82,540,025)	(634,914,978)	(940,911,344)
247,795,009,026	220,115,862,932	65,777,621,848	105,488,222,804	160,213,384,096	118,791,667,426
98,830,513	298,483,724	191,892,915	59,432,669	367,425,033	572,169,760
(245,161,652,880)	(177,117,234,724)	(57,535,124,292)	(101,353,012,736)	(164,925,882,658)	(110,395,351,888)
2,732,186,659	43,297,111,932	8,434,390,471	4,194,642,737	(4,345,073,529)	8,968,485,298
2,724,466,761	43,311,477,803	8,434,390,471	4,196,256,830	(4,345,073,529)	8,968,485,297
57,009,195,990	13,697,718,187	5,263,327,716	19,776,839,376	24,121,912,905	15,153,427,608
$ 59,733,662,751	$ 57,009,195,990	$ 13,697,718,187	$ 23,973,096,206	$ 19,776,839,376	$ 24,121,912,905
$ 974,666	$ 974,666	$ 974,666	$ 1,605,366	$ 2,815,814	$ 173,596

The accompanying notes are an integral part of these financial statements.

51

87

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Prime Obligations Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
From operations:			
Net investment income	$ 98,195,774	$ 1,327,513,100	$ 1,838,606,996
Net realized gain (loss) from investment transactions	9,507,514	(114,800,827)	47,553
Payment by affiliate relating to certain investment transactions	—	100,000,000	—
Net increase in net assets resulting from operations	107,703,288	1,312,712,273	1,838,654,549
Distributions to shareholders:			
From net investment income:			
FST Shares	(84,330,843)	(1,096,404,359)	(1,387,265,745)
FST Select Shares	(257,816)	(7,822,892)	(19,267,251)
FST Preferred Shares	(3,278,308)	(41,721,735)	(62,212,662)
FST Capital Shares	(1,621,813)	(23,599,227)	(34,581,112)
FST Administration Shares	(6,836,786)	(115,102,019)	(252,920,511)
FST Service Shares	(836,251)	(37,709,073)	(82,407,266)
From net realized gains:			
FST Shares	—	—	—
FST Select Shares	—	—	—
FST Preferred Shares	—	—	—
FST Capital Shares	—	—	—
FST Administration Shares	—	—	—
FST Service Shares	—	—	—
Total distributions to shareholders	(97,161,817)	(1,322,359,305)	(1,838,654,547)
From share transactions (at $1.00 per share):			
Proceeds from sales of shares	153,178,348,911	353,293,122,864	299,125,985,950
Reinvestment of distributions	38,035,058	441,214,406	642,325,029
Cost of shares redeemed	(148,651,885,869)	(367,185,329,610)	(280,452,495,953)
Net increase (decrease) in net assets resulting from share transactions	4,564,498,100	(13,450,992,340)	19,315,815,026
NET INCREASE (DECREASE)	4,575,039,571	(13,460,639,372)	19,315,815,028
Net assets:			
Beginning of period	32,935,064,411	46,395,703,783	27,079,888,755
End of period	$ 37,510,103,982	$ 32,935,064,411	$ 46,395,703,783
Undistributed net investment income	$ 7,335,312	$ 6,301,355	$ 1,147,560

* The Funds changed their fiscal year end from December 31 to August 31.

52

The accompanying notes are an integral part of these financial statements.

88

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Tax-Free Money Market Fund			Treasury Instruments Fund		
For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
[redacted]					
$ 25,077,901	$ 222,486,070	$ 315,655,533	$ 5,409,763	$ 243,260,466	$ 211,627,056
1,000,995	555,789	1,718,355	10,309,376	70,239,515	7,095,850
—	—	—	—	—	—
26,078,896	223,041,859	317,373,888	15,719,139	313,499,981	218,722,906
[redacted]					
(24,075,811)	(196,975,638)	(275,586,540)	(5,405,155)	(202,660,734)	(152,781,216)
(138,485)	(1,009,573)	(2,077,489)	(4,608)	(615,484)	(1,468,710)
(105,864)	(2,971,334)	(5,341,212)	—	(4,738,432)	(6,563,168)
(351,761)	(5,282,301)	(6,671,994)	—	(682,617)	(572,309)
(374,979)	(11,472,694)	(18,671,308)	—	(28,977,214)	(39,893,023)
(31,025)	(4,774,530)	(7,306,990)	—	(5,585,985)	(10,348,630)
—	(1,278,622)	(801,636)	(18,856,496)	(49,214,094)	(4,479,746)
—	(5,181)	(5,806)	(120,062)	(152,795)	(32,470)
—	(12,127)	(20,915)	(231,620)	(875,864)	(187,218)
—	(38,562)	(26,396)	(59,197)	(312,628)	(9,879)
—	(44,166)	(60,924)	(1,589,561)	(6,555,921)	(1,017,035)
—	(33,405)	(26,511)	(335,766)	(1,368,327)	(333,819)
(25,077,925)	(223,898,133)	(316,597,721)	(26,602,465)	(301,740,095)	(217,687,223)
[redacted]					
19,307,931,291	53,482,338,331	60,132,779,450	33,745,614,688	136,939,196,109	45,309,918,175
18,946,839	152,563,776	201,833,954	19,857,585	206,267,487	90,592,459
(19,955,423,598)	(53,686,012,030)	(57,156,471,612)	(50,042,475,454)	(111,967,016,159)	(36,847,590,116)
(628,545,468)	(51,109,923)	3,178,141,792	(16,277,003,181)	25,178,447,437	8,552,920,518
(627,544,497)	(51,966,197)	3,178,917,959	(16,287,886,507)	25,190,207,323	8,553,956,201
[redacted]					
10,717,316,047	10,769,282,244	7,590,364,285	36,952,952,869	11,762,745,546	3,208,789,345
$ 10,089,771,550	$ 10,717,316,047	$ 10,769,282,244	$ 20,665,066,362	$ 36,952,952,869	$ 11,762,745,546
$ —	$ —	$ —	$ 1,235,189	$ 1,187,938	$ 1,097,704

The accompanying notes are an integral part of these financial statements.

53

89

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Treasury Obligations Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
From operations:			
Net investment income	$ 5,548,103	$ 236,371,046	$ 444,557,906
Net realized gain from investment transactions	22,778,788	7,560,120	2,159,783
Net increase in net assets resulting from operations	28,326,891	243,931,166	446,717,689
Distributions to shareholders:			
From net investment income:			
FST Shares	(5,548,103)	(173,788,449)	(239,326,819)
FST Select Shares	—	(71,214)	(45,904)
FST Preferred Shares	—	(3,576,007)	(7,636,468)
FST Capital Shares	—	(3,941,099)	(8,737,053)
FST Administration Shares	—	(36,977,912)	(123,424,082)
FST Service Shares	—	(18,016,365)	(65,939,106)
From net realized gains:			
FST Shares	(16,253,523)	(4,462,424)	—
FST Select Shares	(167,543)	(16,681)	—
FST Preferred Shares	(262,204)	(96,874)	—
FST Capital Shares	(374,926)	(140,157)	—
FST Administration Shares	(2,568,365)	(747,149)	—
FST Service Shares	(1,032,580)	(512,866)	—
Total distributions to shareholders	(26,207,244)	(242,347,197)	(445,109,432)
From share transactions (at $1.00 per share):			
Proceeds from sales of shares	95,529,181,255	110,129,345,005	64,096,925,371
Reinvestment of distributions	10,339,103	147,912,604	225,758,735
Cost of shares redeemed	(90,042,631,001)	(111,517,640,087)	(53,979,112,783)
Net increase (decrease) in net assets resulting from share transactions	5,496,889,357	(1,240,382,478)	10,343,571,323
NET INCREASE (DECREASE)	5,499,009,004	(1,238,798,509)	10,345,179,580
Net assets:			
Beginning of period	16,004,034,337	17,242,832,846	6,897,653,266
End of period	$ 21,503,043,341	$ 16,004,034,337	$ 17,242,832,846
Undistributed net investment income	$ 1,654,032	$ 1,608,257	$ 1,608,257

* The Funds changed their fiscal year end from December 31 to August 31.

54 The accompanying notes are an integral part of these financial statements.

90

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements

August 31, 2009

1. ORGANIZATION

Goldman Sachs Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the "Funds" or individually a "Fund"), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/Non-Diversified
Federal, Government, Money Market, Prime Obligations, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration and FST Service	Diversified

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax.

Goldman, Sachs & Co. ("Goldman Sachs" or the "Distributor") serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs Asset Management, L.P. ("GSAM"), an affiliate of Goldman Sachs serves as investment adviser to the Funds pursuant to a Management Agreement (the "Agreement") with the Trust on behalf of the Funds.

The Funds changed their fiscal year end from December 31 to August 31. GSAM has agreed to reimburse the Funds for any costs associated with changing the Funds' fiscal year ends.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — It is the Funds' policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Funds' net asset value per share ("NAV") based upon the amortized cost of the Funds' securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

55

91

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Security and Fund Share Transactions, and Interest Income — Security and fund share transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of settled shares of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or "pro-rata" basis depending upon the nature of the expense and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds. Long-term capital gain distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. The source of the Funds' distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Financial statements are adjusted for permanent book/tax differences to reflect the appropriate tax character and are not adjusted for temporary differences.

The tax character of distributions paid during the fiscal period ended August 31, 2009 was as follows:

	Federal	Government	Money Market	Prime Obligations	Tax-Free Money Market	Treasury Instruments	Treasury Obligations
Distributions paid from:							
Ordinary Income	$64,270,194	$178,115,991	$82,378,825	$97,161,817	$ —	$26,602,465	$26,207,244
Net long-term capital gains	—	472,862	161,200	—	—	—	—
Tax-Exempt Income	—	—	—	—	25,077,925	—	—
Total distributions	$64,270,194	$178,588,853	$82,540,025	$97,161,817	$25,077,925	$26,602,465	$26,207,244

The tax character of distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007 were ordinary income for the Federal, Government, Money Market, Prime Obligations, Treasury Instruments and Treasury Obligations Funds. For the Tax-Free Money Market Fund the tax character of distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007 was tax-exempt income, ordinary income and net long term capital gains of $222,359,295, $871,701 and $667,137; and $315,655,533, $471,094 and $471,094, respectively.

56

92

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of August 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Federal	Government	Money Market	Prime Obligations	Tax-Free Money Market	Treasury Instruments	Treasury Obligations
Undistributed ordinary income — net	$1,909,384	$10,999,799	$ 2,691,276	$ 9,609,785	$ 425,981	$2,094,502	$6,125,993
Undistributed Tax Exempt Income — net	—	—	—	—	438,624	—	—
Undistributed long-term capital gains	—	—	—	—	494,883	—	—
Total undistributed earnings	$1,909,384	$10,999,799	$ 2,691,276	$ 9,609,785	$1,359,488	$2,094,502	$6,125,993
Capital loss carryforward:[1]							
Expiring 2016	—	—	—	(6,447,107)	—	—	—
Timing differences (Dividend payable)	(585,359)	(4,359,290)	(1,085,910)	(2,274,473)	(438,624)	(120,238)	(814,120)
Total accumulated earnings — net	$1,324,025	$ 6,640,509	$ 1,605,366	$ 888,205	$ 920,864	$1,974,264	$5,311,873

[1] Expiration occurs on August 31 of the year indicated. The Money Market and the Prime Obligations Fund utilized $2,824,541 and $9,507,514, of capital losses in the current fiscal period, respectively.

The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

In order to present certain components of the Funds' capital accounts on a tax basis, certain reclassifications have been recorded to the Fund's accounts. These reclassifications have no impact on the NAV of the Funds. Reclassifications result primarily from dividend redesignations and differences related to the tax treatment of inflation protected securities.

Fund	Accumulated net realized gain (loss)	Accumulated undistributed (distributions in excess of) net investment income
Money Market	$1,210,448	$(1,210,448)
Tax-Free Money Market	(24)	24
Treasury Instruments	(47,251)	47,251
Treasury Obligations	(45,775)	45,775

GSAM has reviewed the tax positions for the Funds for the open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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Notes to Financial Statements (continued)

August 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Forward Commitment Transactions — The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

F. Repurchase Agreements — Certain Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.

Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC") and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds' credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. AGREEMENTS

The Fund Contractual Fee table on the following page summarizes relevant contractual fee arrangements.

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds' business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and payable monthly, equal to an annual percentage rate of each Fund's average daily net assets.

B. Distribution Agreement — Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.

C. Service Plans — The Trust, on behalf of each Fund, has adopted Service Plans to allow FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of the FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares.

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3. AGREEMENTS (continued)

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services are calculated daily and payable monthly, equal to an annual percentage rate of each Fund's average daily net assets.

E. Other Agreements — GSAM has voluntarily agreed to limit certain "Other Expenses" of the Funds (excluding management fees, transfer agent fees and expenses, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of each Fund's average daily net assets. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a further reduction in the Funds' expenses.

F. Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for each of the Funds are as follows:

	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares
Management Fee	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%
Service Fees	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01

N/A - Reflects fees that are not applicable to respective share classes.

59

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Notes to Financial Statements (continued)

August 31, 2009

3. AGREEMENTS (continued)

Fund Effective Net Expenses (After waivers and reimbursements)

During the period, GSAM has voluntarily agreed to waive a portion of its management fee attributable to certain Funds. Additionally, Goldman Sachs, as Distributor and Transfer Agent, has voluntarily agreed to waive all or a portion of its respective Class-Specific fees (consisting of Service Plans fees) attributable to the applicable share classes and transfer agency fees attributable to the Funds. The following tables outline; i) such fees, net of waivers, ii) Other Expenses, net of reimbursements and custodian fee credit reductions, in order to determine each Fund's net annualized expenses for the periods stated. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Ratio of net expenses to average net assets for the period January 1, 2009 to August 31, 2009[1]						Ratio of net expenses to average net assets for the fiscal year ended December 31, 2008					
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares
Federal												
Management Fee*	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Service Fees	N/A	0.03	0.10	0.15	0.23	0.32	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.21	0.24	0.31	0.36	0.44	0.53	0.21	0.24	0.31	0.36	0.46	0.71
Government												
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.39	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.19	0.22	0.29	0.34	0.43	0.58	0.19	0.22	0.29	0.34	0.44	0.69
Money Market												
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.41	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.04	0.04	0.04	0.04	0.04	0.04	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.21	0.24	0.31	0.36	0.45	0.62	0.19	0.22	0.29	0.34	0.44	0.69

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3. AGREEMENTS (continued)

	Ratio of net expenses to average net assets for the period January 1, 2009 to August 31, 2009[1]						Ratio of net expenses to average net assets for the fiscal year ended December 31, 2008					
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares
Prime Obligations												
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.40	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.06	0.06	0.06	0.06	0.06	0.06	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.23	0.26	0.33	0.38	0.47	0.63	0.19	0.22	0.29	0.34	0.44	0.69
Tax-Free Money Market												
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.40	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.04	0.04	0.04	0.04	0.04	0.04	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.21	0.24	0.31	0.36	0.45	0.61	0.18	0.21	0.28	0.33	0.43	0.68
Treasury Instruments												
Management Fee*	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Service Fees	N/A	0.03	0.07	0.10	0.14	0.15	N/A	0.03	0.10	0.15	0.25	0.48
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.20	0.23	0.27	0.30	0.34	0.35	0.21	0.24	0.31	0.36	0.46	0.69
Treasury Obligations												
Management Fee*	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Service Fees	N/A	0.03	0.09	0.13	0.17	0.21	N/A	0.03	0.10	0.15	0.25	0.46
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.20	0.23	0.29	0.33	0.37	0.41	0.21	0.24	0.31	0.36	0.46	0.67

* Prior to July 1, 2008, net management fees amounted to 0.175%.

** Prior to July 1, 2008, net management fees amounted to 0.155%.

[1] Annualized.

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Notes to Financial Statements (continued)

August 31, 2009

3. AGREEMENTS (continued)

For the period ended August 31, 2009, expense reductions including waivers, expense reimbursements and fee credits, were as follows (in thousands):

Fund	Management Fee Waivers	Custody Fee Reduction	Service Plans Fee Waivers	Other Expense Reimbursements	Total
Federal	$ 4,951	$ 12	$1,562	$23	$ 6,548
Government	19,654	—	776	24	20,454
Money Market	6,981	1	350	98	7,430
Prime Obligations	10,381	2	1,115	28	11,526
Tax-Free Money Market	3,164	1	132	26	3,323
Treasury Instruments	4,552	369	2,587	19	7,527
Treasury Obligations	3,878	1	3,742	18	7,639

For the fiscal year ended December 31, 2008, expense reductions, including waivers, expense reimbursements and fee credits, were as follows (in thousands):

Fund	Management Fee Waivers	Custody Fee Reductions	Service Plans Fee Waivers	Other Expense Reimbursements	Total
Federal	$ 5,862	$ 25	$ —	$ —	$ 5,887
Government	12,267	1	—	—	12,268
Money Market	11,112	1	—	—	11,113
Prime Obligations	23,670	37	—	—	23,707
Tax-Free Money Market	5,441	1,322	—	367	7,130
Treasury Instruments	6,041	39	115	—	6,195
Treasury Obligations	4,361	1	582	—	4,944

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3. AGREEMENTS (continued)

As of August 31, 2009, the amounts owed to affiliates of the Funds were as follows (in thousands):

Fund	Management Fees	Transfer Agent Fees	Total
Federal	$3,741	$208	$3,949
Government	8,541	534	9,075
Money Market	3,327	208	3,535
Prime Obligations	5,015	319	5,334
Tax-Free Money Market	1,363	85	1,448
Treasury Instruments	3,455	192	3,647
Treasury Obligations	3,437	191	3,628

G. Line of Credit Facility — The Funds participate in a $660,000,000 committed, unsecured revolving line of credit facility (the "facility") together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Funds and other borrowers may increase the credit amount by an additional $340,000,000, for a total up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the period ended August 31, 2009 and the fiscal year ended December 31, 2008, the Funds did not have any borrowings under the facility. Prior to May 12, 2009, the amount available through the facility was $700,000,000.

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

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Notes to Financial Statements (continued)

August 31, 2009

4. FAIR VALUE OF INVESTMENTS (continued)

The following is a summary of the Funds' investments categorized in the fair value hierarchy:

Federal	Level 1	Level 2[(a)]	Level 3
Assets			
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$8,531,897,511	$14,643,421,234	$—

Government	Level 1	Level 2[(a)]	Level 3
Assets			
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$4,101,690,255	$26,052,556,491	$—
Corporate Obligations (including repurchase agreements)	—	31,235,100,000	—
Total	$4,101,690,255	$57,287,656,491	$—

Money Market	Level 1	Level 2[(a)]	Level 3
Assets			
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$453,544,706	$ 7,392,668,791	$—
Corporate Obligations (including repurchase agreements)	—	16,122,455,416	—
Total	$453,544,706	$23,515,124,207	$—

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4. FAIR VALUE OF INVESTMENTS (continued)

Prime Obligations	Level 1	Level 2[a]	Level 3
Assets			
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$1,191,682,140	$12,503,273,744	$—
Corporate Obligations (including repurchase agreements)	—	23,809,826,198	—
Total	$1,191,682,140	$36,313,099,942	$—

Tax-Free Money Market	Level 1	Level 2[a]	Level 3
Assets			
Municipal Debt Obligations	$—	$10,305,179,512	$—

Treasury Instruments	Level 1	Level 2[a]	Level 3
Assets			
U.S. Treasury Obligations	$21,117,948,980	$—	$—

Treasury Obligations	Level 1	Level 2[a]	Level 3
Assets			
U.S. Treasury Obligations	$10,420,965,752	$ —	$—
Corporate Obligations (including repurchase agreements)	—	11,274,900,000	—
Total	$10,420,965,752	$11,274,900,000	$—

[a] The Funds utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.

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Notes to Financial Statements (continued)

August 31, 2009

5. OTHER RISKS

A. Interest Rate Risk — In a declining interest rate environment, low yields on the Funds' holdings may have an adverse impact on the Funds' ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, transfer agency and management fees) which can fluctuate daily.

B. Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

C. Portfolio Concentration Risk — The Tax-Free Money Market Fund has the ability to invest a large percentage of its assets in obligations of issuers within certain states, which makes it subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

6. INDEMNIFICATIONS

Under the Trust's organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

A. Temporary Guarantee Program — On October 3, 2008, the trustees of the Funds approved participation in the U.S. Treasury Department's (the "Treasury") Temporary Guarantee Program (the "Program") for the Funds and other Goldman Sachs registered money market funds. Each of these Funds paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the trustees approved participation in the extension of the program through April 30, 2009, on behalf of the Federal, Government, Money Market, Prime Obligations and Tax-Free Money Market Funds. Subsequently, on April 9, 2009, the trustees approved further participation in the Program through September 18, 2009 on behalf of the Money Market, Prime Obligations and Tax-Free Money Market Funds. With each extension of the Program, the participating Funds paid the Treasury an additional fee based on the number of shares outstanding as of September 19, 2008.

Pursuant to its terms, the Program terminated on September 18, 2009, and therefore the guarantee of a $1.00 NAV price per share provided by the Program is no longer in effect for any of the Funds or any other money market fund. Under the Program, if a participating Fund's market-based net asset value per share had dropped below $0.995 on any day while the

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7. OTHER MATTERS (continued)

Program was in effect, shareholders of record on that date who also held shares in the participating Fund on September 19, 2008 may have been eligible to receive a payment from the Treasury upon liquidation of that Fund. The fees are being amortized over the length of the participation in the Program. The expense is borne by the participating Funds without regard to any expense limitation in effect for those Funds. Such amounts are represented in the U.S. Treasury Temporary Guarantee Program fees on the Statements of Operations.

B. New Accounting Pronouncement — In May 2009, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("FAS 165"). This standard requires disclosure in the financial statements to reflect the effects of subsequent events that provide additional information on conditions about the financial statements as of the balance sheet date (recognized subsequent events) and disclosure of subsequent events that provide additional information about conditions after the balance sheet date if the financial statements would otherwise be misleading (unrecognized subsequent events). FAS 165 is effective for interim and annual financial statements issued for fiscal periods ending after June 15, 2009. For purposes of inclusion in the financial statements, GSAM has concluded that subsequent events after the balance sheet date have been evaluated through October 16, 2009, the date that the financial statements were issued.

C. Transaction with Affiliate — On September 22, 2008, The Goldman Sachs Group Inc. made a voluntary and irrevocable capital infusion of $100,000,000 to the Prime Obligations Fund. This action was taken to ensure the Fund maintained the highest credit rating possible during a period in which the credit markets endured extremely volatile market conditions.

D. Exemptive Orders — Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

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Notes to Financial Statements (continued)

August 31, 2009

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Federal Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
FST Shares			
Shares sold	60,949,178,413	95,446,773,943	38,311,759,493
Reinvestment of distributions	48,340,006	390,296,824	422,405,991
Shares redeemed	(72,113,419,286)	(79,726,945,092)	(32,225,508,253)
	(11,115,900,867)	16,110,125,675	6,508,657,231
FST Select Shares			
Shares sold	408,461,186	359,442,777	—
Reinvestment of distributions	113,297	47,302	62
Shares redeemed	(241,987,360)	(269,630,420)	—
	166,587,123	89,859,659	62
FST Preferred Shares			
Shares sold	1,828,812,056	2,735,581,299	526,074,125
Reinvestment of distributions	548,287	6,945,566	7,486,381
Shares redeemed	(1,808,839,758)	(2,566,415,890)	(350,840,621)
	20,520,585	176,110,975	182,719,885
FST Capital Shares			
Shares sold	358,946,681	254,718,165	11,638,757
Reinvestment of distributions	44,454	375,281	273,458
Shares redeemed	(237,658,210)	(226,655,921)	(7,584,151)
	121,332,925	28,437,525	4,328,064
FST Administration Shares			
Shares sold	2,702,076,673	7,897,386,576	3,102,910,716
Reinvestment of distributions	481,271	9,597,516	17,357,437
Shares redeemed	(3,275,384,328)	(7,022,983,161)	(3,288,741,678)
	(572,826,384)	884,000,931	(168,473,525)
FST Service Shares			
Shares sold	5,331,458,209	9,892,830,324	7,260,644,578
Reinvestment of distributions	120,927	11,326,779	17,239,300
Shares redeemed	(5,776,190,572)	(9,518,423,956)	(7,110,507,995)
	(444,611,436)	385,733,147	167,375,883
NET INCREASE (DECREASE) IN SHARES	(11,824,898,054)	17,674,267,912	6,694,607,600

* The Funds changed their fiscal year end from December 31 to August 31.

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Government Fund			Money Market Fund		
For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
224,021,991,701	182,355,935,294	42,691,754,110	99,436,717,861	151,001,014,449	110,136,476,999
90,898,407	250,189,316	133,173,404	57,011,837	337,197,673	521,420,824
(221,045,603,419)	(143,726,486,878)	(35,998,585,770)	(95,956,541,304)	(154,998,013,750)	(102,569,525,823)
3,067,286,689	38,879,637,732	6,826,341,744	3,537,188,394	(3,659,801,628)	8,088,372,000
3,363,787,237	5,895,762,249	1,011,668,311	71,979,946	349,544,061	1,005,473,685
4,228,623	20,730,074	9,717,853	146,430	2,484,208	6,165,076
(2,371,884,896)	(5,132,821,699)	(665,623,037)	(83,436,664)	(380,774,930)	(956,873,320)
996,130,964	783,670,624	355,763,127	(11,310,288)	(28,746,661)	54,765,441
2,710,161,982	4,405,165,458	2,692,898,154	423,598,980	1,188,890,576	651,489,952
952,474	7,679,689	12,401,743	286,650	3,555,441	5,134,883
(2,860,036,835)	(4,057,557,776)	(2,422,917,216)	(424,060,161)	(1,266,239,330)	(592,627,543)
(148,922,379)	355,287,371	282,382,681	(174,531)	(73,793,313)	63,997,292
7,759,681,275	11,701,527,932	7,967,460,651	373,583,446	263,275,228	199,196,750
1,832,756	6,731,377	15,924,172	158,942	1,010,441	882,308
(7,994,944,062)	(10,807,155,964)	(7,781,952,779)	(347,850,691)	(268,195,734)	(159,063,525)
(233,430,031)	901,103,345	201,432,044	25,891,697	(3,910,065)	41,015,533
7,974,257,545	12,397,209,009	8,354,041,709	3,241,857,122	5,354,580,747	5,240,871,994
697,386	8,924,028	13,380,647	1,452,169	14,568,311	22,209,410
(8,752,931,106)	(10,297,995,836)	(7,631,542,888)	(2,513,002,932)	(5,859,482,127)	(4,704,486,380)
(777,976,175)	2,108,137,201	735,879,468	730,306,359	(490,333,069)	558,595,024
1,965,129,286	3,360,262,990	3,059,798,913	1,940,485,449	2,056,079,035	1,558,158,046
220,867	4,229,240	7,295,096	376,641	8,608,959	16,357,259
(2,136,252,562)	(3,095,216,571)	(3,034,502,602)	(2,028,120,984)	(2,153,176,787)	(1,412,775,297)
(170,902,409)	269,275,659	32,591,407	(87,258,894)	(88,488,793)	161,740,008
2,732,186,659	43,297,111,932	8,434,390,471	4,194,642,737	(4,345,073,529)	8,968,485,298

69

105

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Prime Obligations Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
FST Shares			
Shares sold	125,864,446,108	290,149,281,542	230,076,934,069
Reinvestment of distributions	33,448,137	362,970,659	487,002,828
Shares redeemed	(120,367,566,920)	(301,510,689,365)	(212,478,271,348)
	5,530,327,325	(10,998,437,164)	18,085,665,549
FST Select Shares			
Shares sold	324,404,380	2,221,385,557	3,037,658,794
Reinvestment of distributions	229,737	7,447,772	18,187,032
Shares redeemed	(321,222,660)	(2,400,147,966)	(3,079,375,424)
	3,411,457	(171,314,637)	(23,529,598)
FST Preferred Shares			
Shares sold	9,327,080,055	18,398,316,025	13,431,487,063
Reinvestment of distributions	2,069,574	28,342,874	45,184,913
Shares redeemed	(9,488,719,280)	(18,195,577,799)	(14,094,256,022)
	(159,569,651)	231,081,100	(617,584,046)
FST Capital Shares			
Shares sold	3,901,021,645	10,756,157,422	8,030,059,529
Reinvestment of distributions	606,233	6,791,256	17,398,360
Shares redeemed	(4,110,975,961)	(10,772,852,804)	(7,848,462,824)
	(209,348,083)	(9,904,126)	198,995,065
FST Administration Shares			
Shares sold	9,009,126,388	20,007,946,428	30,217,784,703
Reinvestment of distributions	1,269,911	17,263,204	41,049,887
Shares redeemed	(9,085,264,475)	(21,829,342,267)	(29,003,735,484)
	(74,868,176)	(1,804,132,635)	1,255,099,106
FST Service Shares			
Shares sold	4,752,270,335	11,760,035,890	14,332,061,792
Reinvestment of distributions	411,466	18,398,641	33,502,009
Shares redeemed	(5,278,136,573)	(12,476,719,409)	(13,948,394,851)
	(525,454,772)	(698,284,878)	417,168,950
NET INCREASE (DECREASE) IN SHARES	4,564,498,100	(13,450,992,340)	19,315,815,026

* The Funds changed their fiscal year end from December 31 to August 31.

70

106

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Free Money Market Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
FST Shares			
Shares sold	17,508,072,733	47,956,643,891	54,750,598,715
Reinvestment of distributions	18,670,076	147,513,567	193,059,422
Shares redeemed	(17,768,813,213)	(47,515,484,612)	(52,118,365,138)
	(242,070,404)	588,672,846	2,825,292,999
FST Select Shares			
Shares sold	136,269,921	194,930,312	238,061,100
Reinvestment of distributions	137,189	890,047	1,197,575
Shares redeemed	(91,453,314)	(226,502,211)	(269,114,411)
	44,953,796	(30,681,852)	(29,855,736)
FST Preferred Shares			
Shares sold	56,931,087	823,180,411	820,169,945
Reinvestment of distributions	42,219	884,714	1,577,802
Shares redeemed	(93,966,195)	(962,375,042)	(927,845,201)
	(36,992,889)	(138,309,917)	(106,097,454)
FST Capital Shares			
Shares sold	127,256,334	1,247,652,479	784,200,042
Reinvestment of distributions	10,569	320,908	1,272,285
Shares redeemed	(258,588,498)	(1,271,632,304)	(890,967,626)
	(131,321,595)	(23,658,917)	(105,495,299)
FST Administration Shares			
Shares sold	1,070,926,199	2,143,085,486	2,383,334,314
Reinvestment of distributions	80,909	1,933,386	2,799,028
Shares redeemed	(1,125,262,086)	(2,540,229,124)	(1,951,596,165)
	(54,254,978)	(395,210,252)	434,537,177
FST Service Shares			
Shares sold	408,475,017	1,116,845,752	1,156,415,334
Reinvestment of distributions	5,877	1,021,154	1,927,842
Shares redeemed	(617,340,292)	(1,169,788,737)	(998,583,071)
	(208,859,398)	(51,921,831)	159,760,105
NET INCREASE (DECREASE) IN SHARES	(628,545,468)	(51,109,923)	3,178,141,792

* The Funds changed their fiscal year end from December 31 to August 31.

71

107

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Instruments Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
FST Shares			
Shares sold	30,100,521,981	107,607,236,523	36,477,370,131
Reinvestment of distributions	19,342,879	179,971,525	74,035,868
Shares redeemed	(44,308,135,666)	(84,488,433,638)	(29,177,747,663)
	(14,188,270,806)	23,298,774,410	7,373,658,336
FST Select Shares			
Shares sold	695,313,159	497,125,598	91,005,402
Reinvestment of distributions	124,642	766,531	1,477,265
Shares redeemed	(657,254,013)	(392,047,388)	(96,536,637)
	38,183,788	105,844,741	(4,053,970)
FST Preferred Shares			
Shares sold	1,130,635,662	3,387,898,318	268,398,073
Reinvestment of distributions	153,059	3,613,043	268,804
Shares redeemed	(1,166,139,606)	(3,254,368,207)	(210,823,526)
	(35,350,885)	137,143,154	57,843,351
FST Capital Shares			
Shares sold	173,063,976	1,034,685,307	195,371,491
Reinvestment of distributions	29,842	941,011	524,970
Shares redeemed	(280,973,442)	(882,872,709)	(192,904,660)
	(107,879,624)	152,753,609	2,991,801
FST Administration Shares			
Shares sold	1,240,366,557	20,202,207,926	6,048,579,064
Reinvestment of distributions	181,382	15,549,178	8,432,133
Shares redeemed	(2,846,913,876)	(18,687,527,434)	(5,374,370,717)
	(1,606,365,937)	1,530,229,670	682,640,480
FST Service Shares			
Shares sold	405,713,353	4,210,042,437	2,229,194,014
Reinvestment of distributions	25,781	5,426,199	5,853,419
Shares redeemed	(783,058,851)	(4,261,766,783)	(1,795,206,913)
	(377,319,717)	(46,298,147)	439,840,520
NET INCREASE (DECREASE) IN SHARES	(16,277,003,181)	25,178,447,437	8,552,920,518

* The Funds changed their fiscal year end from December 31 to August 31.

72

108

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Obligations Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
FST Shares			
Shares sold	67,460,822,354	86,026,192,902	40,069,208,287
Reinvestment of distributions	9,811,836	126,955,170	152,620,255
Shares redeemed	(62,540,627,887)	(85,796,774,424)	(30,426,054,050)
	4,930,006,303	356,373,648	9,795,774,492
FST Select Shares			
Shares sold	885,487,711	392,524,307	277,400,000
Reinvestment of distributions	155,656	80,822	32,876
Shares redeemed	(248,701,784)	(359,709,857)	(277,411,269)
	636,941,583	32,895,272	21,607
FST Preferred Shares			
Shares sold	1,065,224,770	602,927,104	1,124,767,546
Reinvestment of distributions	174,644	1,783,834	1,391,566
Shares redeemed	(1,007,316,611)	(1,004,702,743)	(1,255,508,168)
	58,082,803	(399,991,805)	(129,349,056)
FST Capital Shares			
Shares sold	622,165,585	623,050,585	479,544,205
Reinvestment of distributions	56,702	2,085,373	4,345,697
Shares redeemed	(652,325,096)	(583,383,040)	(256,151,622)
	(30,102,809)	41,752,918	227,738,280
FST Administration Shares			
Shares sold	22,157,569,902	15,636,676,978	13,815,964,993
Reinvestment of distributions	76,169	4,153,721	11,568,247
Shares redeemed	(21,956,717,502)	(16,432,817,709)	(13,393,638,880)
	200,928,569	(791,987,010)	433,894,360
FST Service Shares			
Shares sold	3,337,910,933	6,847,973,129	8,330,040,340
Reinvestment of distributions	64,096	12,853,684	55,800,094
Shares redeemed	(3,636,942,121)	(7,340,252,314)	(8,370,348,794)
	(298,967,092)	(479,425,501)	15,491,640
NET INCREASE (DECREASE) IN SHARES	5,496,889,357	(1,240,382,478)	10,343,571,323

* The Funds changed their fiscal year end from December 31 to August 31.

73

109

FINANCIAL SQUARE FEDERAL FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year—Share Class	Net asset value, beginning of period	Net investment income	Distributions from net investment income
FOR THE PERIOD JANUARY 1 TO AUGUST 31*,			
2009-FST Shares	$1.00	$0.0022[(d)]	$(0.0022)[(d)]
2009-FST Select Shares	1.00	0.0020[(d)]	(0.0020)[(d)]
2009-FST Preferred Shares	1.00	0.0015[(d)]	(0.0015)[(d)]
2009-FST Capital Shares	1.00	0.0012[(d)]	(0.0012)[(d)]
2009-FST Administration Shares	1.00	0.0008[(d)]	(0.0008)[(d)]
2009-FST Service Shares	1.00	0.0002[(d)]	(0.0002)[(d)]
FOR THE FISCAL YEARS ENDED DECEMBER 31,			
2008-FST Shares	1.00	0.025[(d)]	(0.025)[(d)]
2008-FST Select Shares	1.00	0.024[(d)]	(0.024)[(d)]
2008-FST Preferred Shares	1.00	0.024[(d)]	(0.024)[(d)]
2008-FST Capital Shares	1.00	0.023[(d)]	(0.023)[(d)]
2008-FST Administration Shares	1.00	0.022[(d)]	(0.022)[(d)]
2008-FST Service Shares	1.00	0.020[(d)]	(0.020)[(d)]
2007-FST Shares	1.00	0.050	(0.050)
2007-FST Select Shares	1.00	0.049	(0.049)
2007-FST Preferred Shares	1.00	0.049	(0.049)
2007-FST Capital Shares	1.00	0.048	(0.048)
2007-FST Administration Shares	1.00	0.047	(0.047)
2007-FST Service Shares	1.00	0.045	(0.045)
2006-FST Shares	1.00	0.048	(0.048)
2006-FST Select Shares	1.00	0.047	(0.047)
2006-FST Preferred Shares	1.00	0.047	(0.047)
2006-FST Capital Shares	1.00	0.046	(0.046)
2006-FST Administration Shares	1.00	0.045	(0.045)
2006-FST Service Shares	1.00	0.043	(0.043)
2005-FST Shares	1.00	0.030	(0.030)
2005-FST Select Shares	1.00	0.030	(0.030)
2005-FST Preferred Shares	1.00	0.029	(0.029)
2005-FST Capital Shares	1.00	0.029	(0.029)
2005-FST Administration Shares	1.00	0.028	(0.028)
2005-FST Service Shares	1.00	0.025	(0.025)
2004-FST Shares	1.00	0.012	(0.012)
2004-FST Select Shares	1.00	0.011	(0.011)
2004-FST Preferred Shares	1.00	0.011	(0.011)
2004-FST Capital Shares	1.00	0.010	(0.010)
2004-FST Administration Shares	1.00	0.009	(0.009)
2004-FST Service Shares	1.00	0.007	(0.007)

* The Fund changed its fiscal year end from December 31 to August 31.

(a) Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Amount is less than 0.0005%.

(d) Net investment income and distributions from net investment income contain 0.0002, $(0.0002) and 0.0003 and $(0.0003), of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

74

The accompanying notes are an integral part of these financial statements.

110

FINANCIAL SQUARE FEDERAL FUND

					Ratios assuming no expense reductions	
Net asset value, end of period	Total return[a]	Net assets, end of period (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets
[redacted]						
$1.00	0.22%	$20,069,801	0.21%[b]	0.32%[b]	0.24%[b]	0.29%[b]
1.00	0.20	256,463	0.24[b]	0.24[b]	0.27[b]	0.21[b]
1.00	0.15	511,911	0.31[b]	0.19[b]	0.34[b]	0.16[b]
1.00	0.12	157,721	0.36[b]	0.09[b]	0.39[b]	0.06[b]
1.00	0.07	897,620	0.44[b]	0.10[b]	0.49[b]	0.05[b]
1.00	0.02	887,368	0.53[b]	—[b][c]	0.74[b]	(0.21)[b]
[redacted]						
1.00	2.48	31,185,150	0.21	2.34	0.24	2.31
1.00	2.45	89,863	0.24	2.29	0.27	2.26
1.00	2.38	491,371	0.31	2.32	0.34	2.29
1.00	2.33	36,379	0.36	1.99	0.39	1.96
1.00	2.22	1,470,423	0.46	2.01	0.49	1.98
1.00	1.97	1,331,954	0.71	1.88	0.74	1.85
1.00	5.07	15,074,711	0.20	4.92	0.23	4.89
1.00	5.04	1	0.23	4.91	0.26	4.88
1.00	4.97	315,256	0.30	4.80	0.33	4.77
1.00	4.91	7,941	0.35	4.77	0.38	4.74
1.00	4.81	586,405	0.45	4.71	0.48	4.68
1.00	4.55	946,214	0.70	4.42	0.73	4.39
1.00	4.87	8,565,756	0.20	4.77	0.23	4.74
1.00	4.84	1	0.23	4.60	0.26	4.57
1.00	4.77	132,530	0.30	4.66	0.33	4.63
1.00	4.72	3,613	0.35	4.62	0.38	4.59
1.00	4.61	754,867	0.45	4.54	0.48	4.51
1.00	4.35	778,820	0.70	4.27	0.73	4.24
1.00	3.03	7,555,583	0.20	3.02	0.22	3.00
1.00	3.00	3	0.21	2.99	0.23	2.97
1.00	2.93	142,604	0.30	3.15	0.32	3.13
1.00	2.88	3,772	0.35	2.84	0.37	2.82
1.00	2.78	696,899	0.45	2.78	0.47	2.76
1.00	2.52	608,554	0.70	2.56	0.72	2.54
1.00	1.18	7,336,617	0.20	1.17	0.22	1.15
1.00	1.15	3	0.23	0.98	0.25	0.96
1.00	1.08	41,311	0.30	1.03	0.32	1.01
1.00	1.03	3,823	0.35	1.01	0.37	0.99
1.00	0.93	679,050	0.45	1.00	0.47	0.98
1.00	0.67	484,309	0.70	0.68	0.72	0.66

The accompanying notes are an integral part of these financial statements.

75

111

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year—Share Class	Net asset value, beginning of period	Net investment income	Distributions from net investment income
FOR THE PERIOD JANUARY 1 TO AUGUST 31*,			
2009-FST Shares	$1.00	$0.0029[b]	$($0.0029)[b]
2009-FST Select Shares	1.00	0.0027[b]	(0.0027)[b]
2009-FST Preferred Shares	1.00	0.0022[b]	(0.0022)[b]
2009-FST Capital Shares	1.00	0.0019[b]	(0.0019)[b]
2009-FST Administration Shares	1.00	0.0013[b]	(0.0013)[b]
2009-FST Service Shares	1.00	0.0005[b]	(0.0005)[b]
FOR THE FISCAL YEARS ENDED DECEMBER 31,			
2008-FST Shares	1.00	0.025[b]	(0.025)[b]
2008-FST Select Shares	1.00	0.025[b]	(0.025)[b]
2008-FST Preferred Shares	1.00	0.024[b]	(0.024)[b]
2008-FST Capital Shares	1.00	0.023[b]	(0.023)[b]
2008-FST Administration Shares	1.00	0.022[b]	(0.022)[b]
2008-FST Service Shares	1.00	0.020[b]	(0.020)[b]
2007-FST Shares	1.00	0.050	(0.050)
2007-FST Select Shares	1.00	0.050	(0.050)
2007-FST Preferred Shares	1.00	0.049	(0.049)
2007-FST Capital Shares	1.00	0.049	(0.049)
2007-FST Administration Shares	1.00	0.047	(0.047)
2007-FST Service Shares	1.00	0.045	(0.045)
2006-FST Shares	1.00	0.049	(0.049)
2006-FST Select Shares	1.00	0.048	(0.048)
2006-FST Preferred Shares	1.00	0.047	(0.047)
2006-FST Capital Shares	1.00	0.047	(0.047)
2006-FST Administration Shares	1.00	0.046	(0.046)
2006-FST Service Shares	1.00	0.043	(0.043)
2005-FST Shares	1.00	0.031	(0.031)
2005-FST Select Shares	1.00	0.030	(0.030)
2005-FST Preferred Shares	1.00	0.030	(0.030)
2005-FST Capital Shares	1.00	0.029	(0.029)
2005-FST Administration Shares	1.00	0.028	(0.028)
2005-FST Service Shares	1.00	0.026	(0.026)
2004-FST Shares	1.00	0.012	(0.012)
2004-FST Select Shares	1.00	0.012	(0.012)
2004-FST Preferred Shares	1.00	0.011	(0.011)
2004-FST Capital Shares	1.00	0.011	(0.011)
2004-FST Administration Shares	1.00	0.010	(0.010)
2004-FST Service Shares	1.00	0.007	(0.007)

* The Fund changed its fiscal year end from December 31 to August 31.

(a) Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(b) Net investment income and distributions from net investment income contain $0.0005, $(0.0005), $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

(c) Annualized.

76

The accompanying notes are an integral part of these financial statements.

112

FINANCIAL SQUARE GOVERNMENT FUND

					Ratios assuming no expense reductions	
Net asset value, end of period	Total return[a]	Net assets, end of period (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets
[redacted]						
$1.00	0.29%	$51,896,720	0.19%[c]	0.35%[c]	0.24%[c]	0.30%[c]
1.00	0.27	2,218,312	0.22[c]	0.30[c]	0.27[c]	0.25[c]
1.00	0.22	873,242	0.29[c]	0.26[c]	0.34[c]	0.21[c]
1.00	0.19	1,022,472	0.34[c]	0.23[c]	0.39[c]	0.18[c]
1.00	0.13	3,217,353	0.43[c]	0.13[c]	0.49[c]	0.07[c]
1.00	0.05	505,564	0.58[c]	(0.01)[c]	0.74[c]	(0.17)[c]
[redacted]						
1.00	2.51	48,835,964	0.19	2.17	0.24	2.12
1.00	2.48	1,222,242	0.22	2.24	0.27	2.19
1.00	2.41	1,022,324	0.29	2.28	0.34	2.23
1.00	2.36	1,256,106	0.34	2.15	0.39	2.10
1.00	2.25	3,995,979	0.44	2.06	0.49	2.01
1.00	2.00	676,581	0.69	1.85	0.74	1.80
1.00	5.13	9,944,020	0.18	4.88	0.24	4.82
1.00	5.10	438,264	0.21	4.79	0.27	4.73
1.00	5.03	666,779	0.28	4.87	0.34	4.81
1.00	4.97	354,687	0.33	4.69	0.39	4.63
1.00	4.87	1,886,834	0.43	4.72	0.49	4.66
1.00	4.61	407,134	0.68	4.52	0.74	4.46
1.00	4.95	3,117,679	0.18	4.89	0.24	4.83
1.00	4.92	82,500	0.21	4.83	0.27	4.77
1.00	4.85	384,397	0.28	4.74	0.34	4.68
1.00	4.80	153,254	0.33	4.71	0.39	4.65
1.00	4.69	1,150,955	0.43	4.60	0.49	4.54
1.00	4.43	374,543	0.68	4.38	0.74	4.32
1.00	3.10	2,715,310	0.18	3.07	0.23	3.02
1.00	3.07	75,772	0.21	2.87	0.26	2.82
1.00	3.00	406,025	0.28	2.91	0.33	2.86
1.00	2.95	113,461	0.33	2.99	0.38	2.94
1.00	2.85	1,163,046	0.43	2.86	0.48	2.81
1.00	2.59	293,121	0.68	2.58	0.73	2.53
1.00	1.23	2,386,970	0.18	1.27	0.22	1.23
1.00	1.20	142,390	0.21	1.21	0.25	1.17
1.00	1.13	630,711	0.28	1.15	0.32	1.11
1.00	1.08	95,441	0.33	1.10	0.37	1.06
1.00	0.98	1,072,788	0.43	0.99	0.47	0.95
1.00	0.73	290,341	0.68	0.72	0.72	0.68

The accompanying notes are an integral part of these financial statements.

77

113

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year—Share Class	Net asset value, beginning of period	Net investment income	Distributions from net investment income
FOR THE PERIOD JANUARY 1 TO AUGUST 31*,			
2009-FST Shares	$1.00	$0.0038[c]	$(0.0038)[c]
2009-FST Select Shares	1.00	0.0036[c]	(0.0036)[c]
2009-FST Preferred Shares	1.00	0.0032[c]	(0.0032)[c]
2009-FST Capital Shares	1.00	0.0028[c]	(0.0028)[c]
2009-FST Administration Shares	1.00	0.0022[c]	(0.0022)[c]
2009-FST Service Shares	1.00	0.0011[c]	(0.0011)[c]
FOR THE FISCAL YEARS ENDED DECEMBER 31,			
2008-FST Shares	1.00	0.027	(0.027)
2008-FST Select Shares	1.00	0.026	(0.026)
2008-FST Preferred Shares	1.00	0.026	(0.026)
2008-FST Capital Shares	1.00	0.025	(0.025)
2008-FST Administration Shares	1.00	0.024	(0.024)
2008-FST Service Shares	1.00	0.022	(0.022)
2007-FST Shares	1.00	0.051	(0.051)
2007-FST Select Shares	1.00	0.051	(0.051)
2007-FST Preferred Shares	1.00	0.050	(0.050)
2007-FST Capital Shares	1.00	0.050	(0.050)
2007-FST Administration Shares	1.00	0.049	(0.049)
2007-FST Service Shares	1.00	0.046	(0.046)
2006-FST Shares	1.00	0.049	(0.049)
2006-FST Select Shares	1.00	0.049	(0.049)
2006-FST Preferred Shares	1.00	0.048	(0.048)
2006-FST Capital Shares	1.00	0.047	(0.047)
2006-FST Administration Shares	1.00	0.046	(0.046)
2006-FST Service Shares	1.00	0.044	(0.044)
2005-FST Shares	1.00	0.031	(0.031)
2005-FST Select Shares	1.00	0.031	(0.031)
2005-FST Preferred Shares	1.00	0.030	(0.030)
2005-FST Capital Shares	1.00	0.029	(0.029)
2005-FST Administration Shares	1.00	0.029	(0.029)
2005-FST Service Shares	1.00	0.026	(0.026)
2004-FST Shares	1.00	0.013	(0.013)
2004-FST Select Shares	1.00	0.012	(0.012)
2004-FST Preferred Shares	1.00	0.012	(0.012)
2004-FST Capital Shares	1.00	0.011	(0.011)
2004-FST Administration Shares	1.00	0.010	(0.010)
2004-FST Service Shares	1.00	0.008	(0.008)

* The Fund changed its fiscal year end from December 31 to August 31.

(a) Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Net investment income and distributions from net investment income contain 0.0001 and (0.0001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009.

78

The accompanying notes are an integral part of these financial statements.

114

FINANCIAL SQUARE MONEY MARKET FUND

Net asset value, end of period	Total return[a]	Net assets, end of period (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratios assuming no expense reductions: Ratio of total expenses to average net assets	Ratios assuming no expense reductions: Ratio of net investment income to average net assets
$1.00	0.38%	$21,878,982	0.21%[b]	0.55%[b]	0.26%[b]	0.50%[b]
1.00	0.36	42,778	0.24[b]	0.60[b]	0.29[b]	0.55[b]
1.00	0.32	87,673	0.31[b]	0.46[b]	0.36[b]	0.41[b]
1.00	0.28	76,008	0.36[b]	0.38[b]	0.41[b]	0.33[b]
1.00	0.22	1,415,175	0.45[b]	0.23[b]	0.51[b]	0.17[b]
1.00	0.11	472,480	0.62[b]	0.15[b]	0.76[b]	0.01[b]
1.00	2.70	18,340,321	0.19	2.74	0.24	2.69
1.00	2.67	54,085	0.22	2.80	0.27	2.75
1.00	2.60	87,841	0.29	2.75	0.34	2.70
1.00	2.54	50,112	0.34	2.59	0.39	2.54
1.00	2.44	684,773	0.44	2.51	0.49	2.46
1.00	2.19	559,707	0.69	2.24	0.74	2.19
1.00	5.26	22,000,123	0.18	5.12	0.23	5.07
1.00	5.23	82,832	0.21	5.14	0.26	5.09
1.00	5.15	161,635	0.28	5.02	0.33	4.97
1.00	5.10	54,022	0.33	4.92	0.38	4.87
1.00	5.00	1,175,106	0.43	4.87	0.48	4.82
1.00	4.74	648,195	0.68	4.63	0.73	4.58
1.00	4.99	13,911,751	0.18	4.92	0.23	4.87
1.00	4.96	28,066	0.21	4.87	0.26	4.82
1.00	4.89	97,638	0.28	4.80	0.33	4.75
1.00	4.84	13,006	0.33	4.69	0.38	4.64
1.00	4.73	616,511	0.43	4.65	0.48	4.60
1.00	4.47	486,455	0.68	4.42	0.73	4.37
1.00	3.14	10,191,671	0.18	3.07	0.22	3.03
1.00	3.11	42,112	0.21	3.03	0.25	2.99
1.00	3.04	96,448	0.28	2.93	0.32	2.89
1.00	2.99	35,586	0.33	3.12	0.37	3.08
1.00	2.88	609,847	0.43	2.85	0.47	2.81
1.00	2.63	341,523	0.68	2.62	0.72	2.58
1.00	1.26	9,209,408	0.18	1.25	0.22	1.21
1.00	1.23	24,850	0.21	1.22	0.25	1.18
1.00	1.16	70,246	0.28	1.14	0.32	1.10
1.00	1.11	12,975	0.33	0.98	0.37	0.94
1.00	1.01	626,210	0.43	1.05	0.47	1.01
1.00	0.76	285,976	0.68	0.75	0.72	0.71

The accompanying notes are an integral part of these financial statements.

79

115

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year—Share Class	Net asset value, beginning of period	Net investment income	Distributions from net investment income
FOR THE PERIOD JANUARY 1 TO AUGUST 31*,			
2009-FST Shares	$1.00	$0.0032	$(0.0032)
2009-FST Select Shares	1.00	0.0030	(0.0030)
2009-FST Preferred Shares	1.00	0.0025	(0.0025)
2009-FST Capital Shares	1.00	0.0022	(0.0022)
2009-FST Administration Shares	1.00	0.0016	(0.0016)
2009-FST Service Shares	1.00	0.0006	(0.0006)
FOR THE FISCAL YEARS ENDED DECEMBER 31,			
2008-FST Shares	1.00	0.026[(c)]	(0.026)
2008-FST Select Shares	1.00	0.026[(c)]	(0.026)
2008-FST Preferred Shares	1.00	0.025[(c)]	(0.025)
2008-FST Capital Shares	1.00	0.025[(c)]	(0.025)
2008-FST Administration Shares	1.00	0.024[(c)]	(0.024)
2008-FST Service Shares	1.00	0.021[(c)]	(0.021)
2007-FST Shares	1.00	0.052	(0.052)
2007-FST Select Shares	1.00	0.051	(0.051)
2007-FST Preferred Shares	1.00	0.051	(0.051)
2007-FST Capital Shares	1.00	0.050	(0.050)
2007-FST Administration Shares	1.00	0.049	(0.049)
2007-FST Service Shares	1.00	0.047	(0.047)
2006-FST Shares	1.00	0.049	(0.049)
2006-FST Select Shares	1.00	0.049	(0.049)
2006-FST Preferred Shares	1.00	0.048	(0.048)
2006-FST Capital Shares	1.00	0.047	(0.047)
2006-FST Administration Shares	1.00	0.046	(0.046)
2006-FST Service Shares	1.00	0.044	(0.044)
2005-FST Shares	1.00	0.031	(0.031)
2005-FST Select Shares	1.00	0.031	(0.031)
2005-FST Preferred Shares	1.00	0.030	(0.030)
2005-FST Capital Shares	1.00	0.029	(0.029)
2005-FST Administration Shares	1.00	0.028	(0.028)
2005-FST Service Shares	1.00	0.026	(0.026)
2004-FST Shares	1.00	0.012	(0.012)
2004-FST Select Shares	1.00	0.012	(0.012)
2004-FST Preferred Shares	1.00	0.011	(0.011)
2004-FST Capital Shares	1.00	0.011	(0.011)
2004-FST Administration Shares	1.00	0.010	(0.010)
2004-FST Service Shares	1.00	0.007	(0.007)

* The Fund changed its fiscal year end from December 31 to August 31.

(a) Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.

80

The accompanying notes are an integral part of these financial statements.

116

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

					Ratios assuming no expense reductions	
Net asset value, end of period	Total return[a]	Net assets, end of period (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets
$1.00	0.32%	$30,756,777	0.23%[b]	0.47%[b]	0.28%[b]	0.42%[b]
1.00	0.30	99,249	0.26[b]	0.48[b]	0.31[b]	0.43[b]
1.00	0.25	1,226,201	0.33[b]	0.40[b]	0.38[b]	0.35[b]
1.00	0.22	568,066	0.38[b]	0.37[b]	0.43[b]	0.32[b]
1.00	0.16	3,986,524	0.47[b]	0.24[b]	0.53[b]	0.18[b]
1.00	0.06	873,287	0.63[b]	0.12[b]	0.78[b]	(0.03)[b]
1.00	2.64[d]	25,218,329	0.19	2.72	0.24	2.67
1.00	2.61[d]	95,807	0.22	2.77	0.27	2.72
1.00	2.54[d]	1,385,336	0.29	2.55	0.34	2.50
1.00	2.49[d]	777,173	0.34	2.48	0.39	2.43
1.00	2.39[d]	4,060,108	0.44	2.45	0.49	2.40
1.00	2.13[d]	1,398,311	0.69	2.19	0.74	2.14
1.00	5.28	36,224,153	0.18	5.13	0.23	5.08
1.00	5.24	267,150	0.21	5.13	0.26	5.08
1.00	5.17	1,154,660	0.28	5.05	0.33	5.00
1.00	5.12	787,305	0.33	5.00	0.38	4.95
1.00	5.01	5,865,430	0.43	4.90	0.48	4.85
1.00	4.75	2,097,006	0.68	4.65	0.73	4.60
1.00	4.99	18,138,487	0.18	4.88	0.23	4.83
1.00	4.96	290,680	0.21	4.94	0.26	4.89
1.00	4.89	1,772,244	0.28	4.79	0.33	4.74
1.00	4.83	588,310	0.33	4.78	0.38	4.73
1.00	4.73	4,610,331	0.43	4.64	0.48	4.59
1.00	4.47	1,679,837	0.68	4.41	0.73	4.36
1.00	3.14	18,844,076	0.18	3.10	0.22	3.06
1.00	3.11	98,894	0.21	3.08	0.25	3.04
1.00	3.04	1,756,837	0.28	2.99	0.32	2.95
1.00	2.98	478,857	0.33	3.03	0.37	2.99
1.00	2.88	3,421,363	0.43	2.88	0.47	2.84
1.00	2.62	1,375,066	0.68	2.64	0.72	2.60
1.00	1.25	15,981,734	0.18	1.22	0.22	1.18
1.00	1.22	80,638	0.21	1.18	0.25	1.14
1.00	1.15	1,412,563	0.28	1.13	0.32	1.09
1.00	1.10	241,806	0.33	1.07	0.37	1.03
1.00	1.00	2,765,553	0.43	0.99	0.47	0.95
1.00	0.75	1,111,799	0.68	0.75	0.72	0.71

The accompanying notes are an integral part of these financial statements.

81

117

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year—Share Class	Net asset value, beginning of period	Net investment income	Distributions from net investment income
FOR THE PERIOD JANUARY 1 TO AUGUST 31*,			
2009-FST Shares	$1.00	$0.0025	$(0.0025)
2009-FST Select Shares	1.00	0.0023	(0.0023)
2009-FST Preferred Shares	1.00	0.0018	(0.0018)
2009-FST Capital Shares	1.00	0.0015	(0.0015)
2009-FST Administration Shares	1.00	0.0009	(0.0009)
2009-FST Service Shares	1.00	0.0001	(0.0001)
FOR THE FISCAL YEARS ENDED DECEMBER 31,			
2008-FST Shares	1.00	0.020	(0.020)[c]
2008-FST Select Shares	1.00	0.020	(0.020)[c]
2008-FST Preferred Shares	1.00	0.019	(0.019)[c]
2008-FST Capital Shares	1.00	0.018	(0.018)[c]
2008-FST Administration Shares	1.00	0.017	(0.017)[c]
2008-FST Service Shares	1.00	0.015	(0.015)[c]
2007-FST Shares	1.00	0.035	(0.035)[c]
2007-FST Select Shares	1.00	0.035	(0.035)[c]
2007-FST Preferred Shares	1.00	0.034	(0.034)[c]
2007-FST Capital Shares	1.00	0.033	(0.033)[c]
2007-FST Administration Shares	1.00	0.032	(0.032)[c]
2007-FST Service Shares	1.00	0.030	(0.030)[c]
2006-FST Shares	1.00	0.033	(0.033)[c]
2006-FST Select Shares	1.00	0.032	(0.032)[c]
2006-FST Preferred Shares	1.00	0.032	(0.032)[c]
2006-FST Capital Shares	1.00	0.031	(0.031)[c]
2006-FST Administration Shares	1.00	0.030	(0.030)[c]
2006-FST Service Shares	1.00	0.028	(0.028)[c]
2005-FST Shares	1.00	0.022	(0.022)
2005-FST Select Shares	1.00	0.022	(0.022)
2005-FST Preferred Shares	1.00	0.022	(0.022)
2005-FST Capital Shares	1.00	0.021	(0.021)
2005-FST Administration Shares	1.00	0.020	(0.020)
2005-FST Service Shares	1.00	0.017	(0.017)
2004-FST Shares	1.00	0.010	(0.010)
2004-FST Select Shares	1.00	0.010	(0.010)
2004-FST Preferred Shares	1.00	0.009	(0.009)
2004-FST Capital Shares	1.00	0.009	(0.009)
2004-FST Administration Shares	1.00	0.008	(0.008)
2004-FST Service Shares	1.00	0.005	(0.005)

* The Fund changed its fiscal year end from December 31 to August 31.

(a) Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Amount includes $0.0001, $0.0008 and $0.00004 of distributions from net realized gains for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

82

The accompanying notes are an integral part of these financial statements.

118

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

					Ratios assuming no expense reductions	
Net asset value, end of period	Total return[a]	Net assets, end of period (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets
[redacted]						
$1.00	0.25%	$9,416,370	0.21%[b]	0.37%[b]	0.26%[b]	0.32%[b]
1.00	0.23	85,670	0.24[b]	0.33[b]	0.29[b]	0.28[b]
1.00	0.18	45,223	0.31[b]	0.30[b]	0.36[b]	0.25[b]
1.00	0.15	162,752	0.36[b]	0.24[b]	0.41[b]	0.19[b]
1.00	0.09	308,305	0.45[b]	0.14[b]	0.51[b]	0.08[b]
1.00	0.01	71,451	0.61[b]	0.03[b]	0.76[b]	(0.12)[b]
[redacted]						
1.00	2.00	9,657,508	0.18	1.95	0.24	1.89
1.00	1.97	40,707	0.21	1.98	0.27	1.92
1.00	1.89	82,211	0.28	1.87	0.34	1.81
1.00	1.84	294,058	0.33	1.84	0.39	1.78
1.00	1.74	362,529	0.43	1.73	0.49	1.67
1.00	1.49	280,303	0.68	1.52	0.74	1.46
1.00	3.56	9,069,558	0.18	3.49	0.23	3.44
1.00	3.53	71,395	0.21	3.47	0.26	3.42
1.00	3.46	220,538	0.28	3.37	0.33	3.32
1.00	3.41	317,742	0.33	3.30	0.38	3.25
1.00	3.30	757,798	0.43	3.23	0.48	3.18
1.00	3.05	332,251	0.68	2.98	0.73	2.93
1.00	3.32	6,243,612	0.18	3.25	0.23	3.20
1.00	3.29	101,244	0.21	3.21	0.26	3.16
1.00	3.22	326,624	0.28	3.19	0.33	3.14
1.00	3.17	423,215	0.33	3.12	0.38	3.07
1.00	3.07	323,201	0.43	3.01	0.48	2.96
1.00	2.81	172,468	0.68	2.77	0.73	2.72
1.00	2.26	7,547,716	0.18	2.23	0.22	2.19
1.00	2.23	175,764	0.21	2.20	0.25	2.16
1.00	2.16	243,181	0.28	2.16	0.32	2.12
1.00	2.11	220,902	0.33	2.24	0.37	2.20
1.00	2.01	349,087	0.43	1.98	0.47	1.94
1.00	1.75	164,979	0.68	1.79	0.72	1.75
1.00	1.05	8,026,117	0.18	1.03	0.22	0.99
1.00	1.02	160,472	0.21	1.02	0.25	0.98
1.00	0.94	186,208	0.28	0.94	0.32	0.90
1.00	0.89	32,599	0.33	0.93	0.37	0.89
1.00	0.79	345,968	0.43	0.81	0.47	0.77
1.00	0.54	85,930	0.68	0.58	0.72	0.54

The accompanying notes are an integral part of these financial statements.

83

119

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year—Share Class	Net asset value, beginning of period	Net investment income	Distributions from net investment income
FOR THE PERIOD JANUARY 1 TO AUGUST 31*,			
2009-FST Shares	$1.00	$0.0010[b]	$(0.0010)[b]
2009-FST Select Shares	1.00	0.0008[b]	(0.0008)[b]
2009-FST Preferred Shares	1.00	0.0005[b]	(0.0005)[b]
2009-FST Capital Shares	1.00	0.0003[b]	(0.0003)[b]
2009-FST Administration Shares	1.00	0.0002[b]	(0.0002)[b]
2009-FST Service Shares	1.00	0.0001[b]	(0.0001)[b]
FOR THE FISCAL YEARS ENDED DECEMBER 31,			
2008-FST Shares	1.00	0.016[b]	(0.016)[b]
2008-FST Select Shares	1.00	0.015[b]	(0.015)[b]
2008-FST Preferred Shares	1.00	0.015[b]	(0.015)[b]
2008-FST Capital Shares	1.00	0.014[b]	(0.014)[b]
2008-FST Administration Shares	1.00	0.013[b]	(0.013)[b]
2008-FST Service Shares	1.00	0.011[b]	(0.011)[b]
2007-FST Shares	1.00	0.044[b]	(0.044)[b]
2007-FST Select Shares	1.00	0.043[b]	(0.043)[b]
2007-FST Preferred Shares	1.00	0.043[b]	(0.043)[b]
2007-FST Capital Shares	1.00	0.042[b]	(0.042)[b]
2007-FST Administration Shares	1.00	0.041[b]	(0.041)[b]
2007-FST Service Shares	1.00	0.039[b]	(0.039)[b]
2006-FST Shares	1.00	0.046	(0.046)
2006-FST Select Shares	1.00	0.045	(0.045)
2006-FST Preferred Shares	1.00	0.045	(0.045)
2006-FST Capital Shares	1.00	0.044	(0.044)
2006-FST Administration Shares	1.00	0.043	(0.043)
2006-FST Service Shares	1.00	0.041	(0.041)
2005-FST Shares	1.00	0.028	(0.028)
2005-FST Select Shares	1.00	0.028	(0.028)
2005-FST Preferred Shares	1.00	0.027	(0.027)
2005-FST Capital Shares	1.00	0.027	(0.027)
2005-FST Administration Shares	1.00	0.026	(0.026)
2005-FST Service Shares	1.00	0.023	(0.023)
2004-FST Shares	1.00	0.011	(0.011)
2004-FST Select Shares	1.00	0.010	(0.010)
2004-FST Preferred Shares	1.00	0.010	(0.010)
2004-FST Capital Shares	1.00	0.009	(0.009)
2004-FST Administration Shares	1.00	0.008	(0.008)
2004-FST Service Shares	1.00	0.006	(0.006)

* The Fund changed its fiscal year end from December 31 to August 31.

(a) Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(b) Net investment income and distributions from net investment income contain $0.0008, $(0.0008), $0.002, $(0.002), $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal years ended December 31, 2008 and December 31, 2007, respectively.

(c) Annualized.

(d) Amount is less than 0.005%.

84

The accompanying notes are an integral part of these financial statements.

120

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

					Ratios assuming no expense reductions	
Net asset value, end of period	Total return[a]	Net assets, end of period (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets
[redacted]						
$1.00	0.10%	$18,393,881	0.20%[c]	0.04%[c]	0.23%[c]	0.01%[c]
1.00	0.08	173,590	0.23[c]	—[c][d]	0.26[c]	(0.03)[c]
1.00	0.05	321,168	0.27[c]	(0.04)[c]	0.33[c]	(0.10)[c]
1.00	0.03	65,817	0.30[c]	(0.06)[c]	0.38[c]	(0.14)[c]
1.00	0.02	1,476,015	0.34[c]	(0.09)[c]	0.48[c]	(0.23)[c]
1.00	0.01	234,595	0.35[c]	(0.11)[c]	0.73[c]	(0.49)[c]
[redacted]						
1.00	1.57	32,591,735	0.21	1.05	0.24	1.02
1.00	1.54	135,437	0.24	1.01	0.27	0.98
1.00	1.47	356,612	0.31	1.15	0.34	1.12
1.00	1.42	173,751	0.36	0.64	0.39	0.61
1.00	1.32	3,083,313	0.46	0.97	0.49	0.94
1.00	1.09	612,105	0.69	0.84	0.74	0.79
1.00	4.46	9,282,486	0.20	3.91	0.24	3.87
1.00	4.43	29,548	0.23	4.24	0.27	4.20
1.00	4.36	219,365	0.30	4.07	0.34	4.03
1.00	4.31	20,939	0.35	4.16	0.39	4.12
1.00	4.20	1,552,156	0.45	3.89	0.49	3.85
1.00	3.94	658,252	0.70	3.51	0.74	3.47
1.00	4.66	1,907,998	0.20	4.60	0.24	4.56
1.00	4.63	33,599	0.23	4.82	0.27	4.78
1.00	4.55	161,504	0.30	4.48	0.34	4.44
1.00	4.50	17,946	0.35	4.45	0.39	4.41
1.00	4.40	869,388	0.45	4.37	0.49	4.33
1.00	4.14	218,354	0.70	4.05	0.74	4.01
1.00	2.84	1,201,313	0.20	2.78	0.24	2.74
1.00	2.81	67	0.23	2.78	0.27	2.74
1.00	2.74	133,806	0.30	3.07	0.34	3.03
1.00	2.69	6,468	0.35	2.58	0.39	2.54
1.00	2.58	537,912	0.45	2.67	0.49	2.63
1.00	2.33	268,622	0.70	2.44	0.74	2.40
1.00	1.08	1,398,794	0.20	1.11	0.24	1.07
1.00	1.05	65	0.23	1.27	0.27	1.23
1.00	0.98	372,946	0.30	1.26	0.34	1.22
1.00	0.93	17,035	0.35	0.89	0.39	0.85
1.00	0.83	236,848	0.45	0.84	0.49	0.80
1.00	0.58	100,678	0.70	0.54	0.74	0.50

The accompanying notes are an integral part of these financial statements.

85

121

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year—Share Class	Net asset value, beginning of period	Net investment income	Distributions from net investment income
FOR THE PERIOD JANUARY 1 TO AUGUST 31*,			
2009-FST Shares	$1.00	$0.0014[c]	$(0.0014)[c]
2009-FST Select Shares	1.00	0.0012[c]	(0.0012)[c]
2009-FST Preferred Shares	1.00	0.0008[c]	(0.0008)[c]
2009-FST Capital Shares	1.00	0.0006[c]	(0.0006)[c]
2009-FST Administration Shares	1.00	0.0002[c]	(0.0002)[c]
2009-FST Service Shares	1.00	0.0001[c]	(0.0001)[c]
FOR THE FISCAL YEARS ENDED DECEMBER 31,			
2008-FST Shares	1.00	0.016	(0.016)
2008-FST Select Shares	1.00	0.016	(0.016)
2008-FST Preferred Shares	1.00	0.015	(0.015)
2008-FST Capital Shares	1.00	0.015	(0.015)
2008-FST Administration Shares	1.00	0.014	(0.014)
2008-FST Service Shares	1.00	0.012	(0.012)
2007-FST Shares	1.00	0.047	(0.047)
2007-FST Select Shares	1.00	0.047	(0.047)
2007-FST Preferred Shares	1.00	0.046	(0.046)
2007-FST Capital Shares	1.00	0.045	(0.045)
2007-FST Administration Shares	1.00	0.044	(0.044)
2007-FST Service Shares	1.00	0.042	(0.042)
2006-FST Shares	1.00	0.048	(0.048)
2006-FST Select Shares	1.00	0.047	(0.047)
2006-FST Preferred Shares	1.00	0.047	(0.047)
2006-FST Capital Shares	1.00	0.046	(0.046)
2006-FST Administration Shares	1.00	0.045	(0.045)
2006-FST Service Shares	1.00	0.043	(0.043)
2005-FST Shares	1.00	0.030	(0.030)
2005-FST Select Shares	1.00	0.030	(0.030)
2005-FST Preferred Shares	1.00	0.029	(0.029)
2005-FST Capital Shares	1.00	0.028	(0.028)
2005-FST Administration Shares	1.00	0.027	(0.027)
2005-FST Service Shares	1.00	0.025	(0.025)
2004-FST Shares	1.00	0.011	(0.011)
2004-FST Select Shares	1.00	0.011	(0.011)
2004-FST Preferred Shares	1.00	0.010	(0.010)
2004-FST Capital Shares	1.00	0.010	(0.010)
2004-FST Administration Shares	1.00	0.009	(0.009)
2004-FST Service Shares	1.00	0.006	(0.006)

* The Fund changed its fiscal year end from December 31 to August 31.

(a) Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Net investment income and distributions from net investment income contain 0.0009 and (0.0009) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009.

86

The accompanying notes are an integral part of these financial statements.

122

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Net asset value, end of period	Total return[a]	Net assets, end of period (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratios assuming no expense reductions: Ratio of total expenses to average net assets	Ratios assuming no expense reductions: Ratio of net investment income (loss) to average net assets
$1.00	0.14%	$16,942,168	0.20%[b]	0.07%[b]	0.23%[b]	0.04%[b]
1.00	0.12	670,028	0.23[b]	(0.01)[b]	0.26[b]	(0.04)[b]
1.00	0.08	304,897	0.29[b]	(0.02)[b]	0.33[b]	(0.06)[b]
1.00	0.06	330,368	0.33[b]	(0.05)[b]	0.38[b]	(0.10)[b]
1.00	0.02	2,196,762	0.37[b]	(0.10)[b]	0.48[b]	(0.21)[b]
1.00	0.01	1,058,820	0.41[b]	(0.12)[b]	0.73[b]	(0.44)[b]
1.00	1.64	12,010,372	0.21	1.51	0.24	1.48
1.00	1.61	32,927	0.24	0.42	0.27	0.39
1.00	1.54	246,788	0.31	1.46	0.34	1.43
1.00	1.49	360,461	0.36	1.30	0.39	1.27
1.00	1.39	1,995,689	0.46	1.40	0.49	1.37
1.00	1.17	1,357,797	0.67	1.17	0.74	1.10
1.00	4.80	11,652,689	0.20	4.32	0.24	4.28
1.00	4.77	26	0.23	4.62	0.27	4.58
1.00	4.70	646,792	0.30	4.52	0.34	4.48
1.00	4.65	318,665	0.35	4.39	0.39	4.35
1.00	4.54	2,787,538	0.45	4.44	0.49	4.40
1.00	4.28	1,837,123	0.70	4.19	0.74	4.15
1.00	4.86	1,855,829	0.20	4.79	0.24	4.75
1.00	4.83	4	0.23	4.75	0.27	4.71
1.00	4.76	776,080	0.30	4.69	0.34	4.65
1.00	4.71	90,897	0.35	4.79	0.39	4.75
1.00	4.60	2,353,384	0.45	4.55	0.49	4.51
1.00	4.34	1,821,459	0.70	4.31	0.74	4.27
1.00	3.00	1,633,047	0.20	3.00	0.23	2.97
1.00	2.97	3	0.23	3.83	0.26	3.80
1.00	2.90	669,177	0.30	2.97	0.33	2.94
1.00	2.85	1,926	0.35	2.73	0.38	2.70
1.00	2.75	1,856,730	0.45	2.78	0.48	2.75
1.00	2.49	1,036,131	0.70	2.55	0.73	2.52
1.00	1.14	2,262,617	0.20	1.16	0.22	1.14
1.00	1.11	2	0.23	0.82	0.25	0.80
1.00	1.04	493,548	0.30	1.04	0.32	1.02
1.00	0.99	1,038	0.35	0.77	0.37	0.75
1.00	0.89	1,581,650	0.45	0.90	0.47	0.88
1.00	0.64	676,295	0.70	0.67	0.72	0.65

The accompanying notes are an integral part of these financial statements.

87

123

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended August 31, 2009 (Unaudited)

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of a Fund you incur ongoing costs, including management fees, service and/or shareholder administration fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 through August 31, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled "Expenses Paid" to estimate the expenses you paid on your account for this period.

	Federal Fund			Government Fund			Money Market Fund			Prime Obligations Fund		
Share Class	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Expenses Paid for the 6 months ended 8/31/09*	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Expenses Paid for the 6 months ended 8/31/09*	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Expenses Paid for the 6 months ended 8/31/09*	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Expenses Paid for the 6 months ended 8/31/09*
FST Shares												
Actual	$1,000.00	$1,001.30	$1.06	$1,000.00	$1,001.70	$0.93	$1,000.00	$1,002.10	$1.12	$1,000.00	$1,001.80	$1.26
Hypothetical 5% return	1,000.00	1,024.15+	1.07	1,000.00	1,024.27+	0.95	1,000.00	1,024.09+	1.13	1,000.00	1,023.95+	1.27
FST Select Shares												
Actual	1,000.00	1,001.20	1.19	1,000.00	1,001.50	1.08	1,000.00	1,001.90	1.28	1,000.00	1,001.70	1.41
Hypothetical 5% return	1,000.00	1,024.02+	1.20	1,000.00	1,024.13+	1.09	1,000.00	1,023.93+	1.29	1,000.00	1,023.80+	1.42
FST Preferred Shares												
Actual	1,000.00	1,000.80	1.56	1,000.00	1,001.20	1.44	1,000.00	1,001.60	1.62	1,000.00	1,001.30	1.77
Hypothetical 5% return	1,000.00	1,023.65+	1.58	1,000.00	1,023.77+	1.45	1,000.00	1,023.58+	1.64	1,000.00	1,023.44+	1.78
FST Capital Shares												
Actual	1,000.00	1,000.60	1.79	1,000.00	1,000.90	1.69	1,000.00	1,001.30	1.88	1,000.00	1,001.10	2.02
Hypothetical 5% return	1,000.00	1,023.42+	1.81	1,000.00	1,023.51+	1.71	1,000.00	1,023.33+	1.90	1,000.00	1,023.19+	2.04
FST Administration Shares												
Actual	1,000.00	1,000.30	2.16	1,000.00	1,000.50	2.12	1,000.00	1,000.80	2.33	1,000.00	1,000.70	2.43
Hypothetical 5% return	1,000.00	1,023.05+	2.18	1,000.00	1,023.09+	2.14	1,000.00	1,022.87+	2.36	1,000.00	1,022.78+	2.45
FST Service Shares												
Actual	1,000.00	1,000.10	2.34	1,000.00	1,000.10	2.69	1,000.00	1,000.10	3.06	1,000.00	1,000.10	3.07
Hypothetical 5% return	1,000.00	1,022.86+	2.37	1,000.00	1,022.52+	2.72	1,000.00	1,022.15+	3.09	1,000.00	1,022.14+	3.10

89

124

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended August 31, 2009 (Unaudited) (continued)

	Tax-Free Money Market Fund			Treasury Instruments Fund			Treasury Obligations Fund		
Share Class	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Expenses Paid for the 6 months ended 8/31/09*	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Expenses Paid for the 6 months ended 8/31/09*	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Expenses Paid for the 6 months ended 8/31/09*
FST Shares									
Actual	$1,000.00	$1,001.60	$1.15	$1,000.00	$1,000.60	$1.00	$1,000.00	$1,000.90	$1.02
Hypothetical 5% return	1,000.00	1,024.06+	1.16	1,000.00	1,024.21+	1.01	1,000.00	1,024.19+	1.03
FST Select Shares									
Actual	1,000.00	1,001.50	1.30	1,000.00	1,000.40	1.12	1,000.00	1,000.70	1.19
Hypothetical 5% return	1,000.00	1,023.91+	1.31	1,000.00	1,024.08+	1.14	1,000.00	1,024.01+	1.21
FST Preferred Shares									
Actual	1,000.00	1,001.10	1.65	1,000.00	1,000.30	1.31	1,000.00	1,000.40	1.49
Hypothetical 5% return	1,000.00	1,023.55+	1.67	1,000.00	1,023.90+	1.32	1,000.00	1,023.71+	1.51
FST Capital Shares									
Actual	1,000.00	1,000.90	1.90	1,000.00	1,000.20	1.41	1,000.00	1,000.30	1.66
Hypothetical 5% return	1,000.00	1,023.30+	1.93	1,000.00	1,023.80+	1.43	1,000.00	1,023.55+	1.68
FST Administration Shares									
Actual	1,000.00	1,000.40	2.36	1,000.00	1,000.10	1.55	1,000.00	1,000.10	1.80
Hypothetical 5% return	1,000.00	1,022.85+	2.38	1,000.00	1,023.66+	1.56	1,000.00	1,023.40+	1.83
FST Service Shares									
Actual	1,000.00	1,000.10	2.91	1,000.00	1,000.10	1.56	1,000.00	1,000.10	1.87
Hypothetical 5% return	1,000.00	1,022.29+	2.94	1,000.00	1,023.64+	1.58	1,000.00	1,023.33+	1.89

* Expenses for each share class are calculated using the Funds' annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares
Federal	0.21%	0.24%	0.31%	0.35%	0.43%	0.46%
Government	0.19	0.21	0.28	0.34	0.42	0.53
Money Market	0.22	0.25	0.32	0.37	0.46	0.61
Prime Obligations	0.25	0.28	0.35	0.40	0.48	0.61
Tax-Free Money Market	0.23	0.26	0.33	0.38	0.47	0.58
Treasury Instruments	0.20	0.22	0.26	0.28	0.31	0.31
Treasury Obligations	0.20	0.24	0.30	0.33	0.36	0.37

+ Hypothetical expenses are based on each Fund's actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

90

125

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
HOLDINGS AS OF 10/31/09

Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Fund's entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.

Prospectuses for the Goldman Sachs Funds containing more complete information may be obtained from your authorized dealer, or from Goldman, Sachs & Co. by calling 1–800–526–7384, or by downloading from this Web site (www.goldmansachsfunds.com). Please consider a Fund's objectives, risks, and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.
Copyright (c) 2009 Goldman Sachs & Co. All Rights Reserved.
2009-1784TMPL Date of First Use:November 15, 2009

Description	Maturity Date	Par Value	% of Portfolio
AMSTEL FUNDING CORPORATIO	02-Nov-09	121,044,000	0.36%
AMSTERDAM FUNDING CORPORA	06-Jan-10	65,000,000	0.19%
AMSTERDAM FUNDING CORPORA	11-Jan-10	150,000,000	0.45%
AMSTERDAM FUNDING CORPORA	12-Jan-10	100,000,000	0.30%
AMSTERDAM FUNDING CORPORA	04-Feb-10	65,000,000	0.19%
AMSTERDAM FUNDING CORPORA	17-Feb-10	65,000,000	0.19%
ASPEN FUNDING CORP.	16-Nov-09	95,000,000	0.28%
ASPEN FUNDING CORP.	14-Dec-09	75,000,000	0.22%
ASPEN FUNDING CORP.	08-Jan-10	100,000,000	0.30%
ASPEN FUNDING CORP.	25-Jan-10	150,000,000	0.45%
ATLANTIS ONE FUNDING CORP	10-Nov-09	195,000,000	0.58%
ATLANTIS ONE FUNDING CORP	23-Feb-10	152,692,000	0.46%
ATLANTIS ONE FUNDING CORP	26-Feb-10	200,000,000	0.60%
CAFCO, LLC	13-Nov-09	75,000,000	0.22%
CAFCO, LLC	06-Jan-10	50,000,000	0.15%
CHARIOT FUNDING LLC	20-Nov-09	77,000,000	0.23%
CHARIOT FUNDING LLC	27-Nov-09	75,015,000	0.22%
CHARIOT FUNDING LLC	08-Dec-09	90,000,000	0.27%
CHARTA, LLC	16-Nov-09	175,000,000	0.52%
CHARTA, LLC	17-Nov-09	90,000,000	0.27%
CHARTA, LLC	07-Jan-10	100,000,000	0.30%
CLIPPER RECEIVABLES COMPA	12-Jan-10	190,000,000	0.57%
CRC FUNDING, LLC	13-Nov-09	75,000,000	0.22%
CRC FUNDING, LLC	04-Feb-10	110,000,000	0.33%
ENTERPRISE FUNDING COMPAN	04-Jan-10	98,332,000	0.29%
ENTERPRISE FUNDING COMPAN	11-Jan-10	141,553,000	0.42%

126

FALCON ASSET SECURITIZATI	25-Nov-09	90,000,000	0.27%
GALLEON CAPITAL, LLC	10-Nov-09	100,000,000	0.30%
GEMINI SECURITIZATION COR	10-Nov-09	95,000,000	0.28%
GEMINI SECURITIZATION COR	24-Nov-09	75,015,000	0.22%
GEMINI SECURITIZATION COR	30-Nov-09	171,000,000	0.51%
GEMINI SECURITIZATION COR	14-Dec-09	150,000,000	0.45%
GEMINI SECURITIZATION COR	22-Dec-09	95,000,000	0.28%
GEMINI SECURITIZATION COR	19-Jan-10	75,000,000	0.22%
GEMINI SECURITIZATION COR	29-Jan-10	125,000,000	0.37%
GOVCO, LLC	09-Nov-09	130,000,000	0.39%
GOVCO, LLC	12-Nov-09	75,000,000	0.22%
GOVCO, LLC	14-Dec-09	125,000,000	0.37%
GOVCO, LLC	15-Dec-09	142,000,000	0.42%
GOVCO, LLC	06-Jan-10	75,000,000	0.22%
LIBERTY STREET FUNDING LL	25-Nov-09	140,000,000	0.42%
LMA-AMERICAS LLC	19-Nov-09	120,000,000	0.36%
LMA-AMERICAS LLC	27-Nov-09	298,200,000	0.89%
LMA-AMERICAS LLC	22-Dec-09	220,000,000	0.66%
LMA-AMERICAS LLC	19-Jan-10	216,000,000	0.64%
LMA-AMERICAS LLC	25-Jan-10	160,000,000	0.48%
MATCHPOINT MASTER TRUST	25-Nov-09	85,000,000	0.25%
NEWPORT FUNDING CORP.	02-Nov-09	117,630,000	0.35%
NEWPORT FUNDING CORP.	17-Nov-09	50,012,000	0.15%
NEWPORT FUNDING CORP.	15-Dec-09	50,038,000	0.15%
NEWPORT FUNDING CORP.	25-Jan-10	50,000,000	0.15%
NIEUW AMSTERDAM RECEIVABL	02-Nov-09	150,000,000	0.45%
OLD LINE FUNDING CORPORAT	15-Jan-10	59,551,000	0.18%
PARK AVENUE RECEIVABLES C	23-Nov-09	107,000,000	0.32%
RANGER FUNDING COMPANY LL	18-Nov-09	50,000,000	0.15%
RANGER FUNDING COMPANY LL	10-Feb-10	50,097,000	0.15%
RANGER FUNDING COMPANY LL	11-Feb-10	58,585,000	0.17%
REGENCY MARKETS NO. 1, LL	12-Nov-09	65,082,000	0.19%
REGENCY MARKETS NO. 1, LL	16-Nov-09	61,686,000	0.18%
REGENCY MARKETS NO. 1, LL	17-Nov-09	90,002,000	0.27%
REGENCY MARKETS NO. 1, LL	20-Nov-09	212,318,000	0.63%
SALISBURY RECEIVABLES COM	08-Dec-09	50,000,000	0.15%
SALISBURY RECEIVABLES COM	09-Dec-09	60,000,000	0.18%
SALISBURY RECEIVABLES COM	10-Dec-09	120,000,000	0.36%
STRAIGHT-A FUNDING, LLC	17-Nov-09	40,028,000	0.12%
STRAIGHT-A FUNDING, LLC	23-Nov-09	100,000,000	0.30%
STRAIGHT-A FUNDING, LLC	24-Nov-09	160,119,000	0.48%
STRAIGHT-A FUNDING, LLC	25-Nov-09	50,000,000	0.15%
STRAIGHT-A FUNDING, LLC	01-Dec-09	50,000,000	0.15%
STRAIGHT-A FUNDING, LLC	09-Dec-09	200,000,000	0.60%
STRAIGHT-A FUNDING, LLC	14-Dec-09	300,396,000	0.90%
STRAIGHT-A FUNDING, LLC	15-Dec-09	130,127,000	0.39%
STRAIGHT-A FUNDING, LLC	04-Jan-10	125,875,000	0.38%

127

STRAIGHT-A FUNDING, LLC	19-Jan-10	150,298,000	0.45%
TASMAN FUNDING INC	23-Nov-09	100,000,000	0.30%
TASMAN FUNDING INC	06-Jan-10	140,094,000	0.42%
TASMAN FUNDING INC	21-Jan-10	270,296,000	0.81%
THAMES ASSET GLOBAL SECUR	07-Jan-10	77,741,000	0.23%
THAMES ASSET GLOBAL SECUR	15-Jan-10	45,389,000	0.14%
THAMES ASSET GLOBAL SECUR	25-Jan-10	51,709,000	0.15%
THUNDER BAY FUNDING INC	16-Nov-09	60,000,000	0.18%
THUNDER BAY FUNDING INC	14-Jan-10	53,062,000	0.16%
TICONDEROGA FUNDING, LLC	06-Nov-09	150,000,000	0.45%
TICONDEROGA FUNDING, LLC	16-Nov-09	220,000,000	0.66%
TICONDEROGA FUNDING, LLC	25-Jan-10	300,000,000	0.90%
TULIP FUNDING CORPORATION	30-Nov-09	100,000,000	0.30%
TULIP FUNDING CORPORATION	04-Dec-09	100,000,000	0.30%
TULIP FUNDING CORPORATION	07-Jan-10	77,741,000	0.23%
TULIP FUNDING CORPORATION	20-Jan-10	53,415,000	0.16%
VARIABLE FUNDING CAPITAL	02-Dec-09	50,000,000	0.15%
VARIABLE FUNDING CAPITAL	14-Dec-09	250,000,000	0.75%
VARIABLE FUNDING CAPITAL	11-Jan-10	100,000,000	0.30%
VARIABLE FUNDING CAPITAL	26-Jan-10	325,463,000	0.97%
WINDMILL FUNDING CORPORAT	04-Jan-10	90,000,000	0.27%
WINDMILL FUNDING CORPORAT	06-Jan-10	76,000,000	0.23%
WINDMILL FUNDING CORPORAT	12-Jan-10	100,000,000	0.30%
WINDMILL FUNDING CORPORAT	17-Feb-10	40,000,000	0.12%
YORKTOWN CAPITAL, LLC	17-Dec-09	111,873,000	0.33%
Asset Backed Commercial Paper		**11,294,478,000**	**33.71%**
GENERAL ELECTRIC CAPITAL	30-Nov-09	395,000,000	1.18%
GENERAL ELECTRIC CAPITAL	29-Dec-09	250,000,000	0.75%
Commercial Paper		**645,000,000**	**1.93%**
BANK OF AMERICA, NATIONAL	29-Jul-10	168,000,000	0.50%
Government Guarantee Variable Rate		**168,000,000**	**0.50%**
(GS) GOLDMAN, SACHS & CO.	02-Nov-09	704,400,000	2.10%
(GS) GSFG JOINT ACCOUNT I [1]	02-Nov-09	136,200,000	0.41%
(GS) GSFG JOINT ACCOUNT II [2]	02-Nov-09	6,260,500,000	18.69%
BANC OF AMERICA SECURITIE	02-Nov-09	161,000,000	0.48%
BANC OF AMERICA SECURITIE	06-Nov-09	565,000,000	1.69%
BARCLAYS CAPITAL INC.	02-Nov-09	300,000,000	0.90%
BARCLAYS CAPITAL INC.	06-Nov-09	424,000,000	1.27%
DEUTSCHE BANK SECURITIES	02-Nov-09	250,000,000	0.75%
UBS SECURITIES LLC	02-Nov-09	25,000,000	0.07%
Repurchase Agreements		**8,826,100,000**	**26.34%**

128

NEW YORK STATE LOCAL GOVE	01-Apr-22	100,000,000	0.30%
Tax Exempt Variable Rate		**100,000,000**	**0.30%**
CITIBANK NA-NASSAU BRANCH	02-Nov-09	304,000,000	0.91%
Time Deposits		**304,000,000**	**0.91%**
UNITED STATES DEPARTMENT	10-Jun-10	374,000,000	1.12%
UNITED STATES DEPARTMENT	17-Jun-10	170,000,000	0.51%
US Treasury Bills		**544,000,000**	**1.62%**
FEDERAL HOME LOAN BANK SY	19-Jan-10	30,000,000	0.09%
FEDERAL HOME LOAN MORTGAG	29-Jan-10	150,000,000	0.45%
FEDERAL HOME LOAN MORTGAG	01-Feb-10	420,000,000	1.25%
FEDERAL HOME LOAN MORTGAG	04-Feb-10	350,000,000	1.04%
FEDERAL HOME LOAN MORTGAG	08-Feb-10	192,500,000	0.57%
FEDERAL HOME LOAN MORTGAG	04-May-10	750,000,000	2.24%
FEDERAL NATIONAL MORTGAGE	08-Jan-10	560,000,000	1.67%
FEDERAL NATIONAL MORTGAGE	14-Jan-10	390,000,000	1.16%
FEDERAL NATIONAL MORTGAGE	15-Jan-10	350,000,000	1.04%
FEDERAL NATIONAL MORTGAGE	08-Feb-10	192,500,000	0.57%
FEDERAL NATIONAL MORTGAGE	12-Jul-10	414,500,000	1.24%
US Government Agency Discount Notes		**3,799,500,000**	**11.34%**
FEDERAL HOME LOAN BANK SY	05-Apr-10	300,000,000	0.90%
FEDERAL HOME LOAN BANK SY	14-May-10	300,000,000	0.90%
FEDERAL HOME LOAN BANK SY	21-Jun-10	217,200,000	0.65%
FEDERAL HOME LOAN BANK SY	27-Aug-10	160,000,000	0.48%
FEDERAL HOME LOAN MORTGAG	12-Feb-10	277,000,000	0.83%
FEDERAL HOME LOAN BANK SY	22-Oct-10	54,000,000	0.16%
FEDERAL HOME LOAN BANK SY	27-Oct-10	80,000,000	0.24%
US Government Agency Notes/Bonds		**1,388,200,000**	**4.14%**
FED NATL MORTGAGE ASSOC	30-Dec-09	400,000,000	1.19%
FEDERAL HOME LOAN BANK	08-Dec-09	160,000,000	0.48%
FEDERAL HOME LOAN BANK	28-Dec-09	332,000,000	0.99%
FEDERAL HOME LOAN BANK SY	02-Mar-10	200,000,000	0.60%
FEDERAL HOME LOAN BANK SY	09-Apr-10	148,000,000	0.44%
FEDERAL HOME LOAN BANK SY	13-Apr-10	385,000,000	1.15%
FEDERAL HOME LOAN BANK SY	19-Nov-10	100,000,000	0.30%
FEDERAL HOME LOAN BANK SY	01-Dec-10	440,000,000	1.31%
FEDERAL HOME LOAN BANK SY	24-Jan-11	560,000,000	1.67%
FEDERAL HOME LOAN BANK SY	01-Feb-11	70,000,000	0.21%
FEDERAL HOME LOAN MORTGAG	23-Dec-09	378,000,000	1.13%
FEDERAL HOME LOAN MORTGAG	12-Jul-10	635,000,000	1.90%
FEDERAL HOME LOAN MORTGAG	03-Sep-10	360,000,000	1.07%
FEDERAL HOME LOAN MORTGAG	01-Feb-11	53,300,000	0.16%

129

FEDERAL HOME LOAN MORTGAG	09-Mar-11	4,300,000	0.01%
FEDERAL HOME LOAN MORTGAG	01-Apr-11	17,800,000	0.05%
FEDERAL HOME LOAN MORTGAG	07-Apr-11	10,750,000	0.03%
FEDERAL HOME LOAN MORTGAG	04-May-11	15,947,000	0.05%
FEDERAL HOME LOAN MORTGAG	05-Aug-11	111,400,000	0.33%
FEDERAL NATIONAL MORTGAGE	13-Jul-10	480,000,000	1.43%
FEDERAL NATIONAL MORTGAGE	13-May-11	2,350,000	0.01%
US Government Agency Variable Rate Notes		**4,863,847,000**	**14.52%**
BANC OF AMERICA SECURITIE	07-Dec-09	750,000,000	2.24%
FEDERAL HOME LOAN BANK SY	06-Dec-10	200,000,000	0.60%
JPMORGAN CHASE & CO.	23-Feb-10	179,648,000	0.54%
JPMORGAN CHASE & CO.	07-May-10	23,000,000	0.07%
JPMORGAN CHASE & CO.	18-May-10	152,215,000	0.45%
WACHOVIA BANK, NATIONAL A	15-Jan-10	100,000,000	0.30%
WELLS FARGO BANK, NATIONA	02-Nov-09	166,456,000	0.50%
Variable Rate Obligations		**1,571,319,000**	**4.69%**
Grand Total		**33,504,444,000**	**100.00%**

(1) See below for additional information on each counterparty within Joint Account

(2) See below for additional information on each counterparty within Joint Account II

Refer to the Statement of Additional Information (SAI) for more detail on Joint Account and Joint Account II.

(1) JOINT ACCOUNT

Description	**Allocation of Par Value**
BANC OF AMERICA SECURITIE	7,228,886
BARCLAYS CAPITAL INC.	7,228,886
CREDIT SUISSE SECURITIES	33,364,090
J.P. MORGAN SECURITIES, I	38,924,772
MORGAN STANLEY & CO. INCO	22,242,727
RBS SECURITIES INC.	16682044.96
UBS SECURITIES LLC	10,528,595
	136,200,000

(2) JOINT ACCOUNT II

Description	**Allocation of Par Value**
BANC OF AMERICA SECURITIE	706,268,106
BARCLAYS CAPITAL INC.	959,129,526
CITIGROUP GLOBAL MARKETS	523,161,560
CREDIT SUISSE SECURITIES	340,055,014
DEUTSCHE BANK SECURITIES	1,159,674,791
J.P. MORGAN SECURITIES, I	392,371,170
MERRILL LYNCH GOVERNMENT	165,667,827
MORGAN STANLEY & CO. INCO	1,307,903,900
RBS SECURITIES INC.	261,580,780
UBS SECURITIES LLC	348,774,373
WACHOVIA BANK, NATIONAL A	95,912,953
TOTAL	6,260,500,000

130

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited) (Continued)

October 31, 2009

Approval of the Advisory and Sub-Advisory Agreements

The Board of Trustees of the Trust (“Board”), including a majority of the Independent Trustees, approved the investment advisory agreement between the Trust, on behalf of Reservoir Fund, and CLS Investments, LLC (“CLS”) and the sub-advisory agreement, on behalf of Reservoir Fund, between CLS and Horizon Investments, LLC (“Horizon”) at a meeting held on December 16, 2008.

In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory and Sub-Advisory Agreements included the following:

Nature, Extent and Quality of Services.  The Board reviewed materials provided by CLS and Horizon, including the Form ADV of each firm.  The Board reviewed the financial statements of CLS and Horizon and concluded that each was sufficiently capitalized to meet their respective obligations to the Reservoir Fund.  With respect to the presentations that were given by CLS and Horizon regarding the Reservoir Fund, the Board discussed the extent of each firms’ research capabilities and the experience of its fund management personnel.  The Board concluded that CLS and Horizon each have the ability to provide a level of service consistent with the Board’s expectations.

Performance.    The Board, including the Independent Trustees, considered the past performance of CLS managing the other funds within the Trust, as well as other factors relating to CLS’s track record.  The Board concluded that the past performance of CLS was acceptable. As to the performance of Horizon, the Board reviewed Horizon’s experience in managing fixed income securities and its risk management strategies.

Fees and Expenses.  The Board reviewed the proposed advisory fee to be paid by the Reservoir Fund and comparative management fees and total operating expense data of a group of comparable funds, and discussed the Reservoir Fund’s projected advisory fees and overall expenses compared to that peer group.    The Board reviewed the expense limitation agreement for Reservoir Fund, which stated that CLS had agreed to waive its management fees and/or reimburse Fund expenses at least until August 30, 20101, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  Based on this information, the Board concluded that the proposed advisory and sub-advisory fees were reasonable in light of the services to be provided.  The Board also concluded that the Reservoir Fund’s estimated expense ratio was acceptable.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Reservoir Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the anticipated size of Reservoir Fund for the initial two years of the advisory agreements that economies of scale was not a relevant consideration.

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited) (Continued)

October 31, 2009

Profitability.  The Board considered the anticipated profits to be realized by CLS and Horizon in connection with the operation of the Reservoir Fund and whether the amount of anticipated profit is a fair profit for the management of the Reservoir Fund.  They also considered the profits to be realized by the CLS and its affiliates from other activities related to the Reservoir Fund.  The Board concluded that because of the Reservoir Fund’s expense limitation agreement and the expected asset levels, they were satisfied that CLS’s and Horizon’s expected level of profitability from their respective relationship with the Reservoir Fund would not be excessive.

Conclusion.  Having requested and received such information from CLS and Horizon as the Board believed to be reasonably necessary to evaluate the terms of the proposed investment advisory agreement and sub-advisory agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the proposed advisory arrangements are fair and reasonable and that approval of the investment advisory agreement and sub-advisory agreement is in the best interests of the Trust and the future shareholders of the Reservoir Fund.

*******************************************************

The Board, including a majority of the Independent Trustees, approved the investment advisory agreement between the Trust, on behalf of the Enhanced Income Fund, the Flexible Income Fund and the Select Equity Fund2, and CLS; and the sub-advisory agreement, on behalf of the Enhanced Income Fund, between CLS and Capital Wealth Planning, LLC (“Capital Wealth”) at a meeting held on August 5, 2009.

In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory and Sub-Advisory Agreements included the following:

Nature, Extent and Quality of Services.  The Board reviewed materials provided by CLS and Capital Wealth related to the proposed investment advisory agreement and sub-advisory agreement with the Trust, including the Form ADV of each firm.  The Board reviewed the financial statements of CLS and Capital Wealth and concluded that CLS and Capital Wealth were each sufficiently capitalized to meet their obligations under the proposed agreements.  With respect to the presentations and/or materials that were provided by CLS regarding the Enhanced Income Fund, Flexible Income Fund and Select Equity Fund, and the materials provided by Capital Wealth regarding the Enhanced Income Fund, the Board discussed the extent of CLS’s and Capital Wealth’s research capabilities and the experience of its fund management personnel.  The Board concluded that CLS and Capital Wealth have the ability to provide a level of service consistent with the Board’s expectations.

Performance.   The Board considered the past performance of CLS managing the other funds within the Trust, as well as other factors relating to CLS’s track record.  The Board concluded that CLS’s past performance was acceptable. As to the performance of Capital Wealth, the Board discussed that the materials provided by Capital Wealth stating that Capital Wealth acts in a sub-advisory capacity for ETF advisers. The Board then discussed Capital Wealth’s experience in actively managing covered call strategies and service as a consultant and a covered call overlay specialist.

Fees and Expenses.  The Board reviewed the proposed advisory fees to be paid by the Funds and the reviewed the comparative management fees and total operating expense data of a group of comparable funds, and discussed Enhanced Income Fund, Flexible Income Fund and Select Equity Fund’s projected advisory fees and overall expenses compared to those peer groups.  The Board also discussed with representatives of CLS the fees charged to other clients of CLS.  The Board reviewed the expense limitation agreement for the Enhanced Income Fund, the Flexible Income Fund and the Select Equity Fund, which stated that CLS had agreed to waive its management fees and/or reimburse expenses at least until August 30, 20101 to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  Based on this information, the Board concluded that the proposed advisory and sub-advisory fees were reasonable in light of the services to be provided.

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited) (Continued)

October 31, 2009

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale with respect to the management of the Enhanced Income Fund, Flexible Income Fund and Select Equity Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the anticipated size of Enhanced Income Fund, Flexible Income Fund and Select Equity Fund for the initial two years of its advisory agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by CLS in connection with the operation of the Enhanced Income Fund, Flexible Income Fund and Select Equity Fund and anticipated profits to be realized by Capital Wealth in connection with the operation of Enhanced Income Fund and whether the amount of profit is a fair profit for the management of Enhanced Income Fund, Flexible Income Fund and Select Equity Fund.  The Board also considered the profits to be realized by CLS and Capital Wealth (and their affiliates) from other activities related to the Enhanced Income Fund, Flexible Income Fund and Select Equity Fund.  The Board concluded that because of Enhanced Income Fund, Flexible Income Fund and Select Equity Fund’s expense limitation agreement and the expected asset levels, they were satisfied that CLS’s and Capital Wealth’s level of profitability from their relationship with the Enhanced Income Fund, Flexible Income Fund and Select Equity Fund would not be excessive.

Conclusion.  Having requested and received such information from CLS and Capital Wealth as the Board believed to be reasonably necessary to evaluate the terms of the proposed investment advisory agreement and sub-advisory agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the proposed advisory arrangements are fair and reasonable and that approval of the investment advisory agreement and sub-advisory agreement is in the best interests of the Trust and the future shareholders of the Enhanced Income Fund, Flexible Income Fund and Select Equity Fund.

____________________________

1 At a meeting of the Board on September 25, 2009, the advisory fee waiver was extended to December 31, 2010.

2 At a meeting of the Board on September 25, 2009, the name of the Select Equity Fund was changed to the Select Appreciation Fund.

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited) (Continued)

October 31, 2009

Privacy Policy & Procedures

Privacy Policy

The AdvisorOne Funds recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

•

Account applications and other required forms,

•

Written, oral, electronic or telephonic communications and

•

Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

Privacy Procedures

TYPES OF INFORMATION OBTAINED

AdvisorOne Funds (the “Funds”) receive personal information from shareholders through account applications and other required forms, written, oral, electronic or telephonic communications, communications with brokers and transaction history from accounts.  The Funds collect, retain and use this information to assist in providing the best service possible.  Information may include shareholder name, address, age, social security number and limited financial information.  The Funds may also have information about a shareholders transactions including purchases, sales and account balances.  The information is generally received by and stored at the transfer agent for the Funds, Gemini Fund Services, Inc. (“GFS”) and the underwriter for the Funds, Northern Lights Distributors, LLC (“NLD”).

DISCLOSURE OF INFORMATION

The Funds only disclose personal nonpublic information to third parties as necessary and permitted by law.

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited) (Continued)

October 31, 2009

 The Funds may disclose information to:

•

Affiliates in order to support the clients’ financial products and services.

•

Authorized service providers who need this information to perform services related to Fund clients’ financial products and services, such as a statement vendor or a mail-house.

•

Non-affiliated third parties that administer products and services necessary or as required by law.  Service of process and escheatment are two examples of providing nonpublic personal information to a non-affiliated third party.

CUSTOMER / CONSUMER INFORMATION

The Fund shareholders are customers while they maintain fund balances.  Shareholders who have closed their accounts are no longer customers.   The Funds do not maintain information on ‘consumers’ who are not ‘customers’.

ADEQUATE SECURITY PROCEDURES

The service providers to the Funds are obligated to maintain the privacy of Fund information.

GFS FACILITY:

All Fund shareholder information is stored on the transfer agent system at GFS.  This facility is located at 4020 South 147th Street; Suite 2; Omaha, NE 68137.  The facility maintains locked doors to the building and locked doors to enter the GFS offices.  The legal and accounting file cabinets are secured at all times.

The actual applications and correspondence by the shareholder is stored in secure electronic files or in retention boxes on site.  These boxes may be moved to a secured offsite storage facility at Iron Mountain.

Staff:

All applicable Fund employees have been trained on the importance of confidentiality of shareholder information. Other than certain GFS employees, no other individuals have access to shareholder records.

Shareholder Service Representatives:

Prior to giving any information on the telephone, a shareholder must state his or her name, social security number and account number.  In addition, all calls are recorded and monitored.

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited) (Continued)

October 31, 2009

GFS Transfer Agent Processes:

•

Address changes can only be made in writing

•

Redemptions can only be done in writing and the check made out to and sent to the address or designated bank account of record.  All redemption requests greater than $50,000 or redemption requests sent to an address other than the address of record or payable to person other than the shareholder of record must be received with a Signature Guarantee.

•

Bank account information can only be received through written correspondence.

•

Research performed must be mailed to the account holder of record.

GFS NETWORK / ENVISION POWERAGENT SYSTEM ACCESS

All GFS employees are required to sign into the Network at GFS with a unique ID and password.  The system requires each employee to change their password every 90 days.  Access to the PowerAgent System (which houses the shareholder information) is given to only those employees who use the system.

INTERNET ACCESS

The shareholder can enter the Web page using their account number and last 4 digits of their Social Security Number.  The shareholder may request a unique PIN.   Brokers, Advisors and GFS employees are assigned a Web site User ID and password.   The shareholder is able to view his or her fund information only.  Neither the Funds nor GFS collect information on the shareholders who access this information.  GFS logs all user and shareholder logins for reporting purposes.

IVR ACCESS

The shareholder can enter the IVR using their account number and last 4 digits of their social security number. The shareholder is able to listen to his or her fund information only.

THIRD PARTIES DOING BUSINESS WITH THE FUNDS

Transfer Agency

•

GFS

•

Rydex Financial Services

Fund Accounting and Fund Administration

•

GFS

Mailing/Prospectus delivery

•

ADP

•

Gemcom, LLC

Storage

•

Iron Mountain Storage

Regulatory

•

Keane Tracers

•

Clear Sky

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited) (Continued)

October 31, 2009

Custodian

•

First National Bank of Omaha

•

Constellation Trust Company

Investment Adviser/Sub-Adviser

•

CLS Investments, LLC

•

Horizon Investments, LLC

Chief Compliance Officer

•

Northern Lights Compliance Services, LLC

Underwriter

•

NLD

NOTICES

The Funds distribute its privacy policy to all shareholders on at least an annual basis.

AdvisorOne Funds

4020 S. 147th Street • Omaha, NE 68137

866-811-0225 • www.advisoronefunds.com

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

0060-NLD-1/11/2010

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

1/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

1/8/10

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date

1/8/10